THE
                            FLIPPIN, BRUCE & PORTER
                                     FUNDS


                               SEMI-ANNUAL REPORT
                               SEPTEMBER 30, 1997
                                  (Unaudited)


                           FBP Contrarion Equity Fund
                           FBP Contrarion Balanced Fund

LETTER TO SHAREHOLDERS                                        NOVEMBER 19, 1997
===============================================================================
   We are pleased to report on the progress of your Fund and its investments for the semi-annual period from April 1 to September 30, 1997. The following table displays the total return (capital change plus income) of the Funds for the past six months and one year.

                                    Six      Twelve
                                  MONTHS     MONTHS
FBP Contrarian Equity Fund         24.7%     37.1%
FBP Contrarian Balanced Fund       19.9%     29.0%

REVIEW AND OUTLOOK

   Returns through September continued to reflect the very positive conditions for investing in the U.S. stock and bond markets. Low inflation, strong corporate profit growth and the investing needs of the "Baby Boom" generation have been the drivers. In the last few weeks, events have unfolded that bring into question the continuation of these excellent returns.

   The recent turmoil in Southeast Asia has shaken and certainly increased the volatility of the world markets. The economies of Latin America have also become a concern due to austerity measures being taken by the Brazilian government. In addition, Iraq has once again become a focus of our foreign policy and military intervention is a possibility.

   What does this imply for the financial markets as we look forward into next year? First, volatility has increased and the stock markets have corrected from their highs. Our economy should remain healthy, but grow more slowly than would have otherwise been the case. Manufacturing companies with large exports, including technology and capital goods companies, will be more affected than domestic based companies or those with more consumer oriented products.

   An offset to this is lower inflation than would have been expected, as products imported into the U.S. will become less expensive. Interest rates have declined as a result, improving returns from fixed income investments. Our economy will benefit also from the reduced borrowing costs for consumers.

   Our investment philosophy for equities has served us well in this market. We study and are concerned about world economies. However, our primary focus is on investing in large, out of favor companies where we believe the valuation is compelling and a fundamental case for improvement exists.

   A recent purchase for the funds, Electronic Data Systems, is such an example. It is one of the largest information technology companies in the world. Wall Street is ignoring this depressed stock due to concerns over near term earnings. EDS is currently reducing its cost structure and adding substantially to new business. This should lead to higher profitability in 1998 and beyond.

   We will continue to maintain a defensive posture with the fixed income portion of the Balanced Fund due to the present level of interest rates. Our focus will remain on short term government and high coupon, callable corporate issues.

COMPARATIVE CHARTS

   Performance for each Fund is compared on the next page to the most appropriate broad-based index, the S&P 500, an unmanaged index of 500 large common stocks. Over time, this index has outpaced the FBP Contrarian Balanced Fund which maintains at least a 25% commitment to bonds. Balanced funds have the growth potential to outpace inflation, but they will typically be outperformed by a 100% stock index over the long term because of the bond portion of their portfolios. However, the advantage of the bond portion is that it can make the return and principal of a balanced fund more stable than a portfolio completely invested in stocks. Results are also compared to the Consumer Price Index, a measure of inflation.

   Thank you for your continued confidence and investment in The Flippin, Bruce & Porter Funds.



     /s/John T. Bruce
     John T. Bruce, CFA
     Vice President-Portfolio Manager

FBP CONTRARIAN EQUITY FUND

Comparison of the Change in Value of a $10,000 Investment in the FBP Contrarian Equity Fund, the Standard & Poor's 500 Index and the Consumer Price Index

FBP Contratian Equity Fund
Average Annual Total Returns
1 Year              Since Inception*
37.05%              21.13%
Past performance is not predictive of future performance.

*Initial public offering of shares was July 30, 1993.
Line chart:

STANDARD & POOR'S 500 INDEX:                                                 FBP CONTRARIAN EQUITY FUND:

                               QTRLY                                                                QTRLY
        DATE                   RETURN         BALANCE                        DATE                   RETURN           BALANCE
            07/31/93                          10,000                     07/31/93                                    10,000
            09/30/93            2.99%         10,299                     09/30/93                    3.05%           10,305
            12/31/93            2.32%         10,538                     12/31/93                    1.99%           10,510
            03/31/94           -3.79%         10,139                     03/31/94                   -1.92%           10,308
            06/30/94            0.42%         10,181                     06/30/94                    0.69%           10,379
            09/30/94            4.88%         10,678                     09/30/94                    7.34%           11,141
            12/31/94           -0.02%         10,676                     12/31/94                   -1.30%           10,996
            03/31/95            9.74%         11,716                     03/31/95                    6.42%           11,702
            06/30/95            9.55%         12,834                     06/30/95                    9.37%           12,798
            09/30/95            7.95%         13,854                     09/30/95                    8.53%           13,890
            12/31/95            6.02%         14,688                     12/31/95                    3.24%           14,340
            03/31/96            5.37%         15,477                     03/31/96                    5.71%           15,158
            06/30/96            4.49%         16,171                     06/30/96                    4.54%           15,846
            09/30/96            3.09%         16,671                     09/30/96                    2.42%           16,229
            12/31/96            8.34%         18,061                     12/31/96                    8.47%           17,604
            03/31/97            2.68%         18,545                     03/31/97                    1.30%           17,833
            06/30/97           17.46%         21,783                     06/30/97                   13.93%           20,318
            09/30/97            7.49%         23,414                     09/30/97                    9.47%           22,241


CONSUMER PRICE INDEX:

                               QTRLY
        DATE                   RETURN         BALANCE
            07/31/93                          10,000
            09/30/93           0.40%          10,040
            12/31/93           0.70%          10,110
            03/31/94           0.50%          10,161
            06/30/94           0.60%          10,222
            09/30/94           0.90%          10,314
            12/31/94           0.60%          10,376
            03/31/95           0.80%          10,460
            06/30/95           0.90%          10,554
            09/30/95           0.40%          10,596
            12/31/95           0.50%          10,649
            03/31/96           0.80%          10,735
            06/30/96           1.10%          10,853
            09/30/96           0.44%          10,901
            12/31/96           0.82%          10,991
            03/31/97           0.70%          11,068
            06/30/97           0.19%          11,088
            09/30/97           0.44%          11,137

FBP CONTRARIAN BALANCED FUND

Comparison of the Change in Value of a $10,000 Investment in the FBP Contrarian Balanced Fund, the Standard & Poor's 500 Index and the Consumer Price Index


FBP Contratian Balanced Fund
Average Annual Total Returns
1 Year              5 Years          Since Inception*
29.00%              16.01%           12.48%

Past performance is not predictive of future performance.

*Initial public offering of shares was July 3, 1989.

Line chart:

STANDARD & POOR'S 500 INDEX:                                            FBP CONTRARIAN BALANCED FUND:

                               QTRLY                                                           QTRLY
        DATE                  RETURN           BALANCE                   DATE                  RETURN           BALANCE
            07/03/89                           10,000                    07/03/89                                 10,000
            09/30/89           10.71%          11,071                    09/30/89              -1.08%              9,892
            12/31/89            2.06%          11,299                    12/31/89               0.05%              9,897
            03/31/90           -3.00%          10,960                    03/31/90              -0.30%              9,867
            06/30/90            6.28%          11,648                    06/30/90               1.95%             10,059
            09/30/90          -13.75%          10,047                    09/30/90              13.02%              8,749
            12/31/90            8.97%          10,948                    12/31/90               4.22%              9,118
            03/31/91           14.53%          12,539                    03/31/91              15.76%             10,555
            06/30/91           -0.23%          12,510                    06/30/91               1.21%             10,683
            09/30/91            5.35%          13,179                    09/30/91               4.18%             11,130
            12/31/91            8.38%          14,284                    12/31/91               4.29%             11,607
            03/31/92           -2.53%          13,922                    03/31/92               5.23%             12,214
            06/30/92            1.90%          14,187                    06/30/92               1.80%             12,434
            09/30/92            3.15%          14,634                    09/30/92               0.89%             12,545
            12/31/92            5.03%          15,370                    12/31/92               5.82%             13,275
            03/31/93            4.36%          16,040                    03/31/93               3.74%             13,772
            06/30/93            0.48%          16,117                    06/30/93               0.75%             13,875
            09/30/93            2.58%          16,533                    09/30/93               4.13%             14,448
            12/31/93            2.32%          16,916                    12/31/93               1.04%             14,598
            03/31/94           -3.79%          16,275                    03/31/94              -2.00%             14,306
            06/30/94            0.42%          16,343                    06/30/94               0.13%             14,324
            09/30/94            4.88%          17,141                    09/30/94               4.82%             15,015
            12/31/94           -0.02%          17,138                    12/31/94              -0.97%             14,870
            03/31/95            9.74%          18,807                    03/31/95               6.35%             15,814
            06/30/95            9.55%          20,602                    06/30/95               7.70%             17,031
            09/30/95            7.95%          22,240                    09/30/95               6.43%             18,126
            12/31/95            6.02%          23,579                    12/31/95               3.10%             18,689
            03/31/96            5.37%          24,844                    03/31/96               3.96%             19,429
            06/30/96            4.49%          25,959                    06/30/96               3.40%             20,089
            09/30/96            3.09%          26,762                    09/30/96               1.70%             20,431
            12/31/96            8.34%          28,992                    12/31/96               6.62%             21,784
            03/31/97            2.68%          29,769                    03/31/97               0.92%             21,983
            06/30/97           17.46%          34,967                    06/30/97              11.41%             24,490
            09/30/97            7.49%          37,586                    09/30/97               7.62%             26,357


CONSUMER PRICE INDEX:

                               QTRLY
        DATE                  RETURN                 BALANCE
            07/03/89                                 10,000
            09/30/89          0.75%                  10,075
            12/31/89          1.00%                  10,176
            03/31/90          2.01%                  10,380
            06/30/90          0.90%                  10,474
            09/30/90          1.71%                  10,653
            12/31/90          1.71%                  10,835
            03/31/91          0.90%                  10,933
            06/30/91          0.40%                  10,977
            09/30/91          0.60%                  11,043
            12/31/91          0.90%                  11,142
            03/31/92          0.70%                  11,221
            06/30/92          0.80%                  11,311
            09/30/92          0.70%                  11,390
            12/31/92          0.80%                  11,481
            03/31/93          0.90%                  11,585
            06/30/93          0.60%                  11,654
            09/30/93          0.40%                  11,701
            12/31/93          0.70%                  11,783
            03/31/94          0.50%                  11,842
            06/30/94          0.60%                  11,913
            09/30/94          0.90%                  12,020
            12/31/94          0.60%                  12,093
            03/31/95          0.80%                  12,190
            06/30/95          0.90%                  12,300
            09/30/95          0.40%                  12,349
            12/31/95          0.50%                  12,411
            03/31/96          0.80%                  12,510
            06/30/96          1.10%                  12,649
            09/30/96          0.44%                  12,704
            12/31/96          0.82%                  12,809
            03/31/97          0.70%                  12,898
            06/30/97          0.19%                  12,923
            09/30/97          0.44%                  12,979


FBP CONTRARIAN EQUITY FUND
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 1997 (UNAUDITED)
==========================================================================================================

     SHARES      COMMON STOCKS -- 85.3%                                                             VALUE
----------------------------------------------------------------------------------------------------------
                 BUSINESS INFORMATION SERVICES -- 1.0%
          9,000  Dun & Bradstreet Corporation...............................................   $     255,375
                                                                                              ---------------

                 CHEMICALS -- 3.0%
          4,100  Dow Chemical Company.......................................................         371,819
         11,500  Ethyl Corporation..........................................................         107,094
          5,600  Great Lakes Chemical Corporation...........................................         276,150
                                                                                              ---------------
                    ........................................................................         755,063
                                                                                              ---------------
                 COMMERCIAL BANKING -- 11.3%
          8,400  Banc One Corporation.......................................................         468,825
          5,000  Chase Manhattan Corporation................................................         590,000
          4,600  Citicorp...................................................................         616,112
          6,190  First Chicago NBD Corporation..............................................         465,798
         12,000  NationsBank Corporation....................................................         742,500
                                                                                              ---------------
                    ........................................................................       2,883,235
                                                                                              ---------------
                 COMMUNICATIONS -- 4.0%
          9,900  GTE Corporation............................................................         449,212
          8,000  Harris Corporation.........................................................         366,000
         16,600  Paging Network, Inc.(b) ...................................................         210,613
                                                                                              ---------------
                    ........................................................................       1,025,825
                                                                                              ---------------
                 COMPUTERS/COMPUTER TECHNOLOGY SERVICES -- 10.3%
          5,250  Compaq Computer Corporation(b) ............................................         392,438
         16,000  Electronic Data Systems Corporation........................................         568,000
          4,000  Hewlett-Packard Company....................................................         278,250
          9,600  International Business Machines(c)  .......................................       1,017,000
         40,000  Novell, Inc.(b) ...........................................................         358,750
                                                                                              ---------------
                    ........................................................................       2,614,438
                                                                                              ---------------
                 CONSUMER GOODS & SERVICES -- 4.6%
         15,400  Philip Morris Companies, Inc...............................................         640,062
         23,000  Shaw Industries, Inc.......................................................         288,937
          8,000  UST, Inc...................................................................         244,500
                                                                                              ---------------

                    ........................................................................       1,173,499
                                                                                              ---------------
                 DRUGS/MEDICAL EQUIPMENT -- 9.8%
         12,600  Allergan, Inc..............................................................         455,963
          5,200  Amgen, Inc.(b) ............................................................         249,275
          6,000  Bristol-Myers Squibb Company(c) ...........................................         496,500
          6,000  Johnson & Johnson  ........................................................         345,750
          9,800  Mallinckrodt, Inc..........................................................         352,800
          2,500  Merck & Company, Inc.......................................................         249,844
          9,300  Pharmacia & Upjohn, Inc....................................................         339,450
                                                                                              ---------------
                    ........................................................................       2,489,582
                                                                                              ---------------
                 DURABLE GOODS -- 6.1%
         14,500  Digital Equipment Corporation(b)  .........................................         628,031
          2,400  General Electric Company...................................................         163,350
         12,500  Genuine Parts Company......................................................         385,156
         10,600  Waste Management, Inc......................................................         370,337
                                                                                              ---------------
                    ........................................................................       1,546,874
                                                                                              ---------------


FBP CONTRARIAN EQUITY FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
==========================================================================================================

     SHARES      COMMON STOCKS -- 85.3%                                                             VALUE
----------------------------------------------------------------------------------------------------------
                 ELECTRICITY -- 1.6%
         18,000  Unicom Corporation ........................................................   $     420,750
                                                                                              ---------------

                 FINANCE -- 2.9%
          4,800  SLM Holding Corporation....................................................         741,600
                                                                                              ---------------

                 HOTELS -- 1.0%
          3,300  HFS, Inc.(b) ..............................................................         245,644
                                                                                              ---------------

                 INSURANCE -- 3.4%
          6,500  Aetna Life & Casualty Company .............................................         529,344
          4,400  Marsh & McLennan Companies, Inc............................................         337,150
                                                                                              ---------------
                                                                                                     866,494
                                                                                              ---------------
                 OIL & OIL DRILLING -- 4.9%
          8,000  Equitable Resources, Inc...................................................         252,000
         18,000  Oryx Energy Company(b) ....................................................         457,875
          3,900  Pennzoil Company...........................................................         310,781
          2,800  Schlumberger Limited  .....................................................         235,725
                                                                                              ---------------
                                                                                                   1,256,381
                                                                                              ---------------
                 PAPER & FOREST PRODUCTS -- 1.7%
          7,300  Weyerhaeuser Company.......................................................         433,437
                                                                                              ---------------

                 PHOTOGRAPHICAL PRODUCTS -- 1.8%
          7,000  Eastman Kodak Company......................................................         454,562
                                                                                              ---------------

                 PRINTING -- 1.5%
         11,000  R. R. Donnelley & Sons Company.............................................         392,562
                                                                                              ---------------

                 RETAIL STORES -- 12.9%
         22,000  Apple South, Inc...........................................................         423,500
         10,000  Circuit City Stores, Inc...................................................         403,125
         16,700  Cracker Barrel Old Country Store, Inc......................................         540,663
         45,000  K-Mart Corporation(b) .....................................................         630,000
         11,000  The Limited, Inc. .........................................................         268,813
         13,600  Toys R Us, Inc.(b) ........................................................         482,800
         14,500  Wal-Mart Stores, Inc.......................................................         531,063
                                                                                              ---------------
                                                                                                    3,279,964
                                                                                              ---------------
                 TRANSPORTATION -- 2.9%
         10,000  Alexander & Baldwin, Inc...................................................         258,750
          6,000  Federal Express Corporation(b)  ...........................................         480,000
                                                                                              ---------------

                                                                                                     738,750
                                                                                              ---------------
                 TRAVEL & INVESTMENT SERVICES -- .6%
          2,000  American Express Company...................................................         163,750
                                                                                              ---------------
                 TOTAL COMMON STOCKS  (COST $14,752,670) ...................................   $  21,737,785
                                                                                              ---------------

FBP CONTRARIAN EQUITY FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
==========================================================================================================

      FACE
     AMOUNT      REPURCHASE AGREEMENTS(A) -- 16.6%                                                  VALUE
----------------------------------------------------------------------------------------------------------
 $    4,220,000  Star Bank N.A., 5.70%, dated 09/30/97, due 10/01/97,
                 repurchase proceeds $4,220,668 (Cost $4,220,000)...........................   $   4,220,000
                                                                                              ---------------
                 TOTAL INVESTMENTS AND REPURCHASE AGREEMENTS AT VALUE-- 101.9% .............   $  25,957,785

                 LIABILITIES IN EXCESS OF OTHER ASSETS-- (1.9)% ............................        (480,115)
                                                                                              ---------------

                 NET ASSETS-- 100.0% .......................................................   $  25,477,670
                                                                                              ===============

(a) Joint repurchase agreement is fully collateralized by $21,275,000 GNMA II, Pool #8475, 7.125%, due 07/20/24. The aggregate market value of the collateral at September 30, 1997 was $22,045,359. The Fund's pro-rata interest in the collateral at September 30, 1997 was $4,320,812.

(b) Non-income producing security.

(c) Security covers a call option.

See accompanying notes to the financial statements.

==========================================================================================================
FBP CONTRARIAN EQUITY FUND
SCHEDULE OF OPEN OPTIONS WRITTEN
SEPTEMBER 30, 1997 (UNAUDITED)
==========================================================================================================
                                                                                 MARKET
                                                                                VALUE OF          PREMIUMS
     SHARES      COVERED CALL OPTIONS                                            OPTION           RECEIVED
----------------------------------------------------------------------------------------------------------
                 International Business Machines,
          1,000     10/18/97 at $90......................................     $     17,750     $       6,710
                                                                             ==============   ===============

See accompanying notes to the financial statements.

FBP CONTRARIAN BALANCED FUND
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 1997 (UNAUDITED)
==========================================================================================================

     SHARES      COMMON STOCKS -- 66.5%                                                             VALUE
----------------------------------------------------------------------------------------------------------
                 BUSINESS INFORMATION SERVICES -- .5%
          9,000  Dun & Bradstreet Corporation...............................................   $     255,375
                                                                                              ---------------

                 CHEMICALS -- 2.5%
          8,000  Dow Chemical Company.......................................................         725,500
         20,000  Ethyl Corporation..........................................................         186,250
          7,000  Great Lakes Chemical Corporation...........................................         345,188
                                                                                              ---------------
                                                                                                   1,256,938
                                                                                              ---------------
                 COMMERCIAL BANKING -- 7.5%
         13,590  Banc One Corporation.......................................................         758,492
          7,500  Chase Manhattan Corporation................................................         885,000
          6,125  Citicorp ..................................................................         820,367
          5,430  First Chicago NBD Corporation..............................................         408,608
         14,800  NationsBank Corporation....................................................         915,750
                                                                                              ---------------
                                                                                                   3,788,217
                                                                                              ---------------
                 COMMUNICATIONS -- 3.4%
         15,000  GTE Corporation............................................................         680,625
         17,000  Harris Corporation.........................................................         777,750
         22,000  Paging Network, Inc.(b) ...................................................         279,125
                                                                                              ---------------
                                                                                                   1,737,500
                                                                                              ---------------
                 COMPUTERS/COMPUTER TECHNOLOGY SERVICES -- 8.0%
          5,775  Compaq Computer Corporation(b) ............................................         431,681
         18,000  Electronic Data Systems Corporation........................................         639,000
          6,100  Hewlett-Packard Company....................................................         424,331
         20,200  International Business Machines(c)  .......................................       2,139,937
         45,000  Novell, Inc.(b) ...........................................................         403,594
                                                                                              ---------------
                                                                                                   4,038,543
                                                                                              ---------------
                 CONSUMER GOODS & SERVICES -- 2.8%
         19,000  Philip Morris Companies, Inc ..............................................         789,687
         29,000  Shaw Industries, Inc.......................................................         364,313
          8,500  UST, Inc. .................................................................         259,781
                                                                                              ---------------

                                                                                                   1,413,781
                                                                                              ---------------

                 DRUGS/MEDICAL EQUIPMENT -- 7.3%
         19,000  Allergan, Inc..............................................................         687,562
          6,800  Amgen, Inc.(b) ............................................................         325,975
          6,000  Bristol-Myers Squibb Company(c) ...........................................         496,500
         14,600  Johnson & Johnson .........................................................         841,325
          8,100  Mallinckrodt, Inc..........................................................         291,600
          4,200  Merck & Company, Inc.......................................................         419,738
         16,400  Pharmacia & Upjohn, Inc....................................................         598,600
                                                                                              ---------------
                                                                                                   3,661,300
                                                                                              ---------------
                 DURABLE GOODS -- 5.1%
         20,000  Digital Equipment Corporation(b) ..........................................         866,250
         11,200  General Electric Company...................................................         762,300
         11,950  Genuine Parts Company......................................................         368,209
         16,000  Waste Management, Inc......................................................         559,000
                                                                                              ---------------
                                                                                                   2,555,759
                                                                                              ---------------


FBP CONTRARIAN BALANCED FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
==========================================================================================================

     SHARES      COMMON STOCKS -- 66.5%                                                             VALUE
----------------------------------------------------------------------------------------------------------
                 ELECTRICITY -- 1.3%
         27,000  Unicom Corporation.........................................................   $     631,125
                                                                                              ---------------

                 FINANCE -- 2.4%
          7,700  SLM Holding Corporation ...................................................       1,189,650
                                                                                              ---------------

                 INSURANCE -- 4.2%
          8,300  Aetna Life & Casualty Company .............................................         675,931
          6,412  American International Group(c) ...........................................         661,638
         10,000  Marsh & McLennan Companies, Inc............................................         766,250
                                                                                              ---------------
                                                                                                   2,103,819
                                                                                              ---------------
                 HOTELS -- 1.1%
          7,425  HFS, Inc.(b) ..............................................................         552,698
                                                                                              ---------------

                 OIL & OIL DRILLING -- 3.6%
          6,800  Equitable Resources, Inc...................................................         214,200
         25,000  Oryx Energy Company(b) ....................................................         635,937
          5,600  Pennzoil Company...........................................................         446,250
          6,000  Schlumberger Limited ......................................................         505,125
                                                                                              ---------------
                                                                                                   1,801,512
                                                                                              ---------------
                 PAPER & FOREST PRODUCTS -- 1.2%
         10,000  Weyerhaeuser Company.......................................................         593,750
                                                                                              ---------------


                 PHOTOGRAPHICAL PRODUCTS -- 1.1%
          8,500  Eastman Kodak Company .....................................................         551,969
                                                                                              ---------------

                 PRINTING -- 1.2%
         17,000  R. R. Donnelley & Sons Company.............................................         606,688
                                                                                              ---------------

                 RETAIL STORES -- 9.5%
         33,300  Apple South, Inc...........................................................         641,025
         10,400  Circuit City Stores, Inc...................................................         419,250
         25,200  Cracker Barrel Old Country Store, Inc......................................         815,850
         68,000  K-Mart Corporation(b) .....................................................         952,000
         20,000  The Limited, Inc. .........................................................         488,750
         19,000  Toys R Us, Inc.(b) ........................................................         674,500
         21,500  Wal-Mart Stores, Inc.......................................................         787,438
                                                                                              ---------------
                                                                                                   4,778,813
                                                                                              ---------------
                 TRANSPORTATION -- 2.5%
         8,600   Alexander & Baldwin, Inc...................................................         222,525
         13,000  Federal Express Corporation(b) ............................................       1,040,000
                                                                                              ---------------
                                                                                                   1,262,525
                                                                                              ---------------
                 TRAVEL & INVESTMENT SERVICES -- 1.3%
          8,300  American Express Company ..................................................         679,563
                                                                                              ---------------


                 TOTAL COMMON STOCKS  (COST $17,776,840) ...................................   $  33,459,525
                                                                                              ---------------

FBP CONTRARIAN BALANCED FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
==========================================================================================================

    PAR VALUE    U.S. GOVERNMENT AND AGENCY OBLIGATIONS-- 16.2%                                    VALUE
----------------------------------------------------------------------------------------------------------
                 U.S. TREASURY NOTES -- 13.1%
$       500,000     5.375%, due 05/31/98....................................................   $     499,219
        500,000     5.875%, due 08/15/98....................................................         500,782
        500,000     5.50%, due 02/28/99.....................................................         498,281
        500,000     6.75%, due 06/30/99.....................................................         507,813
        500,000     7.75%, due 01/31/00.....................................................         520,156
        500,000     5.625%, due 02/28/01....................................................         495,313
        750,000     6.125%, due 12/31/01....................................................         753,750
        500,000     6.625% due 04/30/02.....................................................         512,032
        500,000     6.375%, due 08/15/02....................................................         507,656
        500,000     6.25%, due 02/15/03.....................................................         504,844
        500,000     7.25%, due 05/15/04.....................................................         531,250
        750,000     7.00%, due 07/15/06.....................................................         790,781
                                                                                              ---------------
                                                                                                   6,621,877
                                                                                              ---------------
                 FEDERAL HOME LOAN BANK -- 1.5%
        750,000     8.00%, due 01/10/12.....................................................         744,004
                                                                                              ---------------

                 FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 1.6%
        750,000     8.625%, due 10/18/21....................................................         796,765
                                                                                              ---------------
                 TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (COST $8,017,183) ............   $   8,162,646
                                                                                              ---------------

==========================================================================================================

    PAR VALUE    CORPORATE BONDS -- 8.5%                                                            VALUE
----------------------------------------------------------------------------------------------------------
                 FINANCE -- 2.5%
                 Bankers Trust New York Corporation,
 $      750,000     7.375%, due 05/01/08....................................................   $     777,485
                 Signet Banking Corporation,
        150,000     9.625%, due 06/01/99....................................................         157,316
                 United Dominion Realty,
        300,000     7.25%, due 04/01/99.....................................................         300,961
                                                                                              ---------------
                                                                                                   1,235,762
                                                                                              ---------------

                 INDUSTRIAL -- 1.9%
                 Baxter International, Inc.,
         75,000     9.25%, due 12/15/99.....................................................          79,735
                 Boise Cascade Corporation,
        175,000     10.125%, due 12/15/97...................................................         176,480
                 Dayton Hudson Corporation,
         27,000     9.25%, due 11/15/16.....................................................          27,095
         52,000     9.875%, due 06/01/17....................................................          54,699

FBP CONTRARIAN BALANCED FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
==========================================================================================================

    PAR VALUE    CORPORATE BONDS -- 8.5%                                                            VALUE
----------------------------------------------------------------------------------------------------------
                 Georgia Pacific Corporation,
 $      300,000     9.75%, due 01/15/18.....................................................   $     314,079
                 Hilton Hotels,
        300,000     7.70%, due 07/15/02.....................................................         309,857
                                                                                              ---------------
                                                                                                     961,945
                                                                                              ---------------
                 UTILITIES -- 4.1%
                 Niagara Mohawk Power,
        500,000     9.50%, due 03/01/21.....................................................         532,414
                 US WEST Communications Group,
        750,000     7.30%, due 01/15/07.....................................................         768,198
                 West Penn Power Company,
        750,000     8.875%, due 02/01/21....................................................         791,001
                                                                                              ---------------
                                                                                                   2,091,613
                                                                                              ---------------

                 TOTAL CORPORATE BONDS  (COST $4,115,702) ..................................   $   4,289,320
                                                                                              ---------------

                 TOTAL INVESTMENTS AT VALUE (COST $29,909,725)-- 91.2%  ....................   $  45,911,491
                                                                                              ---------------


==========================================================================================================
      FACE
     AMOUNT      REPURCHASE AGREEMENTS(A) -- 9.6%                                                   VALUE
----------------------------------------------------------------------------------------------------------
 $    4,833,000  Star Bank N.A., 5.70%, dated 09/30/97, due 10/01/97,
                    repurchase proceeds $4,833,765 (Cost $4,833,000)........................   $   4,833,000
                                                                                              ---------------

                 TOTAL INVESTMENTS AND REPURCHASE AGREEMENTS AT VALUE-- 100.8% .............   $  50,744,491

                 LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.8)% ...........................        (383,263)
                                                                                              ---------------

                 NET ASSETS-- 100.0% .......................................................   $  50,361,228
                                                                                              ===============

(a) Joint repurchase agreement is fully collateralized by $21,275,000 GNMA II, Pool #8457, 7.125%, due 07/20/24. The aggregate market value of the collateral at September 30, 1997 was $22,045,359. The Fund's pro-rata interest in the collateral at September 30, 1997 was $4,948,456.

(b) Non-income producing security.

(c) Security covers a call option.

See accompanying notes to the financial statements.

FBP CONTRARIAN BALANCED FUND
SCHEDULE OF OPEN OPTIONS WRITTEN
SEPTEMBER 30, 1997 (UNAUDITED)
==========================================================================================================
                                                                                 MARKET
                                                                                VALUE OF          PREMIUMS
     SHARES      COVERED CALL OPTIONS                                            OPTION           RECEIVED
----------------------------------------------------------------------------------------------------------
                 American International Group,
          1,500     11/15/97 at $150.....................................     $      8,625     $      10,209
                 International Business Machines,
          5,000     10/18/97 at $90......................................           88,750            33,649
                                                                             --------------   ---------------
                                                                             $      97,375     $      43,858
                                                                             ==============   ===============

See accompanying notes to the financial statements.

THE FLIPPIN, BRUCE & PORTER FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
SEPTEMBER 30, 1997 (UNAUDITED)
==========================================================================================================
                                                                                   FBP               FBP
                                                                               CONTRARIAN        CONTRARIAN
                                                                                 EQUITY           BALANCED
                                                                                  FUND              FUND
----------------------------------------------------------------------------------------------------------
ASSETS
   Investments in securities:
     At acquisition cost.................................................    $  14,752,670     $  29,909,725
                                                                             ==============   ===============

     At value (Note 1)...................................................    $  21,737,785     $  45,911,491
   Investments in repurchase agreements (Note 1).........................        4,220,000         4,833,000
   Cash..................................................................              630               451
   Interest receivable...................................................              668           220,824
   Dividends receivable..................................................           36,570            54,674
   Receivable for capital shares sold....................................            2,160             4,504
   Other assets..........................................................              652             3,755
                                                                             --------------   ---------------

     TOTAL ASSETS........................................................       25,998,465        51,028,699
                                                                             --------------   ---------------

LIABILITIES
   Payable for securities purchased......................................          468,315           489,625
   Payable for capital shares redeemed...................................            1,500            11,068
   Dividends payable.....................................................            9,001            24,366
   Accrued advisory fees (Note 3)........................................           14,987            30,757
   Accrued administration fees (Note 3)..................................            4,100             7,800
   Other accrued expenses................................................            5,142             6,480
   Covered call options, at value (Notes 1 and 4)
     (premiums received $6,710 and $43,858, respectively) ...............           17,750            97,375
                                                                             --------------   ---------------

     TOTAL LIABILITIES...................................................          520,795           667,471
                                                                             --------------   ---------------

NET ASSETS ..............................................................    $  25,477,670     $  50,361,228
                                                                             ==============   ===============

Net assets consist of:
   Paid-in capital.......................................................    $  17,939,703     $  32,355,918
   Undistributed net investment income...................................            2,133             8,316
   Accumulated net realized gains from security transactions.............          561,759         2,048,745
   Net unrealized appreciation on investments............................        6,974,075        15,948,249
                                                                             --------------   ---------------

Net assets...............................................................    $  25,477,670     $  50,361,228
                                                                             ==============   ===============

Shares of beneficial interest outstanding (unlimited number of shares
   authorized, no par value).............................................        1,277,365         2,677,135
                                                                             ==============   ===============

Net asset value, offering price and redemption price per share (Note 1)..    $       19.95     $       18.81
                                                                             ==============   ===============

See accompanying notes to the financial statements.

THE FLIPPIN, BRUCE & PORTER FUNDS
STATEMENTS OF OPERATIONS
SIX MONTHS ENDED SEPTEMBER 30, 1997 (UNAUDITED)
==========================================================================================================
                                                                                   FBP               FBP
                                                                               CONTRARIAN        CONTRARIAN
                                                                                 EQUITY           BALANCED
                                                                                  FUND              FUND
----------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   Interest..............................................................    $      76,403     $     536,587
   Dividends.............................................................          159,087           258,815
                                                                             --------------   ---------------

     TOTAL INVESTMENT INCOME.............................................          235,490           795,402
                                                                             --------------   ---------------

EXPENSES
   Investment advisory fees (Note 3).....................................           76,092           173,253
   Administration fees (Note 3)..........................................           20,283            43,404
   Registration fees.....................................................            7,025             6,317
   Professional fees.....................................................            4,428             6,178
   Printing of shareholder reports.......................................            2,563             3,074
   Custodian fees........................................................            2,118             3,381
   Trustees' fees and expenses...........................................            2,089             2,089
   Other expenses........................................................            2,076             2,548
                                                                             --------------   ---------------

     TOTAL EXPENSES......................................................          116,674           240,244
                                                                             --------------   ---------------

NET INVESTMENT INCOME ...................................................          118,816           555,158
                                                                             --------------   ---------------

REALIZED AND UNREALIZED GAINS ON INVESTMENTS
   Net realized gains from security transactions.........................          395,298         1,345,928
   Net realized gains on option contracts written........................            4,522            18,759
   Net change in unrealized appreciation/depreciation on investments.....        3,809,080         6,313,435
                                                                             --------------   ---------------

NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS ........................        4,208,900         7,678,122
                                                                             --------------   ---------------

NET INCREASE IN NET ASSETS FROM OPERATIONS ..............................    $   4,327,716     $   8,233,280
                                                                             ==============   ===============

See accompanying notes to the financial statements.

THE FLIPPIN, BRUCE & PORTER FUNDS
STATEMENTS OF CHANGES IN NET ASSETS
PERIODS ENDED SEPTEMBER 30, 1997 AND MARCH 31, 1997
==========================================================================================================
                                                         FBP CONTRARIAN                  FBP CONTRARIAN
                                                           EQUITY FUND                    BALANCED FUND

                                                    SIX MONTHS                     SIX MONTHS
                                                       ENDED          YEAR            ENDED          YEAR
                                                   SEPTEMBER 30,      ENDED       SEPTEMBER 30,      ENDED
                                                       1997         MARCH 31,         1997         MARCH 31,
                                                    (UNAUDITED)       1997         (UNAUDITED)       1997
----------------------------------------------------------------------------------------------------------
FROM OPERATIONS
   Net investment income.......................   $    118,816    $    190,264    $   555,158    $ 1,042,511
   Net realized gains on:
     Security transactions.....................        395,298         309,235      1,345,928      1,386,944
     Option contracts written..................          4,522          11,061         18,759         41,494
   Net change in unrealized appreciation/
     depreciation on investments...............      3,809,080       1,419,505      6,313,435      2,379,725
                                                  ------------   --------------  -------------  --------------

Net increase in net assets from operations.....      4,327,716       1,930,065      8,233,280      4,850,674
                                                  ------------   --------------  -------------  --------------

DISTRIBUTIONS TO SHAREHOLDERS
   From net investment income..................      ( 117,991)      ( 190,839 )    ( 554,543 )  ( 1,041,994)
   From net realized gains.....................             --       ( 303,199 )           --    ( 1,212,659)
                                                  ------------   --------------  -------------  --------------

Decrease in net assets from
   distributions to shareholders...............      ( 117,991)      ( 494,038 )    ( 554,543 )  ( 2,254,653)
                                                  ------------   --------------  -------------  --------------

FROM CAPITAL SHARE TRANSACTIONS(a)
   Proceeds from shares sold...................      5,341,987       7,247,789      2,747,955      5,369,393
   Net asset value of shares issued in reinvestment
     of distributions to shareholders..........        100,360         415,382        507,997      2,148,852
   Payments for shares redeemed................      ( 514,670)    ( 1,848,844 )  ( 1,427,813 )  ( 4,900,645)
                                                  ------------   --------------  -------------  --------------

Net increase in net assets from
   capital share transactions..................      4,927,677       5,814,327      1,828,139      2,617,600
                                                  ------------   --------------  -------------  --------------

TOTAL INCREASE IN NET ASSETS ..................      9,137,402       7,250,354      9,506,876      5,213,621

NET ASSETS
   Beginning of period.........................     16,340,268       9,089,914     40,854,352     35,640,731
                                                  ------------   --------------  -------------  --------------
   End of period - (including undistributed net
     investment income of $2,133, $1,308,
     $8,316 and $7,701, respectively)..........   $ 25,477,670    $ 16,340,268    $50,361,228    $40,854,352
                                                  ============   ==============  =============  ==============

(a)  Summary of capital share activity:
   Shares sold.................................        284,069         467,711        154,689        346,188
   Shares issued in reinvestment of distributions
     to shareholders...........................          5,241          27,437         27,897        140,100
   Shares redeemed.............................       ( 28,028)      ( 118,787 )     ( 79,420 )    ( 310,312)
                                                  ------------   --------------  -------------  --------------

   Net increase in shares outstanding..........        261,282         376,361        103,166        175,976
   Shares outstanding, beginning of period.....      1,016,083         639,722      2,573,969      2,397,993
                                                  ------------   --------------  -------------  --------------

   Shares outstanding, end of period...........      1,277,365       1,016,083      2,677,135      2,573,969
                                                  ============   ==============  =============  ==============

See accompanying notes to the financial statements.

FBP CONTRARIAN EQUITY FUND
FINANCIAL HIGHLIGHTS
==========================================================================================================
                         SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
==========================================================================================================
                                                  SIX MONTHS
                                                     ENDED         YEAR        YEAR        YEAR     JULY 30,
                                                 SEPTEMBER 30,     ENDED       ENDED       ENDED   1993(a) TO
                                                     1997        MARCH 31,   MARCH 31,   MARCH 31,  MARCH 31,
                                                  (UNAUDITED)      1997        1996        1995       1994
----------------------------------------------------------------------------------------------------------
Net asset value at beginning of period..........    $  16.08    $   14.21   $   11.21   $   10.15  $   10.00
                                                  -----------  ----------  ----------   ---------  ----------

Income from investment operations:
   Net investment income........................        0.10         0.22        0.24        0.21       0.12
   Net realized and unrealized gains on
     investments................................        3.87         2.24        3.05       1.14        0.19
                                                  -----------  ----------  ----------   ---------  ----------
Total from investment operations................        3.97         2.46        3.29        1.35       0.31
                                                  -----------  ----------  ----------   ---------  ----------

Less distributions:
   Dividends from net investment income.........      ( 0.10 )     ( 0.22)     ( 0.24)     ( 0.23)    ( 0.10)
   Distributions from net realized gains........          --       ( 0.37)     ( 0.05)     ( 0.06)    ( 0.06)
                                                  -----------  ----------  ----------   ---------  ----------
Total distributions.............................      ( 0.10 )     ( 0.59)     ( 0.29)     ( 0.29)    ( 0.16)
                                                  -----------  ----------  ----------   ---------  ----------

Net asset value at end of period................    $  19.95    $   16.08   $   14.21   $   11.21  $   10.15
                                                  ===========  ==========  ==========   =========  ==========

Total return....................................      24.72%       17.65%      29.54%      13.52%       4.59%(c)
                                                  ===========  ==========  ==========   =========  ==========

Net assets at end of period (000's).............    $ 25,478    $  16,340   $   9,090   $   5,323  $   3,135
                                                  ===========  ==========  ==========   =========  ==========

Ratio of expenses to average net assets(b) .....       1.15% (c)    1.21%       1.25%       1.25%       1.25%(c)

Ratio of net investment income to average
     net assets.................................       1.17% (c)    1.50%       1.89%       2.15%       1.98%(c)

Portfolio turnover rate.........................         13% (c)       9%         12%          9%         7%

Average commission rate per share...............    $ 0.0938    $  0.0925   $      --   $      --  $      --

(a) Commencement of operations.

(b) Absent fee waivers and/or expense reimbursements by the Adviser, the ratios of expenses to average net assets would have been 1.25%, 1.67%, 2.27% and 3.10%(c) for the periods ended March 31, 1997, 1996, 1995 and 1994, respectively (Note 3).

(c) Annualized.

See accompanying notes to the financial statements.

FBP CONTRARIAN BALANCED FUND
FINANCIAL HIGHLIGHTS
=============================================================================================================
                         SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
=============================================================================================================
                                             SIX MONTHS
                                               ENDED
                                              SEPT. 30,                 YEARS ENDED MARCH 31,
                                                1997
                                             (UNAUDITED)  1997       1996       1995       1994        1993
-------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period.....  $  15.87   $  14.86   $  12.80    $ 12.19    $ 12.10   $  11.10
                                            ---------- ----------  ---------  ---------  ---------  ---------

Income from investment operations:
   Net investment income...................      0.21       0.42       0.43       0.38       0.33       0.34
   Net realized and unrealized gains
     on investments........................      2.94       1.49       2.44       0.87       0.15       1.06
                                            ---------- ----------  ---------  ---------  ---------  ---------

Total from investment operations...........      3.15       1.91       2.87       1.25       0.48       1.40
                                            ---------- ----------  ---------  ---------  ---------  ---------

Less distributions:
   Dividends from net investment income....    ( 0.21)    ( 0.42)    ( 0.43 )   ( 0.39 )   ( 0.32 )   ( 0.35)
   Distributions from net realized gains...        --     ( 0.48)    ( 0.38 )   ( 0.25 )   ( 0.07 )   ( 0.05)
                                            ---------- ----------  ---------  ---------  ---------  ---------

Total distributions........................    ( 0.21)    ( 0.90)    ( 0.81 )   ( 0.64 )   ( 0.39 )   ( 0.40)
                                            ---------- ----------  ---------  ---------  ---------  ---------

Net asset value at end of period...........  $  18.81   $  15.87   $  14.86    $ 12.80    $ 12.19   $  12.10
                                            ========== ==========  =========  =========  =========  =========

Total return...............................    19.90%     13.15%     22.86%     10.54%      3.88%     12.76%
                                            ========== ==========  =========  =========  =========  =========

Net assets at end of period (000's)........  $ 50,361   $ 40,854   $ 35,641    $25,976    $21,969   $ 16,435
                                            ========== ==========  =========  =========  =========  =========

Ratio of expenses to average net assets....     1.04%(c)   1.08%      1.17%      1.17% (a)  1.25% (b)   1.31% (b)

Ratio of net investment income
   to average net assets...................     2.40%(c)   2.65%      3.04%      3.10%      2.64%      3.09%

Portfolio turnover rate....................       17%(c)     24%        17%        14%        28%        27%

Average commission rate per share..........  $ 0.0651   $ 0.0779   $     --    $    --    $    --   $     --

(a) In an effort to reduce the total operating expenses of the Fund, a portion of the Fund's custodian fees for the year ended March 31, 1995 was paid through an arrangement with a third-party broker-dealer who was compensated through commission trades. Payment of the fees was based on a percentage of commissions earned. Absent expenses reimbursed through the directed brokerage arrangement, the ratio of expenses to average net assets would have been 1.20% for the year ended March 31, 1995.

(b) Absent fee waivers and/or expense reimbursements by the Adviser, the ratios of expenses to average net assets would have been 1.36% and 1.43% and for the years ended March 31, 1994 and 1993, respectively (Note 3).

(c)      Annualized.

See accompanying notes to the financial statements.

THE FLIPPIN, BRUCE & PORTER FUNDS
NOTES TO FINANCIAL STATEMENTS
SEPTEMBER 30, 1997 (UNAUDITED)
===============================================================================

1.   SIGNIFICANT ACCOUNTING POLICIES

The FBP Contrarian Equity Fund and the FBP Contrarian Balanced Fund (the Funds) are no-load, diversified series of the Williamsburg Investment Trust (the Trust), an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Trust was organized as a Massachusetts business trust on July 18, 1988.

The FBP Contrarian Equity Fund seeks long-term growth of capital through investment in a diversified portfolio comprised primarily of equity securities, with current income as a secondary objective.

The FBP Contrarian Balanced Fund seeks long-term capital appreciation and current income through investment in a balanced portfolio of equity and fixed income securities assuming a moderate level of investment risk.

The following is a summary of the Funds' significant accounting policies:

Securities valuation -- The Funds' portfolio securities are valued as of the close of business of the regular session of the New York Stock Exchange (currently 4:00 p.m., Eastern time). Securities which are traded over-the-counter are valued at the last sales price, if available, otherwise, at the last quoted bid price. Securities traded on a national stock exchange are valued based upon the closing price on the principal exchange where the security is traded. It is expected that fixed income securities of the FBP Contrarian Balanced Fund will ordinarily be traded on the over-the-counter market, and common stocks of each Fund will ordinarily be traded on a national securities exchange, but may also be traded on the over-the-counter market. When market quotations are not readily available, fixed income securities may be valued on the basis of prices provided by an independent pricing service.

Repurchase agreements -- The Funds generally enter into joint repurchase agreements with other funds within the Trust. The joint repurchase agreement, which is collateralized by U.S. Government obligations, is valued at cost which, together with accrued interest, approximates market value. At the time the Funds enter into the joint repurchase agreement, the Funds take possession of the underlying securities and the seller agrees that the value of the underlying securities, including accrued interest, will at all times be equal to or exceed the face amount of the repurchase agreement. In addition, each Fund actively monitors and seeks additional collateral, as needed.

Share valuation -- The net asset value per share of each Fund is calculated daily by dividing the total value of each Fund's assets, less liabilities, by the number of shares outstanding. The offering price and redemption price per share of each Fund is equal to the net asset value per share.

Investment income -- Interest income is accrued as earned. Dividend income is recorded on the ex-dividend date. Discounts and premiums on securities purchased are amortized in accordance with income tax regulations which approximate generally accepted accounting principles.

Distributions to shareholders -- Dividends arising from net investment income are declared and paid quarterly to shareholders of each Fund. Net realized short-term capital gains, if any, may be distributed throughout the year and net realized long-term capital gains, if any, are distributed at least once each year. Income distributions and capital gain distributions are determined in accordance with income tax regulations.

Security transactions -- Security transactions are accounted for on trade date. Securities sold are valued on a specific identification basis.

Options transactions -- The Funds may write covered call options for which premiums are received and are recorded as liabilities, and are subsequently valued daily at the closing prices on their primary exchanges. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised increase the proceeds used to calculate the realized gain or loss on the sale of the security. If a closing purchase transaction is used to terminate the Funds' obligation on a call, a gain or loss will be realized, depending upon whether the price of the closing purchase transaction is more or less than the premium previously received on the call written.

Estimates -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Federal income tax -- It is each Fund's policy to comply with the special provisions of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies and distributes at least 90% of its taxable net income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund's intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

The following information is based upon the federal income tax cost of portfolio investments of each Fund as of September 30, 1997:

-----------------------------------------------------------------------------
                                            FBP CONTRARIAN    FBP CONTRARIAN
                                              EQUITY FUND      BALANCED FUND
-----------------------------------------------------------------------------
Gross unrealized appreciation...........    $   7,183,118     $  16,363,888
Gross unrealized depreciation...........        ( 209,043)        ( 415,639)
                                            --------------   ---------------

Net unrealized appreciation.............    $   6,974,075     $  15,948,249
                                            ==============   ==============
---------------------------------------------------------------------------

The tax basis of investments for each Fund is equal to the acquisition cost as shown on the Statements of Assets and Liabilities.

2.  INVESTMENT TRANSACTIONS

During the six months ended September 30, 1997, purchases and proceeds from sales and maturities of investment securities, other than short-term investments, amounted to $5,164,919 and $1,145,790, respectively, for the FBP Contrarian Equity Fund and $4,606,149 and $3,680,663, respectively, for the FBP Contrarian Balanced Fund.

3.  TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY AGREEMENT
The Funds' investments are managed by Flippin, Bruce & Porter, Inc. (the Adviser) under the terms of an Investment Advisory Agreement. Under the Investment Advisory Agreement, each Fund pays the Adviser a fee, which is computed and accrued daily and paid monthly at an annual rate of .75% of its average daily net assets up to $250 million; .65% of the next $250 million of such net assets; and .50% of such net assets in excess of $500 million. Certain trustees and officers of the Trust are also officers of the Adviser.

ADMINISTRATIVE SERVICES AGREEMENT
Under the terms of an Administrative Services Agreement between the Trust and Countrywide Funds Services, Inc. (CFS), CFS provides administrative, pricing, accounting, dividend disbursing, shareholder servicing and transfer agent services for the Funds. For these services, CFS receives a monthly fee from each Fund at an annual rate of .20% on its average daily net assets up to $25 million; .175% on the next $25 million of such net assets; and .15% on such net assets in excess of $50 million, subject to a $2,000 minimum monthly fee. In addition, each Fund pays out-of-pocket expenses including, but not limited to, postage, supplies, and costs of pricing the Funds' portfolio securities. Certain officers of the Trust are also officers of CFS.

4.   COVERED CALL OPTIONS

A summary of covered call option contracts during the six months ended September 30, 1997 is as follows:

--------------------------------------------------------------------------------------------------------------
                                                          FBP CONTRARIAN                 FBP CONTRARIAN
                                                            EQUITY FUND                   BALANCED FUND

                                                    NUMBER OF        OPTION        NUMBER OF        OPTION
                                                     OPTIONS        PREMIUMS         OPTIONS        PREMIUMS
--------------------------------------------------------------------------------------------------------------
Options outstanding at beginning of period.....             37    $     18,173            184    $    78,289
Options written................................             10           6,710             65         43,859
Options cancelled in closing purchase
   transactions................................             --              --           ( 15 )      ( 6,690)
Options expired................................            ( 5)        ( 4,522 )         ( 30 )     ( 14,005)
Options exercised..............................           ( 32)       ( 13,651 )        ( 139 )     ( 57,595)
                                                  ------------   --------------  -------------  --------------

Options outstanding at end of period...........             10    $      6,710             65    $    43,858
                                                  ============   ==============  =============  ==============
--------------------------------------------------------------------------------------------------------------

THE FLIPPIN, BRUCE & PORTER FUNDS

INVESTMENT ADVISER
Flippin, Bruce & Porter, Inc.
800 Main Street, Suite 202
P.O. Box 6138
Lynchburg, Virginia 24505
800-FBP-9375

TRANSFER AGENT AND
SHAREHOLDER SERVICING AGENT
Countrywide Fund Services, Inc.
P.O. Box 5354
Cincinnati, Ohio 45201-5354
800-443-4249

LEGAL COUNSEL
Sullivan & Worcester LLP
One Post Office Square
Boston, MA 02109

OFFICERS
John M. Flippin, President
John T. Bruce, Vice President
     and Portfolio Manager
R. Gregory Porter, III, Vice President

TRUSTEES
Austin Brockenbrough, III
John T. Bruce
Charles M. Caravati
J. Finley Lee, Jr.
Richard Mitchell
Richard L. Morrill
Harris V. Morrissette
Fred T. Tattersall
Erwin H. Will, Jr.
Samuel B. Witt, III

                           The Government Street Funds
                         The Alabama Tax Free Bond Fund

                              No Load Mutual Funds














                               Semi-Annual Report
                               September 30, 1997
                                   (Unaudited)

















                               Investment Adviser
                          T. Leavell & Associates, Inc.
                                  Founded 1979


THE GOVERNMENT STREET FUNDS
THE ALABAMA TAX FREE BOND FUND
STATEMENTS OF ASSETS AND LIABILITIES
September 30, 1997 (Unaudited)
==========================================================================================================
                                                              Government        Government         Alabama
                                                                Street            Street          Tax Free
                                                                Equity             Bond             Bond
                                                                 Fund              Fund             Fund
----------------------------------------------------------------------------------------------------------
ASSETS
Investments in securities:
   At acquisition cost...................................   $   35,315,226   $   31,418,020    $  18,472,514
                                                            ===============  ===============  ===============

   At value (Note 1).....................................   $   60,642,395   $   31,660,133    $  19,077,195
Investments in repurchase agreements (Note 1)............        3,103,000          743,000              --
Cash ....................................................              216              372              --
Receivable for capital shares sold.......................          101,300           25,100              850
Interest receivable......................................              491          610,483          235,805
Dividends receivable.....................................           55,585               --              --
Other assets.............................................            4,459            3,940            2,715
                                                            ---------------  ---------------  ---------------

   TOTAL ASSETS..........................................       63,907,446       33,043,028       19,316,565
                                                            ---------------  ---------------  ---------------

LIABILITIES
Payable for securities purchased.........................               --               --          405,702
Payable for capital shares redeemed......................            1,200           39,697            2,500
Dividends payable........................................            5,620           18,183           18,521
Accrued advisory fees (Note 3)...........................           31,004           13,432            2,953
Accrued administration fees (Note 3).....................            9,500            2,100            2,400
Other accrued expenses and liabilities...................           10,202            7,408            2,900
                                                            ---------------  ---------------  ---------------

   TOTAL LIABILITIES.....................................           57,526           80,820          434,976
                                                            ---------------  ---------------  ---------------

NET ASSETS ..............................................   $   63,849,920   $   32,962,208    $  18,881,589
                                                            ===============  ===============  ===============

Net assets consist of:
Paid-in capital .........................................   $   36,794,799   $   33,145,478    $  18,476,923
Accumulated net realized gains (losses)
   from security transactions............................        1,720,529        ( 431,839 )      ( 200,015
)
Undistributed net investment income......................            7,423            6,456              --
Net unrealized appreciation on investments...............       25,327,169          242,113          604,681
                                                            ---------------  ---------------  ---------------

Net assets...............................................   $   63,849,920   $   32,962,208    $  18,881,589
                                                            ===============  ===============  ===============

Shares of beneficial interest outstanding (unlimited
   number of shares authorized, no par value)............        1,589,776        1,572,560        1,811,186
                                                            ===============  ===============  ===============

Net asset value, offering price and
   redemption price per share (Note 1)...................   $        40.16   $        20.96    $       10.42
                                                            ===============  ===============  ===============

See accompanying notes to the financial statements.

THE GOVERNMENT STREET FUNDS
THE ALABAMA TAX FREE BOND FUND
STATEMENTS OF OPERATIONS
Six Months Ended September 30, 1997 (Unaudited)
==========================================================================================================
                                                              Government        Government         Alabama
                                                                Street            Street          Tax Free
                                                                Equity             Bond             Bond
                                                                 Fund              Fund             Fund
----------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   Interest..............................................   $       79,857   $    1,115,649    $     436,692
   Dividends.............................................          427,554               --               --
                                                            ---------------  ---------------  ---------------

     TOTAL INVESTMENT INCOME.............................          507,411        1,115,649          436,692
                                                            ---------------  ---------------  ---------------

EXPENSES
   Investment advisory fees (Note 3).....................          174,428           77,853           31,419
   Administrative fees (Note 3)..........................           52,980           12,120           13,489
   Professional fees.....................................            5,928            5,928            4,403
   Pricing costs.........................................            1,051            4,682            6,420
   Printing of shareholder reports.......................            3,602            2,964            3,216
   Custodian fees........................................            3,684            1,976            1,800
   Trustees' fees and expenses...........................            2,089            2,089            2,089
   Postage and supplies..................................            2,007            1,625            1,627
   Registration fees.....................................            1,924            2,166            1,048
   Other expenses........................................            8,134            5,503            1,096
                                                            ---------------  ---------------  ---------------

     TOTAL EXPENSES......................................          255,827          116,906           66,607
   Fees waived by the Adviser (Note 3)...................               --               --          ( 8,257)
                                                            ---------------  ---------------  ---------------

     NET EXPENSES........................................          255,827          116,906           58,350
                                                            ---------------  ---------------  ---------------

NET INVESTMENT INCOME ...................................          251,584          998,743          378,342
                                                            ---------------  ---------------  ---------------

REALIZED AND UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS
   Net realized gains (losses)
     from security transactions..........................          576,277         ( 34,015 )             --
   Net change in unrealized appreciation/depreciation
     on investments......................................       11,075,104          761,992          420,237
                                                            ---------------  ---------------  ---------------

NET REALIZED AND UNREALIZED GAINS
   ON INVESTMENTS .......................................       11,651,381          727,977          420,237
                                                            ---------------  ---------------  ---------------

NET INCREASE IN NET ASSETS
   FROM OPERATIONS ......................................   $   11,902,965   $    1,726,720    $     798,579
                                                            ===============  ===============  ===============

See accompanying notes to the financial statements.

THE GOVERNMENT STREET FUNDS
THE ALABAMA TAX FREE BOND FUND
STATEMENTS OF CHANGES IN NET ASSETS
Periods Ended September 30, 1997 and March 31, 1997
==============================================================================================================
                                        Government Street        Government Street         Alabama Tax Free
                                           Equity Fund               Bond Fund                 Bond Fund

                                      Six Months              Six Months                Six Months
                                         Ended       Year        Ended        Year         Ended       Year
                                       Sept. 30,    Ended     Sept. 30,     Ended      Sept. 30,      Ended
                                         1997     March 31,      1997       March 31,      1997      March 31,
                                      (Unaudited)    1997     (Unaudited)     1997      (Unaudited)    1997
--------------------------------------------------------------------------------------------------------------
FROM OPERATIONS:
  Net investment income.............  $ 251,584   $ 536,422   $  998,743    $1,901,229   $ 378,342   $ 688,356
  Net realized gains (losses)
    from security transactions......    576,277   2,262,399     ( 34,015)   ( 201,643 )        --       6,155
  Net change in unrealized appreciation/
   depreciation on investments......  11,075,104  4,313,961      761,992    ( 362,072)     420,237   (  76,770)
                                     ----------- ----------- -----------   ----------- ----------- -----------

Net increase in net assets
     from operations................  11,902,965  7,112,782    1,726,720     1,337,514     798,579     617,741
                                     ----------- ----------- -----------   ----------- ----------- -----------

DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income........  ( 256,183) ( 526,528) ( 1,004,014)   ( 1,892,341)  ( 378,342)  ( 688,356)
  From net realized gains...........         --  (1,910,988)         --             --          --          --
                                     ----------- ----------- -----------   ----------- ----------- -----------
  Decrease in net assets from distributions
   to shareholders..................   ( 256,183) (2,437,516) (1,004,014)   (1,892,341)  ( 378,342)  ( 688,356)
                                     ----------- ----------- -----------   ----------- ----------- -----------

FROM CAPITAL SHARE TRANSACTIONS(a):
  Proceeds from shares sold.........   4,258,341   5,118,742    2,980,768    3,531,544   1,762,525   2,068,564
  Net asset value of shares issued in
   reinvestment of distributions
   to shareholders..................     243,054   2,347,971      896,359    1,663,544     260,195     480,364
  Payments for shares redeemed......  (1,927,208) (3,933,851)  (1,080,090)  (3,915,554)   (362,026) ( 1,158,134)
                                     ----------- ----------- -----------   ----------- ----------- -----------
Net increase in net assets from
  capital share transactions........  2,574,187   3,532,862    2,797,037    1,279,534    1,660,694   1,390,794
                                     ----------- ----------- -----------   ----------- ----------- -----------

TOTAL INCREASE IN NET ASSETS .......  14,220,969  8,208,128    3,519,743      724,707    2,080,931   1,320,179

NET ASSETS:
  Beginning of period...............  49,628,951 41,420,823   29,442,465    28,717,758  16,800,658  15,480,479
                                     ----------- ----------- -----------   ----------- ----------- -----------

  End of period..................... $63,849,920 $49,628,951 $32,962,208   $29,442,465 $18,881,589 $16,800,658
                                     =========== =========== ===========   =========== =========== ===========

UNDISTRIBUTED NET
  INVESTMENT INCOME ................   $   7,423   $  12,022   $   6,456     $  11,727   $      --    $     --
                                     =========== =========== ===========   =========== =========== ===========

(a) Summary of capital share activity:
   Shares sold......................     112,470     162,325      142,862      170,003     171,485     202,023
   Shares issued in reinvestment of
     distributions to shareholders..       6,257      76,331      43,103        80,355      25,166      46,910
   Shares redeemed..................    ( 51,952)  ( 124,086)   ( 52,025)    ( 188,067)   ( 35,066)  ( 112,871)
                                     ----------- ----------- -----------   ----------- ----------- -----------

   Net increase in shares
     outstanding....................     66,775        114,570       133,940     62,291    161,585     136,062
   Shares outstanding, beginning of
     period.........................   1,523,001   1,408,431   1,438,620     1,376,329   1,649,601   1,513,539
                                     ----------- ----------- -----------   ----------- ----------- -----------

   Shares outstanding, end of
     period.........................   1,589,776   1,523,001   1,572,560     1,438,620   1,811,186   1,649,601
                                     =========== =========== ===========   =========== =========== ===========

See accompanying notes to the financial statements.

THE GOVERNMENT STREET EQUITY FUND
FINANCIAL HIGHLIGHTS
==========================================================================================================
                         Selected Per Share Data and Ratios for a Share Outstanding Throughout Each Period
==========================================================================================================

                                      Six Months
                                         Ended
                                       Sept. 30,
                                         1997                         Years Ended March 31,
                                      (Unaudited)    1997        1996         1995         1994        1993
----------------------------------------------------------------------------------------------------------
Net asset value at beginning
     of period......................     $ 32.59     $ 29.41   $   23.87       $ 22.69     $ 23.06     $ 21.37
                                     ----------- ----------- -----------   ----------- ----------- -----------
Income from investment operations:
  Net investment income.............       0.16        0.37         0.40         0.38        0.30        0.34
  Net realized and unrealized
   gains (losses) on investments....       7.58        4.50         5.75         1.19      ( 0.37)       1.71
                                     ----------- ----------- -----------   ----------- ----------- -----------
Total from investment operations....       7.74        4.87         6.15         1.57      ( 0.07)       2.05
                                     ----------- ----------- -----------   ----------- ----------- -----------
Less distributions:
  Dividends from net investment
     income........................      (  0.17)    ( 0.36)     ( 0.40)       ( 0.39)   ( 0.30)       ( 0.36)
   Distributions from net realized
     gains.........................           --     ( 1.33)    ( 0.21)            --        --           --
                                     ----------- ----------- -----------   ----------- ----------- -----------
Total distributions.................    (  0.17 )    ( 1.69 )     ( 0.61)      ( 0.39 )    ( 0.30 )    ( 0.36)
                                     ----------- ----------- -----------   ----------- ----------- -----------
Net asset value at end of period....  $   40.16   $   32.59   $    29.41    $   23.87   $   22.69   $   23.06
                                     =========== =========== ===========   =========== =========== ===========
Total return........................     23.75%      16.94%       25.96%        7.02%     ( 0.31% )     9.66%
                                     =========== =========== ===========   =========== =========== ===========
Net assets at end of period (000's).  $  63,850   $  49,629   $   41,421    $  31,473   $  27,101   $  21,735
                                     =========== =========== ===========   =========== =========== ===========
Ratio of expenses to average net
 assets (a).........................       0.88%(b)   0.89%        0.94%        0.91%       1.00%        1.00%
Ratio of net investment income
  to average net assets.............      0.86%(b)    1.17%        1.50%        1.71%       1.33%       1.55%
Portfolio turnover rate.............        11%(b)      20%          31%          55%         63%         59%

Average commission rate per share...  $  0.0373   $  0.0410   $       --    $      --   $      --   $      --

(a) In an effort to reduce the total operating expenses of the Fund, a portion of the Fund's administrative and custodian fees for periods ended prior to March 31, 1996 were paid through an arrangement with a third-party broker-dealer who was compensated through commission trades. Payment of the fees was based on a percentage of commissions earned. Absent expenses reimbursed through the directed brokerage arrangement, the ratios of expenses to average net assets would have been 1.00%, 1.16% and 1.20% for the years ended March 31, 1995, 1994 and 1993, respectively.

(b) Annualized.

See accompanying notes to the financial statements.

THE GOVERNMENT STREET BOND FUND
FINANCIAL HIGHLIGHTS
==============================================================================================================
                         Selected Per Share Data and Ratios for a Share Outstanding Throughout Each Period
==============================================================================================================
                                      Six Months
                                         Ended
                                      Sept. 30,
                                         1997                         Years Ended March 31,
                                      (Unaudited)    1997        1996         1995         1994        1993
--------------------------------------------------------------------------------------------------------------
Net asset value at beginning
     of period......................    $ 20.47     $ 20.87   $   20.33       $ 20.87     $ 21.77     $ 20.67
                                     ----------- ----------- -----------   ----------- ----------- -----------
Income from investment operations:
  Net investment income.............       0.67        1.34         1.35         1.35        1.32        1.34
  Net realized and unrealized
   gains (losses) on investments....       0.49      ( 0.40)        0.54        ( 0.53)     ( 0.90)      1.10
                                     ----------- ----------- -----------   ----------- ----------- -----------
Total from investment operations....       1.16        0.94         1.89         0.82        0.42        2.44
                                     ----------- ----------- -----------   ----------- ----------- -----------
Less distributions:
  Dividends from net investment
     income........................      ( 0.67)     ( 1.34)     ( 1.35)       ( 1.36)     ( 1.32)     ( 1.33)
  Distributions from net realized
     gains.........................          --          --            --          --          --      ( 0.01)
                                     ----------- ----------- -----------   ----------- ----------- -----------
Total distributions.................    (  0.67 )    ( 1.34 )     ( 1.35)      ( 1.36 )    ( 1.32 )    ( 1.34)
                                     ----------- ----------- -----------   ----------- ----------- -----------
Net asset value at end of period....  $   20.96   $   20.47   $    20.87    $   20.33   $   20.87   $   21.77
                                     =========== =========== ===========   =========== =========== ===========
Total return........................      5.74%       4.60%        9.43%        4.12%       1.85%      12.14%
                                     =========== =========== ===========   =========== =========== ===========
Net assets at end of period (000's).  $  32,962   $  29,442   $   28,718    $  27,780   $  22,633   $  15,955
                                     =========== =========== ===========   =========== =========== ===========
Ratio of expenses to average net
     assets(a)......................      0.75% (b)   0.75%        0.76%        0.85%       0.86%       0.88%
Ratio of net investment income
  to average net assets.............      6.41% (b)   6.44%        6.38%        6.68%       6.15%       6.44%
Portfolio turnover rate.............        14% (b)     20%          10%          11%         10%         17%

(a) Absent investment advisory fees waived by the Adviser, the ratios of expenses to average net assets would have been 1.03% and 1.09% for the years ended March 31, 1994 and 1993, respectively (Note 3).

(b) Annualized.

See accompanying notes to the financial statements.

THE ALABAMA TAX FREE BOND FUND
FINANCIAL HIGHLIGHTS
==============================================================================================================
                         Selected Per Share Data and Ratios for a Share Outstanding Throughout Each Period
==============================================================================================================
                                      Six Months                                           Seven
                                        Ended                                            Months     January 15,
                                       Sept. 30,         Years Ended March 31,             Ended    1993(b) to
                                         1997                                            March 31,  August 31,
                                      (Unaudited)    1997        1996         1995        1994(a)      1993
-------------------------------------------------------------------------------------------------------------
Net asset value at beginning of
     period.........................    $ 10.18     $ 10.23    $   9.96        $ 9.96     $ 10.30     $ 10.00
                                     ----------- ----------- -----------   ----------- ----------- -----------
Income from investment operations:
  Net investment income.............       0.22        0.43         0.42         0.45        0.26        0.23
  Net realized and unrealized
   gains (losses) on investments....       0.24      ( 0.05 )       0.27           --      ( 0.34 )      0.30
                                     ----------- ----------- -----------   ----------- ----------- -----------
Total from investment operations....       0.46        0.38         0.69         0.45      ( 0.08 )      0.53
                                     ----------- ----------- -----------   ----------- ----------- -----------
Less distributions:
  Dividends from net investment
     income........................     (  0.22)     ( 0.43)     ( 0.42)       ( 0.45)      (0.26)     ( 0.23)
                                     ----------- ----------- -----------   ----------- ----------- -----------
Net asset value at end of period....  $   10.42   $   10.18   $    10.23    $    9.96   $    9.96   $   10.30
                                     =========== =========== ===========   =========== =========== ===========
Total return........................      4.54%       3.82%        7.02%        4.66%     (1.50%) (d)    8.79% (d)
                                     =========== =========== ===========   =========== =========== ===========
Net assets at end of period (000's).  $  18,882   $  16,801   $   15,480    $  12,816   $   9,716   $   3,429
                                     =========== =========== ===========   =========== =========== ===========
Ratio of expenses to average net
     assets(c)......................      0.65% (d)   0.66%       0.75%         0.75%       0.75% (d)    0.75% (d)
Ratio of net investment income
  to average net assets.............      4.21% (d)   4.24%       4.11%         4.56%       4.46% (d)    4.01% (d)
Portfolio turnover rate.............         2% (d)      6%          4%           36%          3%           2%

(a) Effective April 1, 1994, the Fund was reorganized and changed its fiscal year end from August 31 to March 31.

(b) Commencement of operations.

(c) Absent investment advisory fees waived and/or expenses reimbursed by the Adviser, the ratios of expenses to average net assets would have been 0.74%(d), 0.78%, 0.86%, 1.05%, 1.76%(d) and 2.75%(d) for the periods ended
  September 30, 1997, March 31, 1997, 1996, 1995, 1994 and August 31, 1993,
  respectively (Note 3).

(d) Annualized.

See accompanying notes to the financial statements.

THE GOVERNMENT STREET EQUITY FUND
PORTFOLIO OF INVESTMENTS
September 30, 1997 (Unaudited)
==============================================================================================================
     Shares       COMMON STOCKS -- 94.9%                                                              Value
--------------------------------------------------------------------------------------------------------------
                  Aerospace -- 1.6%
        18,200      Boeing Company.............................................................  $    990,762
                                                                                                --------------

                  Chemicals and Drugs -- 15.0%
        20,000      Becton Dickinson & Company.................................................       957,500
        15,000      Biomet, Inc.(a) ...........................................................       360,000
        20,000      Cardinal Health, Inc.......................................................     1,420,035
        15,000      ChemFirst, Inc.............................................................       376,875
        24,000      duPont (E.I.) de Nemours & Company.........................................     1,477,500
         6,500      Eli Lilly & Company........................................................       782,844
        18,000      Goodrich (B.F.) Company....................................................       814,500
        15,000      Johnson & Johnson..........................................................       864,375
         6,200      Merck & Company, Inc.......................................................       619,612
         6,680      Mississippi Chemical Corporation...........................................       130,260
        20,000      Schering-Plough Corporation................................................     1,030,000
        22,000      Sigma-Aldrich..............................................................       724,625
                                                                                                --------------
                                                                                                    9,558,126
                                                                                                --------------
                  Construction -- 5.8%
        12,750      Blount, Inc. - Class A.....................................................       643,078
        24,000      Caterpiller, Inc...........................................................     1,294,500
        20,312      Clayton Homes, Inc.........................................................       377,041
         5,000      Florida Rock Industries, Inc...............................................       297,500
         8,000      Lowe's Companies, Inc......................................................       311,000
        25,600      Valspar Corporation........................................................       803,200
                                                                                                --------------
                                                                                                    3,726,319
                                                                                                --------------
                  Consumer Products -- 10.8%
        21,633      Archer-Daniels-Midland Company.............................................       518,558
        13,500      Belo (A.H.) Corporation - Class A..........................................       654,750
        12,000      General Motors Corporation.................................................       803,250
        14,500      Gillette Company...........................................................     1,251,531
        20,000      Kimberly-Clark Corporation.................................................       978,750
        10,000      Motorola, Inc..............................................................       718,750
        12,000      Polygram NV................................................................       689,250
        17,000      Procter & Gamble Company...................................................     1,174,063
         2,000      Sun Microsystems, Inc. (a) ................................................        93,625
                                                                                                --------------
                                                                                                    6,882,527
                                                                                                --------------
                  Durable Goods -- 16.3%
        10,000      Cabletron Systems, Inc.(a) ................................................       320,000
        25,000      Cisco Systems, Inc.(a) ....................................................     1,826,563
        10,000      Compaq Computer Corporation(a) ............................................       747,500
         7,000      Cummins Engine Company, Inc. ..............................................       546,437
         9,000      Deere & Company............................................................       483,750
         9,000      Diebold, Inc...............................................................       426,375
        23,000      General Electric Company ..................................................     1,565,437
         8,000      General Signal Corporation ................................................       346,000
         4,000      Grainger (W.W.), Inc. .....................................................       356,000
         7,000      Intel Corporation..........................................................       646,188
         8,700      International Business Machines Corporation................................       921,656
        16,000      Philips Electronics NV.....................................................     1,344,000
        11,500      Raytheon Company...........................................................       679,938
         4,000      Shared Medical Systems, Inc................................................       211,500
                                                                                                --------------
                                                                                                   10,421,344
                                                                                                --------------


THE GOVERNMENT STREET EQUITY FUND
PORTFOLIO OF INVESTMENTS (Continued)
==============================================================================================================
     Shares       COMMON STOCKS -- 94.9%                                                              Value
--------------------------------------------------------------------------------------------------------------
                  Financial -- 13.2%
         9,695      Aetna, Inc.................................................................  $    789,537
        15,000      AFLAC, Inc.................................................................       813,750
        10,000      American Express Company...................................................       818,750
         3,000      Citicorp...................................................................       401,812
        22,000      Freddie Mac................................................................       775,500
        10,000      Fleet Financial Group, Inc.................................................       655,625
         2,000      MBNA Corporation...........................................................        81,000
        28,000      Mellon Bank Corporation....................................................     1,533,000
        33,000      Star Banc Corporation......................................................     1,515,938
        10,000      Synovus Financial Corporation..............................................       215,000
         7,000      Torchmark Corporation......................................................       274,750
         8,000      Travelers, Inc.............................................................       546,000
                                                                                                --------------
                                                                                                    8,420,662
                                                                                                --------------
                  Food/Beverages -- 3.6%
         5,000      Anheuser-Busch Companies, Inc..............................................       225,625
        60,000      Coca-Cola Enterprises......................................................     1,616,250
        20,000      Hudson Foods, Inc. - Class A...............................................       426,250
                                                                                                --------------
                                                                                                    2,268,125
                                                                                                --------------
                  Metal and Mining -- 1.6%
         9,000      Aluminum Company of America................................................       738,000
         9,543      Freeport McMoran Copper & Gold, Inc. - Class B.............................       274,958
                                                                                                --------------
                                                                                                    1,012,958
                                                                                                --------------
                  Oil/Energy -- 10.4%
        12,500      Amoco Corporation..........................................................     1,204,687
        13,000      Chevron Corporation........................................................     1,081,438
        14,650      Exxon Corporation..........................................................       938,516
         6,000      Halliburton Company........................................................       312,000
         5,000      Helmerich & Payne, Inc.....................................................       400,000
         7,500      Kerr McGee Corporation.....................................................       516,094
         5,000      Pennzoil Company...........................................................       398,438
        28,500      Shell Transport & Trading PLC..............................................     1,268,250
        10,000      Sonat, Inc.................................................................       508,750
                                                                                                --------------
                                                                                                    6,628,173
                                                                                                --------------
                  Paper and Forest Products -- 1.6%
        10,000      Georgia Pacific Corporation................................................     1,043,750
                                                                                                --------------

                  Retail -- 4.9%
        16,000      American Stores Company....................................................       390,000
        17,700      Home Depot, Inc............................................................       922,612
        10,000      Nike, Inc. - Class B.......................................................       530,000
        13,000      Pep Boys - Manny, Moe & Jack...............................................       354,250
         5,000      Wal-Mart Stores, Inc.......................................................       183,125
        30,000      Walgreen Company...........................................................       768,750
                                                                                                --------------
                                                                                                    3,148,737
                                                                                                --------------
                  Services - Computer -- 2.0%
        11,100      Automatic Data Processing, Inc.............................................       555,000
        10,000      Computer Sciences Corporation(a) ..........................................       707,500
                                                                                                --------------
                                                                                                    1,262,500
                                                                                                --------------
                  Telecommunication Equipment -- 1.3%
        11,000      Corning, Inc...............................................................       519,750
        14,000      Scientific - Atlanta, Inc..................................................       316,750
                                                                                                --------------
                                                                                                      836,500
                                                                                                --------------
                  Transportation -- 2.0%
        16,000      Federal Express Corporation(a) ............................................     1,280,000
                                                                                                --------------


THE GOVERNMENT STREET EQUITY FUND
PORTFOLIO OF INVESTMENTS (Continued)
==============================================================================================================
     Shares       COMMON STOCKS -- 94.9%                                                              Value
--------------------------------------------------------------------------------------------------------------
                  Utilities -- 4.8%
        14,500      Ameritech Corporation......................................................  $    964,250
         7,000      Bellsouth Corporation......................................................       323,750
        15,490      Duke Power Company.........................................................       765,787
         8,000      Hong Kong Telecommunications, LTD..........................................       179,000
        14,000      SBC Communications, Inc....................................................       859,250
                                                                                                --------------
                                                                                                    3,092,037
                                                                                                --------------
                  Total Common Stocks (Cost $35,262,097) ......................................   $60,572,520
                                                                                                --------------

==============================================================================================================
     Shares       PREFERRED STOCKS -- .1%                                                             Value
--------------------------------------------------------------------------------------------------------------
                  Financial -- .1%
           898      Aetna Inc., Convertible....................................................  $     69,875
                                                                                                --------------
                  Total Preferred Stocks (cost $53,129)........................................  $     69,875
                                                                                                --------------
                  Total Investments at Value (cost $35,315,226) - 95.0%........................  $ 60,642,395
                                                                                                --------------

==============================================================================================================
      Face
     Amount       REPURCHASE AGREEMENTS(b) -- 4.8%                                                    Value
--------------------------------------------------------------------------------------------------------------
                    Star Bank,
$    3,103,000        5.70%, dated 09/30/1997, due 10/01/1997,
                      repurchase proceeds $3,103,491 (Cost $3,103,000).........................  $  3,103,000
                                                                                                --------------
                  Total Investments and Repurchase Agreements at Value 99.8%  .................  $ 63,745,395
                  Other Assets in Excess of Liabilities-- .2% .................................       104,525
                                                                                                --------------
                  Net Assets-- 100.0% .........................................................  $ 63,849,920
                                                                                                ==============

(a) Non-income producing security.

(b) Joint repurchase agreement is fully collateralized by $21,275,000 GNMA II, Pool #8457, 7.125%, due 07/20/2024. The aggregate market value of the collateral at September 30, 1997 was $22,045,359. The Fund's pro-rata interest in the collateral at September 30, 1997 was $3,177,128.

See accompanying notes to the financial statements.

THE GOVERNMENT STREET BOND FUND
PORTFOLIO OF INVESTMENTS
September 30, 1997 (Unaudited)
==========================================================================================================
    Par Value     U.S. TREASURY AND AGENCY OBLIGATIONS-- 43.6%                                       Value
----------------------------------------------------------------------------------------------------------
                  U.S. Treasury Notes -- 7.7%
$       65,000      8.75%, due 10/15/1997......................................................  $     65,101
        10,000      7.875%, due 01/15/1998.....................................................        10,075
        70,000      7.875%, due 04/15/1998.....................................................        70,875
        50,000      8.25%, due 07/15/1998......................................................        51,000
       855,000      7.125%, due 10/15/1998.....................................................       867,291
       225,000      7.00%, due 04/15/1999......................................................       229,008
       150,000      6.375%, due 07/15/1999.....................................................       151,453
       100,000      8.00%, due 08/15/1999......................................................       103,812
       200,000      6.00%, due 10/15/1999......................................................       200,875
       250,000      7.50%, due 10/31/1999......................................................       257,969
        50,000      7.875%, due 11/15/1999.....................................................        52,000
       100,000      8.50%, due 02/15/2000......................................................       105,750
        20,000      8.75%, due 08/15/2000......................................................        21,494
        50,000      8.50%, due 11/15/2000......................................................        53,641
       140,000      8.00%, due 05/15/2001......................................................       149,231
       125,000      7.875%, due 08/15/2001.....................................................       133,086
                                                                                                --------------
                                                                                                    2,522,661
                                                                                                --------------
                  U.S. Treasury Strips -- .1%
                    Coupon Treasury Investment Growth Security,
        11,000        due 08/15/1998...........................................................        10,474
                                                                                                --------------
                  Federal Home Loan Bank Bonds -- 1.6%
       500,000      7.57%, due 08/19/2004......................................................       534,338
                                                                                                --------------
                  Federal Home Loan Mortgage Corporation Bonds -- 9.1%
       240,000      7.12%, due 09/30/2005......................................................       240,447
       200,000      6.73%, due 01/05/2006......................................................       199,689
       300,000      7.52%, due 04/21/2006......................................................       307,394
       500,000      7.55%, due 04/26/2006......................................................       509,418
       895,000      7.44%, due 09/20/2006......................................................       923,163
       800,000      7.04%, due 01/09/2007......................................................       814,234
                                                                                                --------------
                                                                                                    2,994,345
                                                                                                --------------
                  Federal National Mortgage Association Bonds -- 18.9%
       750,000      7.85%, due 09/10/1998......................................................       764,068
       100,000      8.45%, due 07/12/1999......................................................       104,259
       100,000      5.98%, due 03/22/2000......................................................        99,621
       650,000      6.85%, due 05/04/2001......................................................       654,859
       175,000      6.83%, due 04/02/2003......................................................       501,632
       500,000      7.90%, due 06/28/2006......................................................       512,173
       500,000      8.00%, due 06/15/2006......................................................       508,552
       650,000      7.65%, due 10/06/2006......................................................       671,527
       500,000      7.36%, due 02/07/2007......................................................       505,796
       400,000      7.70%, due 04/10/2007......................................................       413,069
       500,000      6.62%, due 06/25/2007......................................................       509,412
       500,000      7.16%, due 06/26/2007......................................................       504,369
       500,000      7.00%, due 07/17/2007......................................................       503,909
                                                                                                --------------
                                                                                                    6,253,246
                                                                                                --------------
                  Private Export Funding Bonds -- 1.4%
       470,000      7.90%, due 03/31/2000......................................................       490,945
                                                                                                --------------
                  Tennessee Valley Authority Bonds -- 4.8%
       799,000      7.45%, due 10/15/2001......................................................       820,646
       745,000      6.875%, due 01/15/2002.....................................................       756,779
                                                                                                --------------
                                                                                                    1,577,425
                                                                                                --------------

                  Total U.S. Treasury and Agency Obligations (Cost $14,285,007) ...............  $ 14,383,434
                                                                                                --------------


THE GOVERNMENT STREET BOND FUND
PORTFOLIO OF INVESTMENTS (Continued)
==============================================================================================================
    Par Value     MORTGAGE-BACKED SECURITIES -- 1.3%                                                  Value
--------------------------------------------------------------------------------------------------------------
                  Federal National Mortgage Association -- .3%
$       96,715      Series #G92-40, Class G, 7.00%, due 07/25/2002.............................  $     97,244
                                                                                                --------------

                  Government National Mortgage Association -- .4%
        29,129      Pool #15032, 7.50%, due 02/15/2007.........................................        29,612
        22,597      Pool #176413, 7.50%, due 09/15/2016........................................        22,972
        43,392      Pool #170784, 8.00%, due 12/15/2016........................................        44,844
        28,789      Pool #181540, 8.00%, due 02/15/2017........................................        29,752
                                                                                                --------------
                                                                                                      127,180
                                                                                                --------------
                  Other Mortgage-Backed Securities -- .6%
                    Collateralized Mortgage Securities Corporation,
       200,000           Series 1991-8PF, 7.30%, due 08/20/2020................................       201,090
                                                                                                --------------

                  Total Mortgage-Backed Securities (Cost $426,404) ............................  $    425,514
                                                                                                --------------

==============================================================================================================
    Par Value     CORPORATE BONDS -- 51.1%                                                            Value
--------------------------------------------------------------------------------------------------------------
                  Finance -- 25.2%
                    American Express Company,
$      350,000        8.50%, due 08/15/2001....................................................  $    375,829
                                                                                                --------------
                    AmSouth Bancorp,
       425,000        9.375%, due 05/01/1999...................................................       445,175
       550,000        7.75%, due 05/15/2004....................................................       579,721
                                                                                                --------------
                                                                                                    1,024,896
                                                                                                --------------
                    Associates Corporation, N.A.,
       300,000        8.80%, due 08/01/1998....................................................       307,036
                                                                                                --------------
                    Banc One Corporation,
       600,000        7.00%, due 07/15/2005....................................................       610,780
                                                                                                --------------
                    BankAmerica Corporation,
       496,000        8.375%, due 03/15/2002...................................................       532,009
                                                                                                --------------
                    Bear Stearns Company,
       170,000        9.375%, due 06/01/2001...................................................       186,097
                                                                                                --------------
                    General Electric Capital Corporation,
       100,000        7.24%, due 01/15/2002....................................................       103,819
       150,000        7.50%, due 03/15/2002....................................................       157,387
                                                                                                --------------
                                                                                                      261,206
                                                                                                --------------
                    Merrill Lynch & Company, Inc.,
       745,000        7.375%, due 08/17/2002...................................................       774,174
                                                                                                --------------
                    J.P. Morgan & Company,
       500,000        7.25%, due 01/15/2002....................................................       516,719
                                                                                                --------------
                    NationsBank,
       550,000        7.625%, due 04/15/2005...................................................       578,161
                                                                                                --------------
                    Regions Financial Corporation,
       350,000        7.80%, due 12/01/2002....................................................       364,568
                                                                                                --------------

THE GOVERNMENT STREET BOND FUND
PORTFOLIO OF INVESTMENTS (Continued)
==============================================================================================================
    Par Value     CORPORATE BONDS -- 51.1%                                                            Value
--------------------------------------------------------------------------------------------------------------
                    Salomon, Inc.,
$      400,000        7.25%, due 01/15/2000....................................................  $    408,089
       480,000        7.50%, due 02/01/2003....................................................       497,717
                                                                                                --------------
                                                                                                      905,806
                                                                                                --------------
                    Southtrust Bank, Alabama,
       500,000        7.00%, due 11/15/2008....................................................       506,900
                                                                                                --------------
                    Transamerica Financial Corporation,
       785,000        7.50%, due 03/15/2004....................................................       818,957
                                                                                                --------------
                    Wachovia Corporation,
       535,000        7.00%, due 12/15/1999....................................................       544,830
                                                                                                --------------
                  Total Finance Corporate Bonds ...............................................     8,307,968
                                                                                                --------------
                  Industrial -- 22.4%
                    BP America Inc.,
       265,000        8.50%,  due 04/15/2001...................................................       283,796
                                                                                                --------------
                    Campbell Soup Company,
       500,000        6.90%, due 10/15/2006....................................................       512,899
                                                                                                --------------
                    Coca-Cola Company,
       401,000        7.875%,  due 09/15/1998..................................................       408,262
       500,000        6.625%,  due 08/01/2004..................................................       501,561
                                                                                                --------------
                                                                                                      909,823
                                                                                                --------------
                    duPont (E.I.) de Nemours & Company,
       150,000        9.15%, due 04/15/2000....................................................       160,509
       300,000        6.75%, due 10/15/2002....................................................       304,993
                                                                                                --------------
                                                                                                      465,502
                                                                                                --------------
                    Hanson Overseas,
     1,100,000        7.375%, due 01/15/2003...................................................     1,136,361
                                                                                                --------------
                    International Business Machines Corporation,
     1,000,000        7.25%, due 11/01/2002....................................................     1,038,875
                                                                                                --------------
                    Kimberly-Clark Corporation,
       240,000        8.625%, due 05/01/2001...................................................       258,751
                                                                                                --------------
                    Limited, Inc.,
       150,000        8.875%, due 08/15/1999...................................................       156,298
                                                                                                --------------
                    Mobil Corporation,
       100,000        8.375%, due 02/12/2001...................................................       106,680
                                                                                                --------------
                    Philip Morris Companies, Inc.,
       305,000        7.375%, due 02/15/1999...................................................       309,607
       175,000        7.75%, due 05/01/1999....................................................       178,937
                                                                                                --------------
                                                                                                      488,544
                                                                                                --------------
                    Procter & Gamble Company,
       150,000        8.70%, due 08/01/2001....................................................       162,490
                                                                                                --------------
                    Raytheon Company,
       800,000        6.50%, due 07/15/2005....................................................       790,750
                                                                                                --------------

THE GOVERNMENT STREET BOND FUND
PORTFOLIO OF INVESTMENTS (Continued)
==============================================================================================================
    Par Value     CORPORATE BONDS -- 51.1%                                                            Value
--------------------------------------------------------------------------------------------------------------
                    Wal-Mart Stores, Inc.,
$      170,000        9.10%, due 07/15/2000....................................................  $    182,739
       100,000        8.625%, due 04/01/2001...................................................       107,397
       745,000        7.50%, due 05/15/2004....................................................       786,214
                                                                                                --------------
                                                                                                    1,076,350
                                                                                                --------------
                  Total Industrial Corporate Bonds ............................................     7,387,119
                                                                                                --------------
                  Utility -- 3.5%
                    Consolidated Edison,
       785,000        7.60%, due 01/15/2000....................................................       807,751
                                                                                                --------------
                    Emerson Electric Company,
       352,000        6.30%, due 11/01/2005....................................................       348,347
                                                                                                --------------
                  Total Utility Corporate Bonds ...............................................     1,156,098
                                                                                                --------------
                  Total Corporate Bonds (Cost $16,706,609) ....................................  $ 16,851,185
                                                                                                --------------
                  Total Investments at Value (Cost $31,418,020)-- 96.0% ......................   $ 31,660,133
                                                                                                --------------

==============================================================================================================
      Face
     Amount       REPURCHASE AGREEMENTS(a) -- 2.3%                                                    Value
--------------------------------------------------------------------------------------------------------------
                    Star Bank,
$      743,000        5.70%, dated 09/30/1997, due 10/01/1997,
                      repurchase proceeds $743,118 (Cost $743,000).............................  $    743,000
                                                                                                --------------
                  Total Investments and Repurchase Agreements at Value-- 98.3% ................  $ 32,403,133
                  Other Assets in Excess of Liabilities-- 1.7% ................................       559,075
                                                                                                --------------
                  Net Assets-- 100.0% .........................................................  $ 32,962,208
                                                                                                ==============

(a) Joint repurchase agreement is fully collateralized by $21,275,000 GNMA II, Pool #8457, 7.125%, due 07/20/2004. The aggregate market value of the collateral at September 30, 1997 was $22,045,359. The Fund's pro-rata interest in the collateral at September 30, 1997 was $760,750.

See accompanying notes to the financial statements.

THE ALABAMA TAX FREE BOND FUND
PORTFOLIO OF INVESTMENTS
September 30, 1997 (Unaudited)
==============================================================================================================
                  ALABAMA FIXED RATE REVENUE AND GENERAL
    Par Value     OBLIGATION (GO) BONDS-- 96.4%                                                      Value
--------------------------------------------------------------------------------------------------------------
                  Alabama Housing Finance Auth. Rev.,
$       15,000      6.00%, due 10/01/1997......................................................  $     15,001
       245,000      4.90%, due 10/01/1998......................................................       247,391
                                                                                                --------------
                                                                                                      262,392
                                                                                                --------------
                  Alabama Mental Health Finance Auth. Special Tax,
       300,000      5.00%, due 05/01/2006......................................................       308,421
                                                                                                --------------
                  Alabama State GO,
       200,000      5.90%, due 03/01/1999......................................................       205,428
       100,000      5.70%, due 12/01/2002......................................................       106,241
                                                                                                --------------
                                                                                                      311,669
                                                                                                --------------
                  Alabama State Corrections Institutions Rev.,
       100,000      4.20%, due 04/01/1998......................................................       100,220
                                                                                                --------------
                  Alabama State Industrial Access Road & Bridge Corp. GO,
       100,000      4.00%, due 06/01/1998......................................................       100,094
        85,000      5.25%, due 06/01/2003......................................................        88,197
                                                                                                --------------
                                                                                                      188,291
                                                                                                --------------
                  Alabama State Mun. Elec. Auth. Power Supply Rev.,
       150,000      5.625%, due 09/01/2000.....................................................       156,102
       340,000      5.75%, due 09/01/2001......................................................       358,472
       400,000      6.50%, due 09/01/2005, prerefunded 09/01/2001 at 101.......................       436,312
                                                                                                --------------
                                                                                                      950,886
                                                                                                --------------
                  Alabama State Public School & College Auth. Rev.,
       100,000      4.40%, due 12/01/2000......................................................       100,908
       250,000      5.25%, due 11/01/2005......................................................       261,720
        80,000      5.00%, due 06/01/2003......................................................        82,594
                                                                                                --------------
                                                                                                      445,222
                                                                                                --------------
                  Alabama Water Pollution Control Rev.,
        25,000      7.00%, due 08/15/2001......................................................        26,202
       200,000      6.25%, due 08/15/2004......................................................       220,736
                                                                                                --------------
                                                                                                      246,938
                                                                                                --------------
                  Anniston, AL, GO,
       250,000      5.50%, due 01/01/2004......................................................       265,432
                                                                                                --------------
                  Anniston, AL, Regional Medical Center Board Hospital Rev.,
        30,000      7.375%, due 07/01/2006, ETM................................................        32,985
                                                                                                --------------
                  Auburn University, Alabama Rev.,
        25,000      6.10%, due 06/01/1999......................................................        25,826
        50,000      4.90%, due 06/01/2001......................................................        51,227
       150,000      5.20%, due 06/01/2004......................................................       156,158
       325,000      5.25%, due 04/01/2005......................................................       339,323
                                                                                                --------------
                                                                                                      572,534
                                                                                                --------------
                  Baldwin Co., AL, GO,
       200,000      5.85%, due 08/01/2003......................................................       215,516
       400,000      5.00%, due 02/01/2007......................................................       409,872
                                                                                                --------------
                                                                                                      625,388
                                                                                                --------------
                  Baldwin Co., AL, Board of Education Rev.,
        50,000      5.40%, due 12/01/1998......................................................        50,787
       300,000      5.90%, due 12/01/2001......................................................       310,230
                                                                                                --------------
                                                                                                      361,017
                                                                                                --------------


THE ALABAMA TAX FREE BOND FUND
PORTFOLIO OF INVESTMENTS (Continued)
==============================================================================================================
                  ALABAMA FIXED RATE REVENUE AND GENERAL
    Par Value     OBLIGATION (GO) BONDS-- 96.4%                                                      Value
--------------------------------------------------------------------------------------------------------------
                  Birmingham, AL, GO,
$      100,000      5.80%, due 04/01/2002......................................................  $    105,872
       200,000      5.90%, due 04/01/2003......................................................       214,320
                                                                                                --------------
                                                                                                      320,192
                                                                                                --------------
                  Birmingham, AL, Special Facilities Rev.,
       100,000      4.45%, due 06/01/1999......................................................       100,715
                                                                                                --------------
                  Birmingham, AL, Industrial Water Board Rev.,
       100,000      5.00%, due 03/01/2001......................................................       102,722
       100,000      6.00%, due 07/01/2007......................................................       110,646
                                                                                                --------------
                                                                                                      213,368
                                                                                                --------------
                  Birmingham, AL, Medical Clinic Board Rev.,
        60,000      7.30%, due 07/01/2005, ETM.................................................        66,349
                                                                                                --------------
                  Birmingham, AL, Waterworks & Sewer Board Rev.,
        50,000      5.90%, due 01/01/2003......................................................        53,503
       400,000      6.15%, due 01/01/2006......................................................       430,260
                                                                                                --------------
                                                                                                      483,763
                                                                                                --------------
                  DCH Health Care Auth. of Alabama Rev.,
        55,000      5.00%, due 06/01/2004......................................................        56,406
                                                                                                --------------
                  Decatur, AL, GO,
       300,000      5.00%, due 06/01/2009......................................................       303,942
                                                                                                --------------
                  Fairhope, AL, Utility, Rev.,
       200,000      5.10%, due 12/01/2008......................................................       203,226
                                                                                                --------------
                  Greenville, AL, GO,
       300,000      5.10%, due 12/01/2009......................................................       304,836
                                                                                                --------------
                  Hoover, AL, Board of Education GO,
       400,000      6.00%, due 02/15/2006......................................................       436,600
                                                                                                --------------
                  Hoover, AL, Board of Education Special Tax,
       200,000      6.625%, due 02/01/2010, prerefunded 02/01/2001 at 102......................       218,556
                                                                                                --------------
                  Houston Co., AL, GO,
       100,000      4.20%, due 10/01/1998......................................................       100,289
       250,000      5.00%, due 07/01/2002......................................................       257,000
                                                                                                --------------
                                                                                                      357,289
                                                                                                --------------
                  Huntsville, AL, GO,
       115,000      5.15%, due 08/01/2000......................................................       118,196
       100,000      5.20%, due 11/01/2000......................................................       103,155
       500,000      5.50%, due 11/01/2002......................................................       527,365
       100,000      5.90%, due 11/01/2005......................................................       107,797
       300,000      5.40%, due 02/01/2010......................................................       308,613
                                                                                                --------------
                                                                                                    1,165,126
                                                                                                --------------
                  Huntsville, AL, Electric Systems Rev.,
       150,000      6.10%, due 12/01/2000......................................................       158,547
       150,000      5.00%, due 12/01/2003......................................................       154,644
                                                                                                --------------
                                                                                                      313,191
                                                                                                --------------
                  Huntsville, AL, Water Systems Rev.,
       150,000      5.15%, due 05/01/2004......................................................       155,672
       150,000      5.25%, due 05/01/2005......................................................       155,911
                                                                                                --------------
                                                                                                      311,583
                                                                                                --------------


THE ALABAMA TAX FREE BOND FUND
PORTFOLIO OF INVESTMENTS (Continued)
==============================================================================================================
                  ALABAMA FIXED RATE REVENUE AND GENERAL
    Par Value     OBLIGATION (GO) BONDS-- 96.4%                                                      Value
--------------------------------------------------------------------------------------------------------------
                  Jefferson Co., AL, GO,
$      150,000      5.55%, due 04/01/2002......................................................  $    157,164
       100,000      5.00%, due 04/01/2004......................................................       102,508
                                                                                                --------------
                                                                                                      259,672
                                                                                                --------------
                  Jefferson Co., AL, Board of Education Capital Outlay Warrants,
       300,000      5.70%, due 02/15/2011......................................................       315,315
                                                                                                --------------
                  Jefferson Co., AL, Sewer Rev .,
       140,000      5.15%, due 09/01/2002......................................................       145,712
        50,000      5.50%, due 09/01/2003......................................................        53,077
       300,000      5.75%, due 09/01/2005......................................................       323,538
                                                                                                --------------
                                                                                                      522,327
                                                                                                --------------
                  Lee Co., AL, GO,
       300,000      5.50%, due 02/01/2007......................................................       318,648
                                                                                                --------------
                  Madison, AL, Board of Education School Warrants,
       100,000      5.00%, due 02/01/1999......................................................       101,417
                                                                                                --------------
                  Madison, AL, Warrants,
       325,000      5.55%, due 04/01/2007......................................................       348,293
                                                                                                --------------
                  Madison Co., AL, Board of Education Capital Outlay Tax Antic. Warrants,
       175,000      5.20%, due 09/01/2004......................................................       183,055
       250,000      5.10%, due 09/01/2011......................................................       252,570
                                                                                                --------------
                                                                                                      435,625
                                                                                                --------------
                  Mobile, AL, GO,
       200,000      5.00%, due 08/15/1998......................................................       202,050
       150,000      5.20%, due 02/15/1999......................................................       152,570
       200,000      5.40%, due 08/15/2000......................................................       207,084
        25,000      6.25%, due 08/01/2001......................................................        26,797
        25,000      6.30%, due 08/01/2001......................................................        26,840
       275,000      6.20%, due 02/15/2007, ETM.................................................       305,971
                                                                                                --------------
                                                                                                      921,312
                                                                                                --------------
                  Mobile, AL, Water & Sewer Commissioners Rev.,
        55,000      6.30%, due 01/01/2003......................................................        59,795
                                                                                                --------------
                  Mobile Co., AL, GO,
        50,000      6.10%, due 02/01/2002, prerefunded 02/01/2000 at 102.......................        53,124
       160,000      6.70%, due 02/01/2011, prerefunded 02/01/2000 at 102.......................       172,189
                                                                                                --------------
                                                                                                      225,313
                                                                                                --------------
                  Mobile Co., AL., Board of Education Capital Outlay Warrants,
       400,000      5.00%, due 03/01/2008......................................................       406,580
                                                                                                --------------
                  Mobile Co., AL, Gas Tax Antic. Warrants Rev.,
       100,000      3.80%, due 02/01/1998......................................................       100,011
       100,000      4.50%, due 02/01/2003......................................................       100,425
                                                                                                --------------
                                                                                                      200,436
                                                                                                --------------

THE ALABAMA TAX FREE BOND FUND
PORTFOLIO OF INVESTMENTS (Continued)
==============================================================================================================
                  ALABAMA FIXED RATE REVENUE AND GENERAL
    Par Value     OBLIGATION (GO) BONDS-- 96.4%                                                      Value
--------------------------------------------------------------------------------------------------------------
                  Montgomery, AL, GO,
$      200,000      4.25%, due 05/01/1999, ETM.................................................  $    200,724
       200,000      4.70%, due 05/01/2002......................................................       202,958
       500,000      5.10%, due 10/01/2008......................................................       511,845
                                                                                                --------------
                                                                                                      915,527
                                                                                                --------------
                  Montgomery, AL, Waterworks & Sanitation Rev.,
       200,000      5.85%, due 03/01/2003......................................................       213,344
       400,000      5.60%, due 09/01/2009......................................................       422,352
                                                                                                --------------
                                                                                                      635,696
                                                                                                --------------
                  Montgomery Co., AL, GO,
       100,000      5.20%, due 11/01/2006......................................................       103,712
                                                                                                --------------
                  Mountain Brook, AL, Board of Education Capital Outlay Warrants,
       405,000      4.80%, due 02/15/2011......................................................       399,399
                                                                                                --------------
                  Muscle Shoals, AL, GO,
       400,000      5.60%, due 08/01/2010......................................................       419,752
                                                                                                --------------
                  Opelika, AL, GO,
       100,000      4.60%, due 03/01/2003......................................................       101,289
       100,000      5.30%, due 07/01/2003......................................................       104,886
                                                                                                --------------
                                                                                                      206,175
                                                                                                --------------
                  Shelby Co., AL, GO,
       205,000      5.20%, due 08/01/2000......................................................       211,078
        50,000      5.35%, due 08/01/2001......................................................        52,069
                                                                                                --------------
                                                                                                      263,147
                                                                                                --------------
                  Shelby Co., AL, Hospital Board Rev.,
        35,000      6.60%, due 02/01/2001, ETM.................................................        37,554
        25,000      6.60%, due 02/01/2002, ETM.................................................        27,220
        40,000      6.60%, due 02/01/2003, ETM.................................................        44,182
                                                                                                --------------
                                                                                                      108,956
                                                                                                --------------
                  Shelby Co., AL, Board of Education Capital Outlay Special Tax Warrants,
       100,000      4.80%, due 02/01/1998......................................................       100,341
                                                                                                --------------
                  Tuscaloosa, AL, Board of Education GO,
       100,000      5.10%, due 02/01/2004......................................................       103,381
                                                                                                --------------
                  Tuscaloosa, AL, Board of Education Special Tax Warrants,
        75,000      5.70%, due 02/15/2005......................................................        79,615
       125,000      6.00%, due 02/15/2009......................................................       132,981
                                                                                                --------------
                                                                                                      212,596
                                                                                                --------------
                  University of Alabama General Fee Series A Rev.,
       250,000      4.15%, due 10/01/1999......................................................       250,667
        50,000      5.00%, due 11/01/2000......................................................        51,232
       200,000      5.10%, due 10/01/2002......................................................       206,860
       400,000      5.25%, due 06/01/2010......................................................       407,500
                                                                                                --------------
                                                                                                      916,259
                                                                                                --------------
                  Vestavia Hills, AL, Board of Education Capital Outlay Rev.,
        55,000      5.25%, due 02/01/2004......................................................        57,244
                                                                                                --------------
                  Vestavia Hills, AL, Warrants,
       125,000      4.90%, due 04/01/2005......................................................       127,515
                                                                                                --------------
                  Total Alabama (Cost $17,606,289) ............................................  $ 18,210,970
                                                                                                --------------

THE ALABAMA TAX FREE BOND FUND
PORTFOLIO OF INVESTMENTS (Continued)
==============================================================================================================
     Shares       MONEY MARKETS -- 4.6%                                                               Value
--------------------------------------------------------------------------------------------------------------
$      866,225    Star Tax-Free Money Market Fund (Cost $866,225)..............................  $    866,225
                                                                                                -------------
                  Total Investments at Value (Cost $18,472,514)-- 101.0%  .....................  $ 19,077,195
                  Liabilities in Excess of Other Assets-- (1.0)% ..............................     ( 195,606)
                                                                                                --------------
                  Net Assets-- 100.0% .........................................................  $ 18,881,589
                                                                                                ==============

ETM - Escrowed to maturity.

See accompanying notes to the financial statements.

NOTES TO FINANCIAL STATEMENTS
September 30, 1997 (Unaudited)
===============================================================================
1.   Significant Accounting Policies

The Government Street Equity Fund, The Government Street Bond Fund, and The Alabama Tax Free Bond Fund (the Funds) are each a no-load series of The Williamsburg Investment Trust (the Trust). The Trust, an open-end management investment company registered under the Investment Company Act of 1940, as amended, was organized as a Massachusetts business trust on July 18, 1988.

The Government Street Equity Fund's investment objective is to seek capital appreciation through the compounding of dividends and capital gains, both realized and unrealized, on its investments in common stocks. Current income is of secondary importance.

The Government Street Bond Fund's investment objectives are to preserve capital, to provide current income and to protect the value of the portfolio against the effects of inflation by limiting investments to fixed income securities in the four highest quality ratings. Capital appreciation is of secondary importance.

The Alabama Tax Free Bond Fund's investment objectives are to provide current income exempt from both federal income taxes and the personal income taxes of Alabama and to preserve capital. Capital appreciation is of secondary importance.

The following is a summary of the Funds' significant accounting policies:

Securities valuation -- The Funds' portfolio securities are valued as of the close of business of the regular session of the New York Stock Exchange (currently 4:00 p.m., Eastern time). Securities which are traded over-the-counter are valued at the last sales price, if available, otherwise, at the last quoted bid price. Securities traded on a national stock exchange are valued based upon the closing price on the principal exchange where the security is traded. It is expected that fixed income securities will ordinarily be traded on the over-the-counter market, and common stocks will ordinarily be traded on a national securities exchange, but may also be traded on the over-the-counter market. When market quotations are not readily available, fixed income securities may be valued on the basis of prices provided by an independent pricing service.

Repurchase agreements -- The Funds generally enter into joint repurchase agreements with other funds within the Trust. The joint repurchase agreement, which is collateralized by U.S. Government obligations, is valued at cost which, together with accrued interest, approximates market value. At the time the Funds enter into the joint repurchase agreement, the Funds take possession of the underlying securities and the seller agrees that the value of the underlying securities, including accrued interest, will at all times be equal to or exceed the face amount of the repurchase agreement. In addition, each Fund actively monitors and seeks additional collateral, as needed.

Share valuation -- The net asset value per share of each Fund is calculated daily by dividing the total value of each Fund's assets, less liabilities, by the number of shares outstanding. The offering price and redemption price per share of each Fund is equal to the net asset value per share.

Investment income -- Interest income is accrued as earned. Dividend income is recorded on the ex-dividend date. Discounts and premiums on securities purchased are amortized in accordance with income tax regulations which approximate generally accepted accounting principles.

Distributions to shareholders -- Dividends arising from net investment income are declared and paid quarterly to shareholders of The Government Street Equity Fund; declared and paid monthly to shareholders of The Government Street Bond Fund; and declared daily and paid monthly to shareholders of The Alabama Tax Free Bond Fund. Net realized short-term capital gains, if any, may be distributed throughout the year and net realized long-term capital gains, if any, are distributed at least once each year. Income distributions and capital gain distributions are determined in accordance with income tax regulations.

Security transactions -- Security transactions are accounted for on trade date. Securities sold are valued on a specific identification basis.

Estimates -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Federal income tax -- It is each Fund's policy to comply with the special provisions of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies, and distributes at least 90% of its taxable net income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund's intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

The following information is based upon the federal income tax cost of portfolio investments of each Fund as of September 30, 1997:


----------------------------------------------------------------------------------------------------------
                                                        Government        Government         Alabama
                                                          Street            Street          Tax Free
                                                        Equity Fund        Bond Fund        Bond Fund
----------------------------------------------------------------------------------------------------------
Gross unrealized appreciation.......................  $   25,532,698   $      600,390    $     621,435
Gross unrealized depreciation.......................       ( 205,529)       ( 358,277)        ( 16,754)
                                                      ---------------  ---------------  ---------------
Net unrealized appreciation.........................  $   25,327,169   $      242,113    $     604,681
                                                      ===============  ===============  ===============
----------------------------------------------------------------------------------------------------------

The tax basis of investments for each Fund is equal to the acquisition cost as shown on the Statements of Assets and Liabilities.

As of March 31, 1997, The Government Street Bond Fund and The Alabama Tax Free Bond Fund had capital loss carryforwards for federal income tax purposes of $307,540, and $200,015, respectively, which expire through the year 2005. In addition, The Government Street Bond Fund realized net capital losses of $90,284 during the period from November 1, 1996 through March 31, 1997, which are treated for federal income tax purposes as arising in the tax year ending March 31, 1998. These capital loss carryforwards and "post-October" losses may be utilized in the current and/or future years to offset net realized capital gains prior to distributing such gains to shareholders.

2.  Investment Transactions

During the six months ended September 30, 1997, purchases and proceeds from sales and maturities of investment securities, other than short-term investments, amounted to $4,931,870 and $2,907,537, respectively, for The Government Street Equity Fund, $5,115,622 and $2,117,779, respectively, for The Government Street Bond Fund, and $1,787,239 and $160,000, respectively, for The Alabama Tax Free Bond Fund.

3.  Transactions with Affiliates

INVESTMENT ADVISORY AGREEMENT
The Funds' investments are managed by T. Leavell & Associates, Inc. (the Adviser) under the terms of an Investment Advisory Agreement. Under the Investment Advisory Agreement, The Government Street Equity Fund pays the Adviser a fee, which is computed and accrued daily and paid monthly at an annual rate of .60% of its average daily net assets up to $100 million and .50% of such assets in excess of $100 million. The Government Street Bond Fund pays the Adviser a fee at an annual rate of .50% of its average daily net assets up to $100 million and .40% of such net assets in excess of $100 million. The Alabama Tax Free Bond Fund pays the Adviser a fee at an annual rate of .35% of its average daily net assets up to $100 million and .25% of such net assets in excess of $100 million.

The Adviser currently intends to limit the total operating expenses of the Alabama Tax Free Bond Fund to .65% of its average daily net assets. Accordingly, the Adviser voluntarily waived $8,257 of its investment advisory fees from the Fund during the six months ended September 30, 1997.

Certain trustees and officers of the Trust are also officers of the Adviser.

ADMINISTRATIVE SERVICES AGREEMENT
Under the terms of an Administrative Services Agreement between the Trust and Countrywide Fund Services, Inc. (CFS), CFS provides administrative, pricing, accounting, dividend disbursing, shareholder servicing and transfer agent services for the Funds. For these services, CFS receives a monthly fee from The Government Street Equity Fund at an annual rate of .20% of its average daily net assets up to $25 million; .175% of the next $25 million of such assets; and .15% of such net assets in excess of $50 million. From The Government Street Bond Fund, CFS receives a monthly fee of .075% of its average daily net assets up to $200 million and .05% of such assets in excess of $200 million. From The Alabama Tax Free Bond Fund, CFS receives a monthly fee of .15% of its average daily net assets up to $200 million and .10% of such assets in excess of $200 million. The fee for each Fund is subject to a $2,000 monthly minimum. In addition, each Fund pays out-of-pocket expenses including, but not limited to, postage, supplies, and costs of pricing the Funds' portfolio securities.

Certain officers of the Trust are also officers of CFS.

           The Government Street Funds
         The Alabama Tax Free Bond Fund

              No Load Mutual Funds


       INVESTMENT ADVISER
       T. Leavell & Associates, Inc.
       150 Government Street
       Post Office Box 1307
       Mobile, AL 36633

       ADMINISTRATOR
       Countrywide Fund Services, Inc.
       312 Walnut Street
       P.O. Box 5354
       Cincinnati, OH 45201-5354
       1-800-443-4249

       LEGAL COUNSEL
       Sullivan & Worcester LLP
       One Post Office Square
       Boston, MA 02109

       BOARD OF TRUSTEES
       Richard Mitchell, President
       Austin Brockenbrough, III
       John T. Bruce
       Charles M. Caravati, Jr. M.D.
       J. Finley Lee, Jr.
       Richard L. Morrill
       Harris V. Morrissette
       Fred T. Tattersall
       Erwin H. Will, Jr.
       Samuel B. Witt, III

       PORTFOLIO MANAGERS
       Thomas W. Leavell,
         The Government Street Equity Fund
       Mary Shannon Hope,
         The Government Street Bond Fund
       Timothy S. Healey,
         The Alabama Tax Free Bond Fund

                          THE JAMESTOWN BALANCED FUND
                              No Load Mutual Fund

                               SEMI-ANNUAL REPORT
                               September 30, 1997
                                   (Unaudited)

Investment Adviser                              Administrator
LOWE, BROCKENBROUGH & TATTERSALL, INC.          COUNTRYWIDE FUND SERVICES, INC.
6620 West Broad Street                          312 Walnut Street
Suite 300                                       P.O. Box 5354
Richmond, Virginia 23230                        Cincinnati, Ohio 45201-5354
1.804.288.0404                                  1.800.443.4249


THE JAMESTOWN BALANCED FUND

STATEMENT OF ASSETS AND LIABILITIES

September 30, 1997
(Unaudited)

ASSETS
     Investments in securities:
              At acquisition cost                                          $   63,651,911
                                                                           ==============
              At value (Note 1)                                            $   86,333,526
     Investments in repurchase agreements (Note 1)                              2,114,000
     Cash                                                                             932
     Receivable for securities sold                                             1,440,452
     Receivable for capital shares sold                                               644
     Interest receivable                                                          403,580
     Dividends receivable                                                          38,615
     Other assets                                                                   4,862
                                                                           --------------
              TOTAL ASSETS                                                     90,336,611
                                                                           --------------

LIABILITIES
    Payable for capital shares redeemed                                           23,645
    Dividends payable                                                             34,905
    Payable for securities purchased                                           1,632,451
    Accrued advisory fees (Note 3)                                                47,263
    Accrued administration fees (Note 3)                                          12,700
    Other accrued expenses                                                        17,828
    Other payables                                                                   165
                                                                           -------------
             TOTAL LIABILITIES                                                 1,768,957
                                                                           -------------

NET ASSETS                                                                 $  88,567,654
                                                                           =============

Net assets consist of:
Paid-in capital                                                            $  62,062,967
Accumulated net realized gains from security transactions                      3,797,675
Undistributed net investment income                                               25,397
Net unrealized appreciation on investments                                    22,681,615
                                                                           -------------
         Net assets                                                        $  88,567,654
                                                                           =============

Shares of beneficial interest outstanding (unlimited number of shares
         authorized, no par value)                                             5,051,947
                                                                           =============

Net asset value, offering price and redemption price per share (Note 1)    $       17.53
                                                                           =============

See accompanying notes to the financial statements.



THE JAMESTOWN BALANCED FUND

STATEMENT OF OPERATIONS

Six Months Ended September 30, 1997
(Unaudited)

INVESTMENT INCOME
     Interest                                                                $     980,140
     Dividends                                                                     345,215
                                                                             -------------
              TOTAL INVESTMENT INCOME                                            1,325,355
                                                                             -------------
EXPENSES
     Investment advisory fees (Note 3)                                             270,089
     Administrative fees (Note 3)                                                   71,648
     Custodian fees                                                                  6,974
     Professional fees                                                               6,928
     Registration fees                                                               5,643
     Pricing costs                                                                   3,012
     Trustees' fees and expenses                                                     2,089
     Insurance expense                                                               2,081
     Other expenses                                                                 12,585
                                                                             -------------
              TOTAL EXPENSES                                                       381,049
     Expenses reimbursed through a directed brokerage arrangement (Note 4)         (12,000)
                                                                             -------------
              NET EXPENSES                                                         369,049
                                                                             -------------
NET INVESTMENT INCOME                                                              956,306
                                                                             -------------
REALIZED AND UNREALIZED GAINS ON INVESTMENTS
     Net realized gains from security transactions                               2,543,051
     Net change in unrealized appreciation/depreciation on investments           8,915,583
                                                                             -------------
NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS                                11,458,634
                                                                             -------------
NET INCREASE IN NET ASSETS FROM OPERATIONS                                   $  12,414,940
                                                                             =============


See accompanying notes to the financial statements.

THE JAMESTOWN BALANCED FUND

STATEMENT OF CHANGES IN NET ASSETS

Periods Ended September 30, 1997 and March 31, 1997

                                                                      Six Months
                                                                         Ended               Year
                                                                     September 30,          Ended
                                                                          1997             March 31,
                                                                      (Unaudited)            1997
                                                                      --------------   -------------
FROM OPERATIONS:
   Net investment income                                              $      956,306   $   1,532,966
   Net realized gains from security transactions                           2,543,051       3,339,264
   Net change in unrealized appreciation/depreciation
      on investments                                                       8,915,583       2,746,030
                                                                      --------------   -------------
Net increase in net assets from operations                                12,414,940       7,618,260
                                                                      --------------   -------------
DISTRIBUTIONS TO SHAREHOLDERS:
   From net investment income                                               (956,473)     (1,518,758)
   From net realized gains from security transactions                             --      (4,545,144)
                                                                      --------------   -------------
Decrease in net assets from distributions to shareholders                   (956,473)     (6,063,902)
                                                                      --------------   -------------

FROM CAPITAL SHARE TRANSACTIONS (a):
   Proceeds from shares sold                                               9,966,343       9,763,400
   Net asset value of shares issued in reinvestment
      of distributions to shareholders                                       893,198       5,853,635
   Payments for shares redeemed                                           (4,403,925)     (8,094,099)
                                                                      --------------   -------------
Net increase in net assets from capital share transactions                 6,455,616       7,522,936
                                                                      --------------   -------------

TOTAL INCREASE IN NET ASSETS                                              17,914,083       9,077,294

NET ASSETS:
   Beginning of period                                                    70,653,571      61,576,277
                                                                      --------------   -------------
   End of period - (including undistributed net investment
      income of $25,397 and $25,564, respectively)                    $   88,567,654   $  70,653,571
                                                                      ==============   =============
(a)Number of shares:
   Sold                                                                      601,717         631,119
   Reinvested                                                                 51,945         383,386
   Redeemed                                                                 (260,317)       (526,294)
                                                                      --------------   -------------
   Net increase in shares outstanding                                        393,345         488,211
   Shares outstanding, beginning of period                                 4,658,602       4,170,391
                                                                      --------------   -------------
   Shares outstanding, end of period                                       5,051,947       4,658,602
                                                                      ==============   =============

See accompanying notes to the financial statements.

THE JAMESTOWN BALANCED FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data and Ratios for a Share Outstanding Throughout Each Period

                                                       Six Months
                                                         Ended                            Years Ended March 31,
                                                     September 30,
                                                          1997       -------------------------------------------------------
                                                      (Unaudited)         1997        1996       1995        1994       1993
                                                       ---------     ---------    --------   --------   ---------   --------

Net asset value at beginning of period                    $15.17        $14.77      $12.76     $12.15      $12.49     $11.52
                                                       ---------     ---------    --------   --------   ---------   --------
Income from investment operations:
   Net investment income                                    0.19          0.35        0.36       0.33        0.30       0.31
   Net realized and unrealized gains (losses)
      on investments                                        2.36          1.45        2.50       0.90       (0.18)      1.11
                                                       ---------     ---------    --------   --------   ---------   --------
Total from investment operations                            2.55          1.80        2.86       1.23        0.12       1.42
                                                       ---------     ---------    --------   --------   ---------   --------
Less distributions:
   Dividends from net investment income                    (0.19)        (0.35)      (0.36)     (0.33)      (0.30)     (0.31)
   Distributions from net realized gains                      --         (1.05)      (0.49)     (0.29)      (0.16)     (0.14)
                                                       ---------     ---------    --------   --------   ---------   --------
Total distributions                                        (0.19)        (1.40)      (0.85)     (0.62)      (0.46)     (0.45)
                                                       ---------     ---------    --------   --------   ---------   --------
Net asset value at end of period                          $17.53        $15.17      $14.77     $12.76      $12.15     $12.49
                                                       =========     =========    ========   ========   =========   ========
Total return                                               16.84%        12.29%      22.79%     10.54%       0.94%     12.50%
                                                       =========     =========    ========   ========   =========   ========
Net assets at end of year (000's)                        $88,568       $70,654     $61,576    $52,062     $46,928    $40,512
                                                       =========     =========    ========   ========   =========   ========
Ratio of gross expenses to average net assets               0.92%(b)      0.91%       0.93%      0.99%       1.01%      1.07%
Ratio of net expenses to average net assets (a)             0.89%(b)      0.87%       0.88%      0.96%       0.98%      0.99%
Ratio of net investment income to average net assets        2.30%(b)      2.31%       2.52%      2.72%       2.47%      2.59%
Portfolio turnover rate                                       78%(b)        58%         72%        95%        123%       134%
Average commission rate per share                        $0.0690       $0.0667          --         --          --         --

(a)Ratios were determined based on net expenses after expense reimbursements through a directed brokerage arrangement (Note 4).

(b)Annualized.

See accompanying notes to the financial statements.

THE JAMESTOWN BALANCED FUND

PORTFOLIO OF INVESTMENTS

September 30, 1997 (Unaudited)

    Shares                                                                                 Value
                    COMMON STOCKS - 65.7%
                    Advertising - 1.1%
$         19,500         Interpublic Group of Companies, Inc.                              $        1,000,594
                                                                                           ------------------
                    Building and Construction - 1.3%
          26,000         Foster Wheeler Corporation                                                 1,142,375
                                                                                           ------------------

                     Chemicals - 1.5%
          15,500         Air Products & Chemicals, Inc.                                             1,285,531
                                                                                           ------------------

                    Commercial Banking - 5.1%
          26,800         Federal National Mortgage Association                                      1,259,600
          33,400         First Union Corporation                                                    1,672,088
          25,000         NationsBank Corporation                                                    1,546,875
                                                                                           ------------------
                                                                                                    4,478,563
                                                                                           ------------------
                    Communications - 2.1%
          60,200         Equifax, Inc.                                                              1,892,537
                                                                                           ------------------

                    Computers/Computer Technology Services - 7.3%
          30,000         Cabletron Systems (b)                                                        960,000
          12,000         Cisco Systems, Inc. (b)                                                      876,750
          23,800         Computer Sciences Corporation (b)                                          1,683,850
          24,400         Diebold, Inc.                                                              1,155,950
          19,000         Intel Corporation                                                          1,753,938
                                                                                           ------------------
                                                                                                    6,430,488
                                                                                           ------------------
                    Consumer Products - 9.5%
          22,000         Avon Products, Inc.                                                        1,364,000
          32,000         General Electric Company                                                   2,178,000
          14,000         Gillette Company                                                           1,208,375
          28,000         Kimberly-Clark Corporation                                                 1,370,250
          11,000         Procter & Gamble Company                                                     759,688
          40,000         Sysco Corporation                                                          1,477,500
                                                                                           ------------------
                                                                                                    8,357,813
                                                                                           ------------------
                    Drugs/Medical Equipment - 8.1%
          22,000         Abbott Laboratories                                                        1,406,625
          15,000         Amgen, Inc. (b)                                                              719,062
          19,000         Merck and Company, Inc.                                                    1,898,813
          17,000         R.P. Scherer Corporation (b)                                               1,052,938
          40,000         Schering-Plough Corporation                                                2,060,000
                                                                                           ------------------
                                                                                                    7,137,438
                                                                                           ------------------
                    Durable Goods - 1.0%
          14,500         Avnet, Inc.                                                                  921,656
                                                                                           ------------------

  Shares                                                                                   Value
                    COMMON STOCKS - Continued
                    Electronics - 2.0%
          25,000         Hewlett-Packard Company                                           $        1,739,062
                                                                                           ------------------
                    Entertainment - 1.7%
          19,000         Walt Disney Company                                                        1,531,875
                                                                                           ------------------
                    Fire Systems - 2.8%
          30,000         Tyco International Ltd.                                                    2,461,875
                                                                                           ------------------
                    Food Productions - 1.6%
          22,000         Conagra, Inc.                                                              1,452,000
                                                                                           ------------------
                    Funeral Services - 1.0%
          27,000         Service Corporation International                                            869,062
                                                                                           ------------------
                    Health Care Centers - 1.7%
          45,000         Manor Care, Inc.                                                           1,496,250
                                                                                           ------------------
                    Hotels - 2.1%
          95,000         Choice Hotel International, Inc. (b)                                       1,828,750
                                                                                           ------------------
                    Insurance - 3.6%
          18,000         American International Group                                               1,857,375
          17,000         Jefferson-Pilot Corporation                                                1,343,000
                                                                                           ------------------
                                                                                                    3,200,375
                                                                                           ------------------
                    Oil and Gas Drilling - 4.7%
          13,000         Amoco Corporation                                                          1,252,875
          28,000         Coastal Corporation                                                        1,715,000
          19,600         Texaco, Inc.                                                               1,204,175
                                                                                           ------------------
                                                                                                    4,172,050
                                                                                           ------------------
                    Oil Field Machinery and Equipment - 1.7%
          35,500         Dresser Industries, Inc.                                                   1,526,500
                                                                                           ------------------
                    Real Estate - 1.2%
          72,000         United Dominion Realty Trust                                               1,080,000
                                                                                           ------------------
                    Restaurants - 1.8%
          65,000         Applebee's International, Inc.                                             1,625,000
                                                                                           ------------------
                    Retail Stores - 2.8%
          56,000         AutoZone, Inc. (b)                                                         1,680,000
          20,000         Circuit City Stores, Inc.                                                    806,250
                                                                                           ------------------
                                                                                                    2,486,250
                                                                                           ------------------
                    Total Common Stocks (Cost $35,728,118)                                 $       58,116,044
                                                                                           ------------------

 Par Value                                                                                    Value
                    U.S. TREASURY & AGENCY OBLIGATIONS - 16.1%
                    U.S. Treasury Notes - 15.3%
$      2,675,000         7.75%, due 11/30/1999                                             $        2,776,971
       4,975,000         6.50%, due 05/31/2001                                                      5,059,724
       3,705,000         7.25%, due 08/15/2004                                                      3,938,860
       1,885,000         5.625%, due 02/15/2006                                                     1,817,837
                                                                                           ------------------
                                                                                                   13,593,392
                                                                                           ------------------
                    U.S. Treasury Inflation-Protection Notes - 0.7%
         390,823         3.625%, due 07/15/2002                                                       389,479
         207,663         3.375%, due 01/15/2007                                                       203,638
                                                                                           ------------------
                                                                                                      593,117
                                                                                           ------------------
                    Tennessee Valley Authority Bonds - 0.1%
         100,000         6.875%, due 08/01/2002                                                       100,875
                                                                                           ------------------
                    Total U.S. Treasury & Agency Obligations
                         (Cost $14,144,085)                                                $       14,287,384
                                                                                           ------------------

                    MORTGAGE-BACKED SECURITIES - 5.6%
                    Federal Home Loan Mortgage Corporation - 1.9%
$        277,205         Pool #G50153, 4.50%, due 05/01/1999                               $          272,298
         500,000         Pool #1490-PE, 5.75%, due 07/15/2006                                         497,810
         574,579         Pool #1561-ZB, 6.00%, due 08/15/2006                                         567,035
         175,000         Pool #1655-HB, 6.50%, due 10/01/2008                                         174,452
         121,548         Pool #162-E, 7.00%, due  02/15/2020                                          121,623
                                                                                           ------------------
                                                                                                    1,633,218
                    Federal National Mortgage Association - 3.0%
         400,000         Series #1993-63-PE, 6.25%, due 06/25/2005                                    400,124
         624,574         Series #375296, 6.92%, due 08/01/2007                                        638,236
         818,094         Series #274698, 5.50%, due 01/01/2009                                        792,218
         220,128         Series #70, 8.50%, due 01/01/2012                                            231,009
         208,119         Series #88-29-B, 9.50%, due 12/25/2018                                       223,076
         345,092         Series #1990-35-E, 9.50%, due 04/25/2020                                     374,963
                                                                                           ------------------
                                                                                                    2,659,626
                                                                                           ------------------
                    Government National Mortgage Association - 0.6%
         547,851         Series #343536, 7.5%, due 02/15/2023                                         559,559

                    Other Mortgage-Backed Securities - 0.1%
                         Lehman Brothers Mortgage Trust #91-2-A1,
         114,926              800%, due 03/20/1999                                                    116,435
                                                                                           ------------------

                    Total Mortgage-Backed Securities (Cost $4,896,323)                     $        4,968,838
                                                                                           ------------------

 Par Value                                                                                 Value
                    ASSET-BACKED SECURITIES - 1.8%
                    Advanta Mortgage Loan Trust #92-2-A2,
$        365,000         7.03%, due 03/25/2011                                             $          367,665
                    AFG Receivables Trust #95-A-A,
         158,669         6.15%, due 09/15/2000                                                        159,066
                    Fleetwood Credit Corporation Grantor Trust #95-A-A,
         441,196         8.45%, due 11/15/2010                                                        458,293
                    GMAC Commercial Mortgage Securities Inc. #97-C1-A2,
         300,000         6.85%, due 09/15/06                                                          304,406
                    NationsCredit Grantor Trust #96-1-A,
         317,519         5.85%, due 09/15/2011                                                        312,375
                                                                                           ------------------
                    Total Asset-Backed Securities (Cost $1,604,867)                        $        1,601,805
                                                                                           ------------------
                    CORPORATE BONDS - 8.3%
                    Beneficial Corporation Medium Term Notes,
$        275,000         8.05%, due 11/16/1998                                             $          281,534
         275,000         9.35%, due 03/15/2001                                                        300,734
                    Caterpillar Financial Services Medium Term Notes,
         450,000         6.80%, due 06/15/1999                                                        455,494
                    Countrywide Home Loan,
          50,000         7.26%, due 05/10/2004                                                         51,587
                    Crestar Financial Corporation,
          50,000         8.25%, due 07/15/2002                                                         53,296
                    Finova Capital Corporation,
       1,000,000         6.25%, due 08/15/2000                                                        999,240
                    Fleet Mortgage Group Medium Term Notes,
         400,000         7.25%, due 01/15/1998                                                        401,360
                    Ford Motor Credit,
         200,000         8.00%, due 12/01/1997                                                        200,724
          50,000         8.00%, due 06/15/2002                                                         53,101
                    Ford Motor Credit Medium Term Notes,
         225,000         7.55%, due 07/19/1999                                                        230,706
         280,000         5.99%, due 02/27/2001                                                        277,474
                    GMAC Medium Term Notes,
         525,000         6.65%, due 05/24/2000                                                        530,455
                    International Paper Company,
         735,000         8.68%, due 09/14/2001                                                        793,609
                    International Lease Finance Corporation,
         425,000         6.42%, due 09/11/2000                                                        427,333
                    Merrill Lynch and Company,
          50,000         7.375%, due 08/17/2002                                                        51,882
                    Merrill Lynch and Company Medium Term Notes,
         410,000         7.26%, due 03/25/2002                                                        414,420



 Par Value                                                                                 Value
                    CORPORATE BONDS - Continued
                    Morgan Stanley Group,
$        425,000         6.875%, due 03/01/2007                                            $          427,648
                    NationsBank Medium Term Notes,
         500,000         5.80%, due 01/31/2001                                                        491,735
                    Northern Trust Corporation Medium Term Notes,
         100,000         9.00%, due 05/15/1998                                                        102,023
                    SBC Communications, Inc.,
         400,000         6.875%, due 08/15/2006                                                       406,900
                    Sears Roebuck Acceptance,
         400,000         6.99%, due 09/30/2002                                                        408,200
                    Total Corporate Bonds (Cost $7,278,518)                                $        7,359,455
                                                                                           ------------------

                    Total Investments at Value (Cost $63,651,911) - 97.5%                  $       86,333,526
                                                                                           ------------------

   Face
   Value
                    REPURCHASE AGREEMENTS (a) - 2.4%
                    Star Bank, N.A., 5.70%, dated 09/30/1997, due 10/01/1997
$      2,114,000         repurchase proceeds $2,114,335 (Cost $2,114,000)                  $        2,114,000
                                                                                           ------------------

                    Total Investments and Repurchase Agreements
                         at Value - 99.9%                                                  $       88,447,526

                    Other Assets in Excess of Liabilities - 0.1%                                      120,128
                                                                                           ------------------

                    Net Assets - 100.0%                                                    $       88,567,654
                                                                                           ==================

(a) Joint repurchase agreement is fully collateralized by $21,275,000 GNMA II, Pool #8457, 7.125%, due 07/20/2024. The aggregate market value of the collateral at September 30, 1997 was $22,045,359. The Fund's pro-rata interest in the collateral at September 30, 1997 was $2,164,502.

(b) Non-income producing security.

See accompanying notes to the financial statements.

                           THE JAMESTOWN BALANCED FUND

                          NOTES TO FINANCIAL STATEMENTS

                         September 30, 1997 (Unaudited)


1.  SIGNIFICANT ACCOUNTING POLICIES

The Jamestown Balanced Fund (the Fund) is a no-load, diversified series of the Williamsburg Investment Trust (the Trust), an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Trust was organized as a Massachusetts business trust on July 18, 1988. The Fund began operations on July 3, 1989.

The Fund's investment objectives are long-term growth of capital and income through investment in a balanced portfolio of equity and fixed income securities. Capital protection and low volatility are important investment goals.

The following is a summary of the Fund's significant accounting policies:

Securities valuation -- The Fund's portfolio securities are valued as of the close of business of the regular session of the New York Stock Exchange (currently 4:00 p.m., Eastern time). Securities which are traded over-the-counter are valued at the last sales price, if available, otherwise, at the last quoted bid price. Securities traded on a national stock exchange are valued based upon the closing price on the principal exchange where the security is traded. It is expected that fixed income securities of the Fund will ordinarily be traded on the over-the-counter market, and common stocks of the Fund will ordinarily be traded on a national securities exchange, but may also be traded on the over-the-counter market. When market quotations are not readily available, fixed income securities may be valued on the basis of prices provided by an independent pricing service. If a pricing service cannot provide a valuation, securities will be valued in good faith at fair market value using methods consistent with those determined by the Board of Trustees.

Repurchase agreements -- The Fund generally enters into joint repurchase agreements with other funds within the Trust. The joint repurchase agreement, which is collateralized by U.S. Government obligations, is valued at cost which, together with accrued interest, approximates market. At the time the Fund enters into the joint repurchase agreement, the seller agrees that the value of the underlying securities, including accrued interest, will at all times be equal to or exceed the face amount of the repurchase agreement. In addition, the Fund actively monitors and seeks additional collateral, as needed.

Share valuation -- The net asset value per share of the Fund is calculated daily by dividing the total value of the Fund's assets, less liabilities, by the number of shares outstanding. The offering price and redemption price per share of the Fund is equal to the net asset value per share.

Investment income and distributions to shareholders -- Interest income is accrued as earned. Discounts and premiums on securities purchased are amortized in accordance with tax regulations. Dividend income is recorded on the ex-dividend date. Discounts arising from net investment income are declared and paid quarterly to shareholders of the Fund. Net realized short-term capital gains, if any, may be distributed throughout the year and net realized long-term capital gains, if any, are distributed at least once each year. Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

                           THE JAMESTOWN BALANCED FUND

                          NOTES TO FINANCIAL STATEMENTS

                         September 30, 1997 (Unaudited)



Security transactions -- Security transactions are accounted for on trade date. Securities sold are valued on a specific identification basis.

Securities traded on a "to-be-announced" basis -- The Fund occasionally trades securities on a "to-be-announced" (TBA) basis. In a TBA transaction, the Fund has committed to purchase securities for which all specific information is not yet known at the time of the trade, particularly the face amount in mortgage-backed securities transactions. Securities purchased on a TBA basis are not settled until they are delivered to the Fund, normally 15 to 45 days later. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other portfolio securities.

Estimates -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect reported amounts of assets and liabilites at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.
Actual results could differ from those estimates.

Federal income tax -- It is the Fund's policy to comply with the special provisions of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies and distributes at least 90% of its taxable net income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund's intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

The following information is based upon the federal income tax cost of portfolio investments of $63,651,911 as of September 30, 1997:

   Gross unrealized appreciation....................................$22,921,402
   Gross unrealized depreciation....................................   (239,787)
                                                                    -----------
   Net unrealized appreciation..................................... $22,681,615
                                                                    ===========


2.  INVESTMENT TRANSACTIONS

During the six months ended September 30, 1997, purchases and proceeds from sales and maturities of investment securities, other than short-term investments, amounted to $38,690,573 and $30,926,560, respectively.

                           THE JAMESTOWN BALANCED FUND

                          NOTES TO FINANCIAL STATEMENTS

                         September 30, 1997 (Unaudited)


3.  TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY AGREEMENT
The Fund's investments are managed by Lowe, Brockenbrough & Tattersall, Inc. (the Adviser) under the terms of an Investment Advisory Agreement. Under the Investment Advisory Agreement, the Fund pays the Adviser a fee, which is computed and accrued daily and paid monthly at an annual rate of .65% of its average daily net assets up to $250 million; .60% of the next $250 million of such net assets; and .55% of such net assets in excess of $500 million. Certain trustees and officers of the Trust are also officers of the Adviser.

ADMINISTRATIVE SERVICES AGREEMENT
Under the terms of an Administrative Services Agreement with the Trust, Countrywide Fund Services, Inc. (CFS) provides administrative, pricing, accounting, dividend disbursing, shareholder servicing and transfer agent services for the Fund. For these services, CFS receives a monthly fee from the Fund at an annual rate of .20% of its average daily net assets up to $25 million; .175% of the next $25 million of such net assets; and .15% of such net assets in excess of $50 million, subject to a $2,000 minimum monthly fee. In addition, the Fund pays out-of-pocket expenses including, but not limited to, postage, supplies, and cost of pricing the Fund's portfolio securities. Certain officers of the Trust are also officers of CFS.


4.  DIRECTED BROKERAGE ARRANGEMENT

In order to reduce the total operating expenses of the Fund, the Fund's custodian fees and a portion of other operating expenses have been paid through an arrangement with a third-party broker-dealer who is compensated through commission trades. Payment of expenses by the broker-dealer is based on a percentage of commissions earned. Expenses reimbursed through the directed brokerage arrangement totaled $12,000 for the six months ended September 30, 1997.

                             THE JAMESTOWN BOND FUND
                               No Load Mutual Fund

                               SEMI-ANNUAL REPORT
                               September 30, 1997
                                  (Unaudited)

Investment Adviser                              Administrator
LOWE, BROCKENBROUGH & TATTERSALL                COUNTRYWIDE FUND SERVICES, INC.
STRATEGIC ADVISORS, INC.                        312 Walnut Street
6620 West Broad Street                          P.O. Box 5354
Suite 300                                       Cincinnati, Ohio 45201-5354
Richmond, Virginia 23230                        1.800.443.4249
1.804.288.0404

THE JAMESTOWN BOND FUND

STATEMENT OF ASSETS AND LIABILITIES

September 30, 1997 (Unaudited)

ASSETS
   Investments in securities:
      At acquisition cost                                                    $  79,543,059
                                                                             =============
      At value (Note 1)                                                      $  81,691,203
   Investments in repurchase agreements (Note 1)                                 2,980,000
   Cash                                                                             28,319
   Receivable for securities sold                                                1,721,625
   Receivable for capital shares sold                                                  207
   Interest receivable                                                             827,679
   Dividends receivable                                                              2,380
   Other assets                                                                     10,838
                                                                             -------------
      TOTAL ASSETS                                                              87,262,251
                                                                             -------------

LIABILITIES
   Payable for securities purchased                                              2,378,666
   Dividends payable                                                                30,696
   Accrued advisory fees (Note 3)                                                   25,952
   Accrued administration fees (Note 3)                                              5,300
   Other accrued expenses                                                            9,555
                                                                             -------------
      TOTAL LIABILITIES                                                          2,450,169
                                                                             -------------

NET ASSETS                                                                   $  84,812,082
                                                                             =============

Net assets consist of:
Paid in capital                                                              $  83,864,691
Accumulated net realized losses from security transactions                      (1,234,039)
Undistributed net investment income                                                 33,286
Net unrealized appreciation on investments                                       2,148,144
                                                                             -------------
   Net assets                                                                $  84,812,082
                                                                             =============

Shares of beneficial interest outstanding (unlimited number of shares
   authorized, no par value)                                                     7,961,376
                                                                             =============

Net asset value, offering price and redemption price per share (Note 1)      $       10.65
                                                                             =============


See accompanying notes to the financial statements.

THE JAMESTOWN BOND FUND

STATEMENT OF OPERATIONS

Six Months Ended September 30, 1997 (Unaudited)

INVESTMENT INCOME
   Interest                                                                   $  2,514,202
   Dividends                                                                       200,380
                                                                             -------------
      TOTAL INVESTMENT INCOME                                                    2,714,582
                                                                             -------------

EXPENSES
   Investment advisory fees (Note 3)                                               152,398
   Administration fees (Note 3)                                                     30,457
   Professional fees                                                                 7,902
   Custodian fees                                                                    7,279
   Pricing costs                                                                     5,127
   Registration fees                                                                 2,828
   Insurance expense                                                                 2,338
   Trustees' fees and expenses                                                       2,089
   Other expenses                                                                    4,261
                                                                             -------------
      TOTAL EXPENSES                                                               214,679
   Expenses reimbursed through a directed brokerage arrangement (Note 4)           (11,481)
                                                                             -------------
      NET EXPENSES                                                                 203,198
                                                                             -------------

NET INVESTMENT INCOME                                                            2,511,384
                                                                             -------------

REALIZED AND UNREALIZED GAINS ON INVESTMENTS
   Net realized gains from security transactions                                   294,944
   Net change in unrealized appreciation/depreciation of investments             2,658,693
                                                                             -------------

NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS                                 2,953,637
                                                                             -------------

NET INCREASE IN NET ASSETS FROM OPERATIONS                                    $  5,465,021
                                                                             =============


See accompanying notes to the financial statements.

THE JAMESTOWN BOND FUND

STATEMENT OF CHANGES IN NET ASSETS

Periods Ended September 30, 1997 and March 31, 1997


                                                                        Six Months
                                                                           Ended              Year
                                                                      September 30,           Ended
                                                                           1997             March 31,
                                                                        (Unaudited)           1997
                                                                   --------------       --------------
FROM OPERATIONS:
   Net investment income                                           $    2,511,384       $    5,005,951
   Net realized gains (losses) from security transactions                 294,944             (391,414)
   Net change in unrealized appreciation/depreciation
      on investments                                                    2,658,693             (405,910)
                                                                   --------------       --------------
Net increase in net assets from operations                              5,465,021            4,208,627
                                                                   --------------       --------------

DISTRIBUTIONS TO SHAREHOLDERS:
   From net investment income                                          (2,501,574)          (5,104,234)
                                                                   --------------       --------------

FROM CAPITAL SHARE TRANSACTIONS (a):
   Proceeds from shares sold                                            4,258,118            9,262,915
   Net asset value of shares issued in reinvestment
      of distributions to shareholders                                  2,439,222            4,238,186
   Payments for shares redeemed                                        (1,348,199)         (10,880,119)
                                                                   --------------       --------------
Net increase in net assets from capital share transactions              5,349,141            2,620,982

TOTAL INCREASE IN NET ASSETS                                            8,312,588            1,725,375

NET ASSETS:
   Beginning of period                                                 76,499,494           74,774,119
                                                                   --------------       --------------
   End of period - (including undistributed net investment
      income of $33,286 and $23,476, respectively)                 $   84,812,082       $   76,499,494
                                                                   ==============       ==============

 (a) Number of shares:

   Sold                                                                   403,196              892,247
   Reinvested                                                             230,885              409,635
   Redeemed                                                              (126,954)          (1,043,163)
                                                                   --------------       --------------
   Net increase (decrease) in shares outstanding                          507,127              258,719
   Shares outstanding, beginning of period                              7,454,249            7,195,530
                                                                   --------------       --------------
   Shares outstanding, end of period                                    7,961,376            7,454,249
                                                                   ==============       ==============


See accompanying notes to the financial statements.

THE JAMESTOWN BOND FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data and Ratios for a Share Outstanding Throughout Each Period


                                                             Six Months
                                                               Ended
                                                           September 30,                      Years Ended March 31,
                                                               1997          -----------------------------------------------------
                                                            (Unaudited)        1997          1996       1995        1994      1993
                                                             ---------       ------        ------     ------      ------    ------

Net asset value at beginning of period                          $10.26       $10.39         $9.97     $10.15      $10.82    $10.42
                                                                ------       ------        ------     ------      ------    ------
Income from investment operations:
   Net investment income                                          0.33         0.68          0.70       0.62        0.55      0.64
   Net realized and unrealized gains (losses) on investments      0.39        (0.12)         0.41      (0.18)      (0.30)     0.55
                                                                ------       ------        ------     ------      ------    ------
Total from investment operations                                  0.72         0.56          1.11       0.44        0.25      1.19
                                                                ------       ------        ------     ------      ------    ------
Less distributions:
   Dividends from net investment income                          (0.33)       (0.69)        (0.69)     (0.62)      (0.55)    (0.64)
   Distributions from net realized gains                            --           --           --          --       (0.19)    (0.15)
   Distributions in excess of net realized gains                    --           --           --          --       (0.18)       --
                                                                ------       ------        ------     ------      ------    ------
Total distributions                                              (0.33)       (0.69)        (0.69)     (0.62)      (0.92)    (0.79)
Net asset value at end of period                                $10.65       $10.26         $10.39     $9.97      $10.15    $10.82
                                                                ======       ======        =======     =====      ======    ======
Total return                                                      7.02%        5.52%        11.23%     4.56%       2.12%    11.69%
                                                                ======       ======        =======     =====      ======    ======
Net assets at end of period (000's)                            $84,812      $76,499        $74,774   $72,029     $64,029   $55,718
                                                                ======       ======        =======     =====      ======    ======
Ratio of gross expenses to average net assets                     0.53%(b)     0.53%        0.56%      0.57%       0.60%     0.59%
Ratio of net expenses to average net assets (a)                   0.50%(b)     0.50%        0.53%      0.53%       0.60%     0.59%
Ratio of net investment income to average net assets              6.18%(b)     6.48%        6.54%      6.28%       5.03%     6.09%
Portfolio turnover rate                                            202%(b)      207%         268%       381%        381%      454%


(a)Ratios were determined based on net expenses after reimbursements through a directed brokerage arrangement for periods after March 31, 1994 (Note 4).

(b)Annualized.


See accompanying notes to the financial statements.

THE JAMESTOWN BOND FUND

PORTFOLIO OF INVESTMENTS

September 30, 1997  (Unaudited)

Par Value                                                                              Value
                    U.S. TREASURY OBLIGATIONS - 31.9%
                    U.S. Treasury Bonds - 18.5%
$    12,665,000          8.50%, due 02/15/2020                                         $         15,655,080
                                                                                       --------------------

                    U.S. Treasury Notes - 9.8%
      2,840,000          7.75%, due 11/30/1999                                                    2,948,261
      2,650,000          6.50%, due 05/31/2001                                                    2,695,129
      2,770,000          5.625%, due 02/15/2006                                                   2,671,305
                                                                                       --------------------
                                                                                                  8,314,695
                                                                                       --------------------
                    U.S. Treasury Inflation-Protection Notes - 3.6%
      2,309,864          3.625%, due 07/15/2002                                                   2,301,918
        769,872          3.375%, due 01/15/2007                                                     754,952
                                                                                                  3,056,870
                                                                                       --------------------
                    Total U.S. Treasury Obligations (Cost $25,829,563)                 $         27,026,645
                                                                                       --------------------

                    MORTGAGE-BACKED SECURITIES - 35.8%
                    Federal Home Loan Mortgage Corporation - 5.0%
      1,085,315          Pool #1561-ZB, 6.00%, due 08/15/2006                          $          1,071,065
        825,000          Pool #1655-HB, 6.50%, due 10/15/2008                                       822,418
      1,650,000          Pool #1610-PE, 6.00%, due 04/15/2017                                     1,642,773
        725,000          Pool #1434-J, 7.00%, due 05/15/2022                                        732,250
                                                                                       --------------------
                                                                                                  4,268,506
                                                                                       --------------------
                    Federal National Mortgage Association - 12.8%
      1,473,938          Pool #375299, 6.81%, due 08/01/2004                                      1,501,574
        605,679          Pool #73061, 8.66%, due 01/05/2005                                         665,490
        750,000          Series #93-209-E, 5.75%, due 07/01/2005                                    743,198
      1,000,000          Series #93-221, 5.75%, due 11/25/2006                                      987,810
        514,039          Series #92-61-ZB, 7.50%, due 05/25/2007                                    527,533
        994,887          Pool #270269, 5.50%, due 12/01/2008                                        963,418
        685,000          Series #94-10-H, 6.5%, due 08/01/2022                                      682,000
        717,144          Series #G92-44-Z, 8.00%, due 07/25/2022                                    765,099
        885,000          Series #G93-13-H, 6.00%, due 09/25/2022                                    847,662
        725,000          Series #1997-M-6, 6.85%, due 08/01/2027                                    726,359
        821,293          Pool #65581, 6.114%, adjustable rate, due 08/01/2028                       815,388
      1,622,000          Pool #303742, 6.110%, adjustable rate, due 08/01/2029                    1,610,338
                                                                                       --------------------
                                                                                                 10,835,869
                                                                                       --------------------

Par Value                                                                              Value
                    MORTGAGE-BACKED SECURITIES - Continued
                    Government National Mortgage Association - 10.5%
$        94,209          Pool #223997, 8.85%, due 05/15/2018                           $            100,964
        655,627          Pool #224002, 8.85%, due 07/15/2018                                        702,636
        421,341          Pool #333658, 7.50%, due 01/15/2023                                        430,345
        924,072          Pool #342526, 7.50%, due 02/15/2023                                        943,820
      1,062,902          Pool #349314, 7.50%, due 02/15/2023                                      1,085,616
        793,210          Pool #352143, 7.50%, due 07/15/2023                                        810,161
        810,345          Pool #346772, 7.50%, due 09/15/2023                                        827,662
        817,418          Pool #372822, 7.50%, due 11/15/2023                                        834,886
      1,045,838          Pool #359451, 7.50%, due 12/15/2023                                      1,068,188
        447,159          Pool #354831, 7.50%, due 06/15/2024                                        456,437
        989,157          Pool #8459, 7.125% adjustable rate, due 07/20/2024                       1,019,296
        582,977          Pool #28484, 7.125% adjustable rate, due 08/20/2024                        600,559
                                                                                       --------------------
                                                                                                  8,880,570
                                                                                       --------------------

                    Student Loan Marketing Association - 3.3%
      2,815,000          Pool #97-2-A1, 5.57%, adjustable rate, due 10/25/2005                    2,804,444
                                                                                       --------------------

                    Other Mortgage-Backed Securities - 4.2%
                         Chase Commercial Mortgage Securities Corporation #96-2-A2,
      1,050,000               6.90%, due 09/19/2006                                               1,065,094
                         Lehman Brothers Mortgage Trust #91-2-A1,
        570,035               8.00%, due 03/20/1999                                                 577,516
                         Prudential Home Mortgage Securities #93-48,
      1,175,000               6.25%, due 12/25/2008                                               1,159,208
                         Resolution Funding Mortgage Security I #94-S12-A2,
        800,000               6.50%, due 04/25/2009                                                 798,496
                                                                                       --------------------
                                                                                                  3,600,314
                                                                                       --------------------

                    Total Mortgage-Backed Securities (Cost $30,114,225)                $         30,389,703
                                                                                       --------------------


                    ASSET-BACKED SECURITIES - 6.0%
                    Bank America Manufactured Housing Contract  #96-1-A6,
        650,000          8.00%, due 10/10/2026                                         $            688,740
                    CIT RV Trust #95-B-A1,
        285,530          6.50%, due 04/15/2011                                                      286,729
                    CIT RV Trust #96-A-A1,
        718,626          5.40%, due 12/15/2011                                                      707,797
                    Contimortgage Home Equity Loan Trust #95-4-A3,
        255,927          6.20%, due 10/15/2010                                                      255,446
                    Fleetwood Credit Corporation Grantor Trust #94-A-A,
        532,645          4.70%, due 07/15/2009                                                      519,159
                    Fleetwood Credit Corporation Grantor Trust #96-A-A,
        529,865          6.75%, due 10/15/2011                                                      531,355
Par Value                                                                              Value
                    ASSET-BACKED SECURITIES - Continued
                    Green Tree Financial Corporation, #97-3-A7,
$     1,350,000          7.64%, due 07/15/2028                                         $          1,384,169
                    Green Tree Financial Corporation, #97-2-A7,
        700,000          7.62%, due 04/15/2028                                                      722,526
                                                                                       --------------------

                    Total Asset-Backed Securities (Cost $5,009,686)                    $          5,095,921
                                                                                       --------------------


                    CORPORATE BONDS - 15.4%
                    Allmerica Financial Corporation,
$       650,000          7.625%, due 10/15/2025                                        $            669,773
                    Associates Corporation,
        700,000          5.75%, due 10/15/2003                                                      673,484
                    Baltimore Gas & Electric Corporation,
      1,000,000          8.90%, due 07/01/1998                                                    1,021,590
                    Beneficial Corporation Medium Term Notes,
        900,000          8.27%, due 11/30/1998                                                      924,129
                    Ford Motor Credit Medium Term Note,
        950,000          7.45%, due 04/13/2000                                                      977,759
                    General Motors Acceptance Corporation Medium Term Notes,
      1,400,000          6.80%, due 04/17/2001                                                    1,421,140
                    International Lease Finance Medium Term Notes,
      1,315,000          6.42%, due 09/11/2000                                                    1,322,219
                    JDN Realty Corporation,
        750,000          6.95%, due 08/01/2007                                                      744,600
                    Lehman Brothers Holdings,
      1,850,000          6.40%, due 12/27/1999                                                    1,856,512
                    May Department Stores Company,
        275,000          7.45%, due 09/15/2011                                                      288,315
                    Mellon Financial Company,
        915,000          7.625%, due 11/15/1999                                                     940,611
                    Morgan Stanley Group,
        690,000          6.875%, due 03/01/2007                                                     694,299
                    Sears Roebuck & Company,
        750,000          6.86%, due 07/03/2001                                                      762,465
        750,000          6.99%, due 09/30/2002                                                      765,375
                                                                                       --------------------

                    Total Corporate Bonds (Cost $12,857,057)                           $         13,062,271
                                                                                       --------------------

  Shares                                                                               Value
                    CLOSED-END MUTUAL FUNDS - 7.2%
        161,600     Blackrock 2001 Term Trust, Inc.                                   $           1,373,600
          1,200     Blackrock Broad Investment Grade 2009 Term Trust, Inc.                           14,625
         53,900     Blackrock Investment Quality Term Trust, Inc.                                   444,675
        110,300     Blackrock Strategic Term Trust, Inc.                                            916,869
         12,000     Dean Witter Government Inc. Trust                                               101,250
          7,400     Excelsior Income Shares, Inc.                                                   118,862
         16,800     Hyperion 1997 Term Trust, Inc.                                                  120,750
        147,200     Hyperion 1999 Term Trust, Inc.                                                1,002,800
        164,200     Hyperion 2002 Term Trust, Inc.                                                1,282,813
          4,100     Hyperion 2005 Investment Grade Opportunity Term Trust, Inc.                      33,569
         16,400     Income Opportunities Fund, Inc. - 1999                                          154,775
         28,900     MFS Government Markets Income Trust                                             195,075
         47,600     Putnam Intermediate Government Trust                                            357,000
                                                                                       --------------------
                    Total Closed-End Funds (Cost $5,732,528)                           $          6,116,663
                                                                                       --------------------

                    Total Investments at Value (Cost $79,543,059) - 96.3%              $         81,691,203
                                                                                       --------------------
   Face
  Amount
                    REPURCHASE AGREEMENTS (a) - 3.5%
                    Star Bank, N.A., 5.70%, dated 09/30/1997, due 10/01/1997
$     2,980,000          repurchase proceeds $2,980,472 (Cost $2,980,000)              $          2,980,000
                                                                                       --------------------

                    Total Investments and Repurchase Agreements
                                         at Value - 99.8%                              $         84,671,203

                    Other Assets in Excess of Liabilities - 0.2%                                    140,879
                                                                                       --------------------

                    Net Assets - 100.0%                                                $         84,812,082
                                                                                       ====================


(a) Joint repurchase agreement is fully collateralized by $21,275,000 GNMA II, Pool #8457, 7.125%, due 07/20/2024. The aggregate market value of the collateral at September 30, 1997 was $22,045,359. The Fund's pro-rata interest in the collateral at March 31, 1997 was $3,051,190.


See accompanying notes to the financial statements.


                             THE JAMESTOWN BOND FUND

                          NOTES TO FINANCIAL STATEMENTS

                         September 30, 1997 (Unaudited)


1.  SIGNIFICANT ACCOUNTING POLICIES

The Jamestown Bond Fund (the Fund) is a no-load, diversified series of the Williamsburg Investment Trust (the Trust), an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Trust was organized as a Massachusetts business trust on July 18, 1988. The Fund began operations on December 13, 1990.

The Fund's investment objective is to maximize total return, consisting of current income and capital appreciation (both realized and unrealized), consistent with the preservation of capital through active management of investment grade fixed income securities.

The following is a summary of the Fund's significant accounting policies:

Securities valuation -- The Fund's portfolio securities are valued as of the close of business of the regular session of the New York Stock Exchange (currently 4:00 p.m., Eastern time). Securities which are traded over-the-counter are valued at the last sales price, if available, otherwise, at the last quoted bid price. Securities traded on a national exchange are valued based upon the closing price on the principal exchange where the security is traded. It is expected that fixed income securities of the Fund will ordinarily be traded on the over-the-counter market. When market quotations are not readily available, securities may be valued on the basis of prices provided by an independent pricing service. If a pricing service cannot provide a valuation, securities will be valued in good faith at fair market value using methods consistent with those determined by the Board of Trustees.

Repurchase agreements -- The Fund generally enters into joint repurchase agreements with other funds within the Trust. The joint repurchase agreement, which is collateralized by U.S. Government obligations, is valued at cost which, together with accrued interest, approximates market. At the time the Fund enters into the joint repurchase agreement, the seller agrees that the value of the underlying securities, including accrued interest, will at all times be equal to or exceed the face amount of the repurchase agreement. In addition, the Fund actively monitors and seeks additional collateral, as needed.

Share valuation -- The net asset value per share of the Fund is calculated daily by dividing the total value of the Fund's assets, less liabilities, by the number of shares outstanding. The offering price and redemption price per share of the Fund is equal to the net asset value per share.

Investment income and distributions to shareholders -- Dividend income is recorded on the ex-dividend date. Interest income is accrued as earned. Discounts and premiums on securities purchased are amortized in accordance with income tax regulations. Dividends arising from net investment income are declared and paid quarterly to shareholders of the Fund. Net realized short-term capital gains, if any, may be distributed throughout the year and net realized long-term capital gains, if any, are distributed at least once each year. Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Security transactions -- Security transactions are accounted for on trade date. Securities sold are valued on a specific identification basis.

                             THE JAMESTOWN BOND FUND

                          NOTES TO FINANCIAL STATEMENTS

                         September 30, 1997 (Unaudited)


Securities traded on a "to-be-announced" basis -- The Fund occasionally trades securities on a "to-be-announced" (TBA) basis. In a TBA transaction, the Fund has committed to purchase securities for which all specific information is not yet known at the time of the trade, particularly the face amount in mortgage-backed securities transactions. Securities purchased on a TBA basis are not settled until they are delivered to the Fund, normally 15 to 45 days later. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other portfolio securities.

Estimates -- The preparation of financial statements in conformity with generally accepted accounting priciples requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Federal income tax -- It is the Fund's policy to comply with the special provisions of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies and distributes at least 90% of its taxable net income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund's intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

The following information is based upon the federal income tax cost of portfolio investments of $xx,xxx,xxx as of September 30, 1997:

   Gross unrealized appreciation....................................$ 2,241,370
   Gross unrealized depreciation........................................(93,226)
   Net unrealized depreciation......................................$ 2,148,144

As of March 31, 1997, the Fund had capital loss carryforwards for federal income tax purposes of $1,440,604 which expire on March 31, 2004. These capital loss carryforwards may be utilized in the current and future years to offset net realized capital gains prior to distributing such gains to shareholders.

2.  INVESTMENT TRANSACTIONS

During the six months ended September 30, 1997, purchases and proceeds from sales and maturities of investment securities, other than short-term investments, amounted to $75,200,151 and $74,957,419, respectively.

                             THE JAMESTOWN BOND FUND

                          NOTES TO FINANCIAL STATEMENTS

                         September 30, 1997 (Unaudited)

3.  TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY AGREEMENT
The Fund's investments are managed by Lowe, Brockenbrough & Tattersall Strategic Advisors, Inc. (the Advisor) under the terms of an Investment Advisory Agreement. Under the Investment Advisory Agreement, the Fund pays the Advisor a fee, which is computed and accrued daily and paid monthly at an annual rate of
 .375% of its average daily net assets. Certain trustees and officers of the Trust are also officers of the Advisor.

ADMINISTRATIVE SERVICES AGREEMENT
Under the terms of an Administrative Services Agreement with the Trust, Countrywide Fund Services, Inc. (CFS) provides administrative, pricing, accounting, dividend disbursing, shareholder servicing and transfer agent services for the Fund. For these services, CFS receives a monthly fee from the Fund at an annual rate of .075% of its average daily net assets up to $200 million and .05% of such net assets in excess of $200 million, subject to a $2,000 minimum monthly fee. In addition, the Fund pays out-of-pocket expenses including, but not limited to, postage, supplies, and cost of pricing the Fund's portfolio securities. Certain officers of the Trust are also officers of CFS.

4.  DIRECTED BROKERAGE ARRANGEMENT

In order to reduce the total operating expenses of the Fund, a portion of the Fund's custodian fees have been paid through an arrangement with a third-party broker-dealer who is compensated through security trades. Expenses reimbursed through the directed brokerage arrangement totaled $11,481 for the six months ended September 30, 1997.

                       THE JAMESTOWN SHORT TERM BOND FUND
                              No Load Mutual Fund

                               SEMI-ANNUAL REPORT
                               September 30, 1997
                                  (Unaudited)

Investment Adviser                              Administrator
LOWE, BROCKENBROUGH & TATTERSALL                COUNTRYWIDE FUND SERVICES, INC.
STRATEGIC ADVISORS, INC.                        312 Walnut Street
6620 West Broad Street                          P.O. Box 5354
Suite 300                                       Cincinnati, Ohio 45201-5354
Richmond, Virginia 23230                        1.800.443.4249
1.804.288.0404


THE JAMESTOWN SHORT TERM BOND FUND

STATEMENT OF ASSETS AND LIABILITIES

September 30, 1997
 (Unaudited)

ASSETS
Investments in securities:
              At acquisition cost                              $  9,836,021
                                                               ============
              At value (Note 1)                                $  9,809,906
Investments in repurchase agreements (Note 1)                       562,000
Cash                                                                     88
Receivable for capital shares sold                                      182
Interest receivable                                                  77,107
Due from Adviser (Note 3)                                             2,703
Other assets                                                          1,686
                                                               ------------
          TOTAL ASSETS                                           10,453,672
                                                               ------------

LIABILITIES
Payable for securities purchased                                    253,310
Accrued administration fees                                           2,000
Other accrued expenses                                                1,950
          TOTAL LIABILITIES                                         257,260
                                                               ------------
NET ASSETS                                                     $ 10,196,412
                                                               ============
Net assets consist of:
Paid-in capital                                                $ 10,777,656
Accumulated net realized losses from security transactions         (557,175)
Undistributed net investment income                                   2,046
Net unrealized depreciation on investments                          (26,115)
                                                               ------------
     Net assets                                                $ 10,196,412
                                                               ============

Shares of beneficial interest outstanding (unlimited number
     of shares authorized, no par value)                          1,059,148
                                                               ============

Net asset value, offering price and redemption price
     per share (Note 1)                                        $       9.63
                                                               ============


See accompanying notes to the financial statements.

THE JAMESTOWN SHORT TERM BOND FUND

STATEMENT OF OPERATIONS

Six Months Ended September 30, 1997 (Unaudited)


INVESTMENT INCOME
   Interest                                                           $    304,777
                                                                      ------------

EXPENSES
   Investment advisory fees (Note 3)                                        18,435
   Administration fees (Note 3)                                             12,000
   Professional fees                                                         6,153
   Trustees' fees and expenses                                               2,089
   Pricing costs                                                             2,023
   Custodian fees                                                            1,800
   Printing of shareholder reports                                           1,115
   Registration fees                                                           717
   Insurance expense                                                           436
   Other expenses                                                              950
                                                                      ------------
      TOTAL EXPENSES                                                        45,718
   Fees waived and expenses reimbursed by the Adviser (Note 3)             (21,138)
                                                                      ------------
      NET EXPENSES                                                          24,580
                                                                      ------------

NET INVESTMENT INCOME                                                      280,197
                                                                      ------------

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
   Net realized losses from security transactions                          (10,927)
   Net change in unrealized appreciation/depreciation on investments        24,821
                                                                      ------------

NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS                            13,894
                                                                      ------------

NET INCREASE IN NET ASSETS FROM OPERATIONS                            $    294,091
                                                                      ============


See accompanying notes to the financial statements.

THE JAMESTOWN SHORT TERM BOND FUND

STATEMENT OF CHANGES IN NET ASSETS

Periods Ended September 30, 1997 and March 31, 1997


                                                                          Six Months
                                                                             Ended                         Year
                                                                          September 30,                   Ended
                                                                              1997                       March 31,
                                                                          (Unaudited)                       1997
                                                                         --------------                --------------
FROM OPERATIONS:
   Net investment income                                                 $      280,197                $      581,834
   Net realized losses from security transactions                               (10,927)                     (101,843)
   Net change in unrealized appreciation/depreciation
      on investments                                                             24,821                        (3,365)
                                                                         --------------                --------------
Net increase in net assets from operations                                      294,091                       476,626
                                                                         --------------                --------------

DISTRIBUTIONS TO SHAREHOLDERS:
   From net investment income                                                  (280,783)                     (582,861)
                                                                         --------------                --------------

FROM CAPITAL SHARE TRANSACTIONS (a):
   Proceeds from shares sold                                                  1,658,290                     2,203,737
   Net asset value of shares issued in reinvestment
      of distributions to shareholders                                          280,782                       582,861
   Payments for shares redeemed                                              (1,680,446)                   (2,181,641)
                                                                         --------------                --------------
Net increase in net assets from capital share transactions                      258,626                       604,957
                                                                         --------------                --------------

TOTAL INCREASE (DECREASE) IN NET ASSETS                                         271,934                       498,722

NET ASSETS:
   Beginning of period                                                        9,924,478                     9,425,756
                                                                         --------------                --------------
   End of period - (including undistributed net investment
      income of $2,046 and $2,632, respectively)                         $   10,196,412                $    9,924,478

(a)Number of Shares:
   Sold                                                                         171,027                        226,810
   Reinvested                                                                   29,173                          60,494
   Redeemed                                                                    (173,961)                      (224,329)
                                                                         --------------                --------------
   Net increase (decrease) in shares outstanding                                 26,239                        62,975
   Shares outstanding, beginning of period                                    1,032,909                       969,934
                                                                         --------------                --------------
   Shares outstanding, end of period                                          1,059,148                     1,032,909
                                                                         ==============                ==============

See accompanying notes to the financial statements.

THE JAMESTOWN SHORT TERM BOND FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data and Ratios for a Share Outstanding Throughout Each Period


                                                    Six Months
                                                      Ended
                                                  September 30,                           Years Ended March 31,
                                                       1997        ---------------------------------------------------------------
                                                   (Unaudited)         1997         1996          1995          1994          1993
                                                    --------       --------      -------      --------      --------      --------
Net asset value at beginning of period                 $9.61          $9.72        $9.64         $9.82        $10.07         $9.93
                                                    --------       --------      -------      --------      --------      --------
Income from investment operations:
   Net investment income                                0.27           0.58         0.62          0.60          0.51          0.50
   Net realized and unrealized gains (losses)
      on investments                                    0.02          (0.11)        0.08         (0.17)        (0.23)         0.13
                                                    --------       --------      -------      --------      --------      --------
Total from investment operations                        0.29           0.47         0.70          0.43          0.28          0.63
                                                    --------       --------      -------      --------      --------      --------
Less distributions:
   Dividends from net investment income                (0.27)         (0.58)       (0.62)        (0.61)        (0.51)        (0.49)
   Distributions from net realized gains                  --             --           --            --         (0.02)          --
                                                    --------       --------      -------      --------      --------      --------
Total distributions                                    (0.27)         (0.58)       (0.62)        (0.61)        (0.53)        (0.49)
                                                    --------       --------      -------      --------      --------      --------
Net asset value at end of period                       $9.63          $9.61        $9.72         $9.64         $9.82        $10.07
                                                    ========       ========      =======      ========      ========      ========
Total return                                            3.04%          5.01%        7.38%         4.53%         2.76%         6.40%
                                                    ========       ========      =======      ========      ========      ========
Net assets at end of period (000's)                  $10,196         $9,924       $9,426       $14,122       $18,715       $15,580
                                                    ========       ========      =======      ========      ========      ========
Ratio of expenses to average net assets (a)             0.50%(b)       0.50%        0.50%         0.50%         0.50%         0.50%
Ratio of net investment income to average net assets    5.70%(b)       5.96%        6.27%         6.04%         5.22%         5.24%
Portfolio turnover rate                                   74%(b)         62%         157%          144%          324%          289%


(a)Absent investment advisory fees waived and expenses reimbursed by the Adviser, the ratios of expenses to average net assets would have been 0.93%(b), 0.94%, 0.85%, 0.85%, 0.81%, and 0.82% for the periods ended September 30, 1997,
   March 31, 1997, 1996, 1995, 1994, and 1993, respectively (Note 3).

(b)Annualized.

See accompanying notes to the financial statements.

THE JAMESTOWN SHORT TERM BOND FUND

PORTFOLIO OF INVESTMENTS

September 30, 1997


    Par Value                                                                                 Value
                    COMMERCIAL PAPER - 30.1%
$      400,000        American Express Company, due 02/05/1998                                $          392,253
       400,000        AT&T Corporation, due 10/16/1997                                                   399,019
       350,000        E. I. DuPont de Nemours & Company, due 02/10/1998                                  342,980
       400,000        Household Finance, due 11/26/1997                                                  396,515
       350,000        IBM Credit Corporation, due 01/23/1998                                             343,937
       400,000        John Deere Capital Corporation, due 12/18/1997                                     395,216
       400,000        Prudential Funding Corporation, due 11/10/1997                                     397,498
       400,000        United Parcel Service of America, Inc., due 10/30/1997                             398,157
                                                                                              ------------------
                    Total Commercial Paper (Cost $3,065,575)                                  $        3,065,575
                                                                                              ------------------
                    U.S. TREASURY AND AGENCY OBLIGATIONS - 13.8%
                    U.S. Treasury Notes - 3.7%
$       50,000        5.125%, due 04/30/1998                                                  $           49,891
       320,000        7.75%, due 11/30/1999                                                              332,198
                                                                                              ------------------
                                                                                                         382,089
                                                                                              ------------------
                    U.S. Treasury Inflation-Protection Notes - 2.0%
       200,422        3.625%, due 07/15/2002                                                             199,733
                                                                                              ------------------
                    Federal National Mortgage Association - 3.9%
       400,000        due 10/14/1997                                                                     399,200
                                                                                              ------------------
                    Student Loan Marketing Association - 4.2%
       425,000        5.36%, adjustable rate, due 02/17/1998                                             425,493
                                                                                              ------------------
                    Total U.S. Treasury and Agency Obligations (Cost $1,405,107)              $        1,406,515
                                                                                              ------------------
                    MORTGAGE-BACKED SECURITIES - 28.3%
                    Federal Home Loan Mortgage Corporation - 6.6%
$      141,980        Series #1272-D, 7.50%, due 11/15/2005                                   $          143,799
       443,865        Series #1559-VC, 5.20%, due 05/15/2013                                             442,338
        89,135        Series #162-E, 7.00%, due 02/15/2020                                                89,191
                                                                                              ------------------
                                                                                                         675,328
                                                                                              ------------------
                    Federal National Mortgage Association - 6.0%
       225,000        Series #91-131-E, 7.709%, due 10/25/1998                                           226,827
       169,941        Pool #124029, 8.00%, due 12/01/2002                                                173,066
       210,000        Series #94-13-PE, 5.8%, due 12/25/2006                                             207,440
                                                                                              ------------------
                                                                                                         607,333
                                                                                              ------------------
                    Government National Mortgage Association - 2.6%
       259,101        Pool #28484, 7.125%, adjustable rate, due 08/20/2024                               266,915
                                                                                              ------------------
                    Student Loan Marketing Association - 4.9%
       500,000        Series #97-2-A1, 5.57%, adjustable rate, due 10/25/2005                            498,125
                                                                                              ------------------



    Par Value                                                                                 Value
                    MORTGAGE-BACKED SECURITIES - Continued
                    Other Mortgage-Backed Securities - 8.2%
                      Lehman Brothers Mortgage Trust #91-2-A1,
$       86,195           8.00%, due 03/20/1999                                                $           87,326
                      CMC Securities Corporation #93-E-S4,
       400,000           5.75%, due 11/25/2008                                                           398,000
                      GE Capital Mortgage Services, Inc. #94-2-A4,
       230,000           6.00%, due 01/25/2009                                                           227,267
                      GE Capital Mortgage Services, Inc. #93-4A-A1,
       126,022           6.388%, floating rate, due 03/25/2023                                           126,416
                                                                                              ------------------
                                                                                                         839,009
                                                                                              ------------------
                    Total Mortgage-Backed Securities (Cost $2,892,141)                        $        2,886,710
                                                                                              ------------------
                    ASSET-BACKED SECURITIES - 8.7%
                      Premier Auto Trust #95-1-A6,
$      350,000           8.05%, due 04/04/2000                                                $          355,030
                      CIT RV Trust #96-A-A,
       268,704           5.40%, due 12/15/2011                                                           264,654
                      Fleetwood Credit Corp. Grantor Trust #97-B-A,
       265,000           6.40%, due 05/15/2013                                                           265,768
                                                                                              ------------------
                    Total Asset-Backed Securities (Cost $886,072)                             $          885,452
                                                                                              ------------------

                    CORPORATE BONDS - 15.4%
                      Beneficial Corporation Medium Term Notes,
$      400,000           8.27%, due 11/30/1998                                                $          410,724
                      Ford Motor Credit Corporation,
        40,000           8.00%, due 12/01/1997                                                            40,145
                      International Bank Reconstruction and Development,
       265,000           5.10%, due 09/15/1999                                                           261,020
                      Mellon Financial Corporation,
       375,000           6.50%, due 12/01/1997                                                           375,338
                      J.C. Penny & Company,
       300,000           10.00%, due 10/15/1997                                                          300,405
                      Xerox Corporation Medium Term Notes,
       175,000           7.13%, due 04/30/1999                                                           178,022
                                                                                              ------------------
                    Total Corporate Bonds (Cost $1,587,126)                                   $        1,565,654
                                                                                              ------------------

                    Total Investments at Value (Cost $9,836,021) - 96.3%                      $        9,809,906
                                                                                              ------------------


      Face
     Amount
                    REPURCHASE AGREEMENTS (a) - 5.4%
$      562,000      Star Bank, N.A., 5.70%, dated 09/30/1997, due 10/01/1997
                      repurchase proceeds $562,089 (Cost $562,000)                            $          562,000
                                                                                              ------------------

                    Total Investments and Repurchase Agreements
                      at Value - 101.7%                                                       $       10,371,906

                    Liabilities in Excess of Other Assets - (1.7)%                                      (175,494)
                                                                                              ------------------

                    Net Assets - 100.0%                                                       $       10,196,412
                                                                                              ==================


(a) Joint repurchase agreement is fully collaterized by $20,650,000 GNMA II, Pool #8373, 6.50%, due 02/20/2024. The aggregate market value of the collateral at March 31, 1997 was $20,897,370. The Fund's pro-rata interest in the collateral at March 31, 1997 was $832,725.

See accompanying notes to the financial statements.

                       THE JAMESTOWN SHORT TERM BOND FUND

                          NOTES TO FINANCIAL STATEMENTS

                         September 30, 1997 (Unaudited)


1.  SIGNIFICANT ACCOUNTING POLICIES

The Jamestown Short Term Bond Fund (the Fund) is a no-load, diversified series of the Williamsburg Investment Trust (the Trust), an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Trust was organized as a Massachusetts business trust on July 18, 1988. The Fund began operations on January 21, 1992.

The Fund's investment objective is to maximize total return, consisting of current income and capital appreciation (both realized and unrealized), consistent with the preservation of capital through active management of high quality short-term fixed income securities.

The following is a summary of the Fund's significant accounting policies:

Securities valuation -- The Fund's portfolio securities are valued as of the close of business of the regular session of the New York Stock Exchange (currently 4:00 p.m., Eastern time). Securities which are traded over-the-counter are valued at the last sales price, if available, otherwise, at the last quoted bid price. Securities traded on a national exchange are valued based upon the closing price on the principal exchange where the security is traded. It is expected that securities of the Fund will ordinarily be traded on the over-the-counter market. When market quotations are not readily available, securities may be valued on the basis of prices provided by an independent pricing service. If a pricing service cannot provide a valuation, securities will be valued in good faith at fair market value using methods consistent with those determined by the Board of Trustees.

Repurchase agreements -- The Fund generally enters into joint repurchase agreements with other funds within the Trust. The joint repurchase agreement, which is collateralized by U.S. Government obligations, is valued at cost which, together with accrued interest, approximates market. At the time the Fund enters into the joint repurchase agreement, the seller agrees that the value of the underlying securities, including accrued interest, will at all times be equal to or exceed the face amount of the repurchase agreement. In addition, the Fund actively monitors and seeks additional collateral, as needed.

Share valuation -- The net asset value per share of the Fund is calculated daily by dividing the total value of the Fund's assets, less liabilities, by the number of shares outstanding. The offering price and redemption price per share of the Fund is equal to the net asset value per share.

Investment income and distributions to shareholders -- Interest income is accrued as earned. Discounts and premiums on securities purchased are amortized in accordance with income tax regulations. Dividends arising from net investment income are declared and paid quarterly to shareholders of the Fund. Net realized short-term capital gains, if any, may be distributed throughout the year and net realized long-term capital gains, if any, are distributed at least once each year. Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Security transactions -- Security transactions are accounted for on trade date. Securities sold are valued on a specific identification basis.

                       THE JAMESTOWN SHORT TERM BOND FUND

                          NOTES TO FINANCIAL STATEMENTS

                         September 30, 1997 (Unaudited)



Securities traded on a "to-be-announced" basis -- The Fund occasionally trades securities on a "to-be-announced" (TBA) basis. In a TBA transaction, the Fund has committed to purchase securities for which all specific information is not yet known at the time of the trade, particularly the face amount in mortgage-backed securities transactions. Securities purchased on a TBA basis are not settled until they are delivered to the Fund, normally 15 to 45 days later. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other portfolio securities.

Estimates -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Federal income tax -- It is the Fund's policy to comply with the special provisions of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies and distributes at least 90% of its taxable net income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund's intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

The following information is based upon the federal income tax cost of portfolio investments of the Fund as of September 30, 1997:

     Gross unrealized appreciation..........................$    28,995
     Gross unrealized depreciation...........................   (55,110)
                                                             ----------
     Net unrealized depreciation............................$   (26,115)
                                                             ==========

The tax basis of investments of the Fund is equal to the acquisition cost as shown on the Statement of Assets and Liabilities. As of March 31, 1997, the Fund had capital loss carryforwards for federal income tax purposes of $508,929 which expire on March 31, 2004. In addition, the Fund had net realized capital losses of $37,319 during the period from November 1, 1996 through March 31, 1997, which are treated for federal income tax purposes as arising during the Fund's tax year ending March 31, 1998. These capital loss carryforwards and "post-October" losses may be utilized in the current and future years to offset net realized capital gains prior to distributing such gains to shareholders.


2.  INVESTMENT TRANSACTIONS

During the six months ended September 30, 1997, purchases and proceeds from sales and maturities of investment securities, other than short-term investments, amounted to $2,110,878 and $1,691,847, respectively.

                       THE JAMESTOWN SHORT TERM BOND FUND

                          NOTES TO FINANCIAL STATEMENTS

                         September 30, 1997 (Unaudited)


3.  TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY AGREEMENT
The Fund's investments are managed by Lowe, Brockenbrough & Tattersall Strategic Advisors, Inc. (the Advisor) under the terms of an Investment Advisory Agreement. Under the Investment Advisory Agreement, the Fund pays the Advisor a fee, which is computed and accrued daily and paid monthly at an annual rate of
 .375% of its average daily net assets. The Advisor currently intends to limit the total operating expenses of the Fund to .50% of its average daily net assets; accordingly, the Advisor waived its entire investment advisory fee of $18,435 and reimbursed the Fund for $2,703 of other operating expenses for the six months ended September 30, 1997. Certain trustees and officers of the Trust are also officers of the Advisor.

ADMINISTRATIVE SERVICES AGREEMENT
Under the terms of an Administrative Services Agreement with the Trust, Countrywide Fund Services, Inc. (CFS) provides administrative, pricing, accounting, dividend disbursing, shareholder servicing and transfer agent services for the Fund. For these services, CFS receives a monthly fee from the Fund at an annual rate of .075% of its average daily net assets up to $200 million and .05% of such net assets in excess of $200 million, subject to a $2,000 minimum monthly fee. In addition, the Fund pays out-of-pocket expenses including, but not limited to, postage, supplies and cost of pricing the Fund's portfolio securities. Certain officers of the Trust are also officers of CFS.

                            THE JAMESTOWN EQUITY FUND
                               No Load Mutual Fund

                               SEMI-ANNUAL REPORT
                               September 30, 1997
                                  (Unaudited)

Investment Adviser                              Administrator
LOWE, BROCKENBROUGH & TATTERSALL, INC.          COUNTRYWIDE FUND SERVICES, INC.
6620 West Broad Street                          312 Walnut Street
Suite 300                                       P.O. Box 5354
Richmond, Virginia 23230                        Cincinnati, Ohio 45201-5354
1.804.288.0404                                  1.800.443.4249


STATEMENT OF ASSETS AND LIABILITIES

September 30, 1997 (Unaudited)

ASSETS
   Investments in securities:
      At acquisition cost                                                       $  24,686,040
                                                                                =============
      At value (Note 1)                                                         $  35,734,394
   Investments in repurchase agreements (Note 1)                                    2,976,000
   Cash                                                                                   577
   Receivable for capital shares sold                                                   1,208
   Dividends receivable                                                                23,640
   Interest receivable                                                                    471
   Other assets                                                                         5,600
                                                                                -------------
      TOTAL ASSETS                                                                 38,741,890
                                                                                -------------
LIABILITIES
   Dividends payable                                                                    4,854
   Payable for capital shares redeemed                                                 10,000
   Accrued advisory fees (Note 3)                                                      20,407
   Accrued administration fees (Note 3)                                                 6,100
   Other accrued expenses                                                                 695
                                                                                -------------
      TOTAL LIABILITIES                                                                42,056
                                                                                -------------
NET ASSETS                                                                      $  38,699,834
                                                                                =============
Net assets consist of:
Paid-in capital                                                                 $  26,090,416
Accumulated net realized gains from security transactions                           1,556,761
Undistributed net investment income                                                     4,303
Net unrealized appreciation on investments                                         11,048,354
                                                                                -------------
   Net assets                                                                   $  38,699,834
                                                                                =============
Shares of beneficial interest outstanding (unlimited number of shares
   authorized, no par value)                                                        2,028,404
                                                                                =============
Net asset value, offering price and redemption price per share (Note 1)         $       19.08
                                                                                =============

See accompanying notes to the financial statements.


THE JAMESTOWN EQUITY FUND

STATEMENT OF OPERATIONS

Six Months Ended September 30, 1997
(Unaudited)

INVESTMENT INCOME
   Dividends                                                                    $     209,272
   Interest                                                                            70,788
                                                                                -------------
      TOTAL INVESTMENT INCOME                                                         280,060
                                                                                -------------
EXPENSES
   Investment advisory fees (Note 3)                                                  117,508
   Administration fees (Note 3)                                                        34,673
   Professional fees                                                                    4,428
   Registration fees                                                                    4,036
   Custodian fees                                                                       2,855
   Trustees' fees and expenses                                                          2,089
   Postage and supplies                                                                 1,138
   Insurance expense                                                                    1,068
   Other expenses                                                                         908
                                                                                -------------
      TOTAL EXPENSES                                                                  168,703
   Expenses reimbursed through a directed brokerage arrangement (Note 4)               (6,000)
                                                                                -------------
      NET EXPENSES                                                                    162,703
                                                                                -------------
NET INVESTMENT INCOME                                                                 117,357
                                                                                -------------
REALIZED AND UNREALIZED GAINS ON INVESTMENTS
   Net realized gains from security transactions                                    1,047,074
   Net change in unrealized appreciation/depreciation on investments                5,833,244
                                                                                -------------
NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS                                    6,880,318
                                                                                -------------
NET INCREASE IN NET ASSETS FROM OPERATIONS                                      $   6,997,675
                                                                                =============


See accompanying notes to the financial statements.

THE JAMESTOWN EQUITY FUND

STATEMENT OF CHANGES IN NET ASSETS

Periods Ended September 30, 1997 and March 31, 1997


                                                                        Six Months
                                                                           Ended                      Year
                                                                       September 30,                 Ended
                                                                            1997                    March 31,
                                                                        (Unaudited)                   1997
                                                                      -------------               ------------


FROM OPERATIONS:
   Net investment income                                             $      117,357            $      211,890
   Net realized gains from security transactions                          1,047,074                   777,388
   Net change in unrealized appreciation/depreciation
      on investments                                                      5,833,244                 2,328,613
                                                                      -------------               ------------
Net increase in net assets from operations                                6,997,675                 3,317,891
                                                                      -------------               ------------

DISTRIBUTIONS TO SHAREHOLDERS:
   From net investment income                                              (121,217)                 (206,587)
   From net realized gains from security transactions                            --                  (521,388)
                                                                      -------------               ------------
Decrease in net assets from distributions to shareholders                  (121,217)                 (727,975)
                                                                      -------------               ------------

FROM CAPITAL SHARE TRANSACTIONS (a):
   Proceeds from shares sold                                              2,638,538                11,827,742
   Net asset value of shares issued in reinvestment
      of distributions to shareholders                                      110,020                   671,223
   Payments for shares redeemed                                          (2,105,430)               (1,765,155)
                                                                      -------------               ------------
Net increase in net assets from capital share transactions                  643,128                10,733,810
                                                                      -------------               ------------

TOTAL INCREASE IN NET ASSETS                                              7,519,586                13,323,726

NET ASSETS:
   Beginning of period                                                   31,180,248                17,856,522
                                                                      -------------               ------------
   End of period - (including undistributed net investment
      income of $4,303 and $8,163, respectively)                     $   38,699,834            $   31,180,248
                                                                      =============               ============


 (a)Number of shares:

   Sold                                                                     148,005                   788,755
   Reinvested                                                                 5,931                    43,245
   Redeemed                                                                (116,706)                 (120,237)
                                                                      -------------               ------------
   Net increase in shares outstanding                                        37,230                   711,763
   Shares outstanding, beginning of period                                1,991,174                 1,279,411
                                                                      -------------               ------------
   Shares outstanding, end of period                                      2,028,404                 1,991,174
                                                                      =============               ============

See accompanying notes to the financial statements.

THE JAMESTOWN EQUITY FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data and Ratios for a Share Outstanding Throughout Each Period

                                                     Six Months
                                                        Ended                                                            Period
                                                     eptember 30,                             Years ended March 31,      Ended
                                                         1997            ---------------------------------------------- March 31,
                                                     (Unaudited)         1997        1996       1995        1994        1993 (a)
                                                     ------------       ------      ------     ------      ------     ----------


Net asset value at beginning of period                  $15.66          $13.96      $11.29     $10.19      $10.18      $10.00
                                                     ------------       ------      ------     ------      ------     ----------

Income from investment operations:
   Net investment income                                  0.06            0.13        0.15       0.10        0.08        0.04
   Net realized and unrealized gains (losses)
      on investments                                      3.42            2.00        2.98       1.15       (0.01)       0.18
                                                     ------------       ------      ------     ------      ------     ----------
Total from investment operations                          3.48            2.13        3.13       1.25        0.07        0.22
                                                     ------------       ------      ------     ------      ------     ----------

Less distributions:
   Dividends from net investment income                  (0.06)          (0.13)      (0.15)     (0.12)      (0.06)      (0.04)
   Distributions from net realized gains                    --           (0.30)      (0.31)     (0.03)        --          --
                                                     ------------       ------      ------     ------      ------     ----------
Total distributions                                      (0.06)          (0.43)      (0.46)     (0.15)      (0.06)      (0.04)
                                                     ------------       ------      ------     ------      ------     ----------

Net asset value at end of period                        $19.08          $15.66      $13.96     $11.29      $10.19      $10.18
                                                     ============       ======      ======     ======      ======     ==========

Total return                                             22.23%          15.27%      28.00%     12.33%       0.67%       6.81%(d)
                                                     ============       ======      ======     ======      ======     ==========

Net assets at end of period (000's)                    $38,700         $31,180     $17,857     $8,111      $2,811      $1,953
                                                     ============       ======      ======     ======      ======     ==========

Ratio of gross expenses to average net assets             0.93%(d)        0.98%       1.14%      1.99%       3.16%       3.19%(d)

Ratio of net expenses to average net assets               0.90%(b)(d)     0.92%(b)    1.01%(b)   1.44%(c)    1.50%(c)    1.50%(c)(d)

Ratio of net investment income to average net assets      0.65%(d)        0.85%       1.27%      1.18%       0.82%       1.13%(d)

Portfolio turnover rate                                     51%(d)          44%         54%        48%         92%         54%

Average commission rate per share                      $0.0696         $0.0688           --         --          --          --


(a) Represents the period from the commencement of operations
   (December 1, 1992) through March 31, 1993.

(b) Ratios were determined based on net expenses after expense reimbursements through a directed brokerage arrangement (Note 4).

(c)Ratios were determined based on net expenses after the Advisor waived all or a portion of its advisory fee and/or reimbursed the Fund for operating expenses.

(d) Annualized.

See accompanying notes to the financial statements.

THE JAMESTOWN EQUITY FUND

PORTFOLIO OF INVESTMENTS

September 30, 1997  (Unaudited)

     Shares                                                                Value
                COMMON STOCKS - 92.4%
                Advertising - 1.6%
     12,000       Interpublic Group of Companies, Inc.                     $         615,750
                                                                           -----------------

                Building and Construction - 1.9%
     17,000       Foster Wheeler Corporation                                         746,937
                                                                           -----------------

                Chemicals - 2.0%
      9,400       Air Products & Chemicals, Inc.                                     779,612
                                                                           -----------------

                Commercial Banking - 7.1%
     17,000       Federal National Mortgage Association                              799,000
     19,000       First Union Corporation                                            951,188
     16,000       NationsBank Corporation                                            990,000
                                                                           -----------------
                                                                                   2,740,188
                                                                           -----------------

                Communications - 3.5%
     38,800       Equifax, Inc.                                                    1,219,775
      2,000       Lucent Technologies, Inc.                                          162,750
                                                                           -----------------
                                                                                   1,382,525
                                                                           -----------------

                Computers/Computer Technology Services - 10.8%
     19,000       Cabletron Systems (b)                                              608,000
      8,000       Cisco Systems, Inc. (b)                                            584,500
     15,000       Computer Sciences Corporation (b)                                1,061,250
     17,000       Diebold, Inc.                                                      805,375
     12,100       Intel Corporation                                                1,116,981
                                                                           -----------------
                                                                                   4,176,106
                                                                           -----------------

                Consumer Products - 13.7%
     14,000       Avon Products, Inc.                                                868,000
     19,000       General Electric Company                                         1,293,188
      9,500       Gillette Company                                                   819,969
     18,000       Kimberly-Clark Corporation                                         880,875
      6,000       Procter & Gamble Company                                           414,375
     27,800       Sysco Corporation                                                1,026,862
                                                                           -----------------
                                                                                   5,303,269
                                                                           -----------------

                Drugs/Medical Equipment - 10.6%
     11,500       Abbott Laboratories                                                735,281
      8,000       Amgen, Inc. (b)                                                    383,500
     12,000       Merck and Company, Inc.                                          1,199,250
     12,000       R.P. Scherer Corporation (b)                                       743,250
     20,000       Schering-Plough Corporation                                      1,030,000
                                                                           -----------------
                                                                                   4,091,281
                                                                           -----------------

     Shares                                                                  Value
                COMMON STOCKS - Continued
                Durable Goods - 1.4%
      8,800       Avnet, Inc.                                              $         559,350
                                                                           -----------------

                Electronics - 2.9%
     16,000       Hewlett-Packard Company                                          1,113,000
                                                                           -----------------

                Entertainment - 2.5%
     12,000       Walt Disney Company                                                967,500
                                                                           -----------------

                Fire Systems - 3.4%
     16,000       Tyco International Ltd.                                          1,313,000
                                                                           -----------------

                Food Productions - 2.4%
     14,000       Conagra, Inc.                                                      924,000
                                                                           -----------------

                Funeral Services - 1.4%
     17,000       Service Corporation International                                  547,188
                                                                           -----------------

                Health Care Centers - 2.4%
     28,000       Manor Care, Inc.                                                   931,000
                                                                           -----------------

                Hotels - 3.0%
     60,000       Choice Hotel International, Inc. (b)                             1,155,000
                                                                           -----------------

                Insurance - 5.5%
     12,000       American International Group                                     1,238,250
     11,000       Jefferson-Pilot Corporation                                        869,000
                                                                           -----------------
                                                                                   2,107,250
                                                                           -----------------

                Oil and Gas Drilling - 7.0%
      7,500       Amoco Corporation                                                  722,813
     18,000       Coastal Corporation                                              1,102,500
     14,000       Texaco, Inc.                                                       860,125
                                                                           -----------------
                                                                                   2,685,438
                                                                           -----------------

                Oil Field Machinery and Equipment - 2.4%
     22,000       Dresser Industries, Inc.                                           946,000
                                                                           -----------------

                Real Estate - 1.4%
     35,000       United Dominion Realty Trust                                       525,000
                                                                           -----------------

                Restaurants - 2.8%
     43,000       Applebee's International, Inc.                                   1,075,000
                                                                           -----------------

   Shares                                                                    Value
                COMMON STOCKS - Continued
                Retail Stores - 2.7%
     35,000       AutoZone, Inc. (b)                                       $       1,050,000
                                                                           -----------------

                Total Common Stocks (Cost $24,686,040)                     $      35,734,394
                                                                           -----------------

    Face
   Value
                REPURCHASE AGREEMENTS (a) - 7.7%
  2,976,000     Star Bank, N.A., 5.70%, dated 09/30/1997, due 10/01/1997,
                  repurchase proceeds $2,976,471 (Cost $2,976,000)         $       2,976,000
                                                                           -----------------


                Total Investments and Repurchase Agreements
                  at Value - 100.1%                                        $      38,710,394

                Liabilities in Excess of Other Assets - (.1)%                        (10,560)
                                                                           -----------------

                Net Assets - 100.0%                                        $      38,699,834
                                                                           =================


(a) Joint repurchase agreement is fully collateralized by $21,275,000 GNMA II, Pool #8457, 7.125%, due 07/20/2024. The aggregate market value of the collateral at September 30, 1997 was $22,045,359. The Fund's pro-rata interest in the collateral at September 30, 1997 was $3,047,094.

(b) Non-income producing security.

    See accompanying notes to the financial statements.

                            THE JAMESTOWN EQUITY FUND

                          NOTES TO FINANCIAL STATEMENTS

                         September 30, 1997 (Unaudited)


1.  SIGNIFICANT ACCOUNTING POLICIES

The Jamestown Equity Fund (the Fund) is a no-load, diversified series of the Williamsburg Investment Trust (the Trust), an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Trust was organized as a Massachusetts business trust on July 18, 1988. The Fund began operations on December 1, 1992.

The Fund's investment objective is long-term growth of capital through investment in a diversified portfolio composed primarily of common stocks. Current income is incidental to this objective and may not be significant.

The following is a summary of the Fund's significant accounting policies:

Securities valuation -- The Fund's portfolio securities are valued as of the close of business of the regular session of the New York Stock Exchange (currently 4:00 p.m., Eastern time). Securities which are traded over-the-counter are valued at the last sales price, if available, otherwise, at the last quoted bid price. Securities traded on a national stock exchange are valued based upon the closing price on the principal exchange where the security is traded.

Repurchase agreements -- The Fund generally enters into joint repurchase agreements with other funds within the Trust. The joint repurchase agreement, which is collateralized by U.S. Government obligations, is valued at cost which, together with accrued interest, approximates market. At the time the Fund enters into the joint repurchase agreement, the seller agrees that the value of the underlying securities, including accrued interest, will at all times be equal to or exceed the face amount of the repurchase agreement. In addition, the Fund actively monitors and seeks additional collateral, as needed.

Share valuation -- The net asset value per share of the Fund is calculated daily by dividing the total value of the Fund's assets, less liabilities, by the number of shares outstanding. The offering price and redemption price per share of the Fund is equal to the net asset value per share.

Investment income and distributions to shareholders -- Interest income is accrued as earned. Dividend income is recorded on the ex-dividend date. Dividends arising from net investment income are declared and paid quarterly to shareholders of the Fund. Net realized short-term capital gains, if any, may be distributed throughout the year and net realized long-term capital gains, if any, are distributed at least once each year. Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Security transactions -- Security transactions are accounted for on trade date. Securities sold are valued on a specific identification basis.

Estimates -- The preparation of financial statements in conformity with accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

                            THE JAMESTOWN EQUITY FUND

                          NOTES TO FINANCIAL STATEMENTS

                         September 30, 1997 (Unaudited)


Federal income tax -- It is the Fund's policy to comply with the special provisions of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies and distributes at least 90% of its taxable net income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund's intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

The following information is based upon the federal income tax cost of portfolio investments of $24,686,040 as of September 30, 1997:

   Gross unrealized appreciation.................................$11,195,342
   Gross unrealized depreciation...............................     (146,988)
                                                                 -----------
   Net unrealized appreciation...................................$11,048,354
                                                                 ===========

2.  INVESTMENT TRANSACTIONS

During the six months ended September 30, 1997, purchases and proceeds from sales and maturities of investment securities, other than short-term investments, amounted to $9,066,559 and $8,487,371, respectively.


3.  TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY AGREEMENT
The Fund's investments are managed by Lowe, Brockenbrough & Tattersall, Inc. (the Adviser) under the terms of an Investment Advisory Agreement. Under the Investment Advisory Agreement, the Fund pays the Adviser a fee, which is computed and accrued daily and paid monthly at an annual rate of .65% of its average daily net assets up to $500 million and .50% of such net assets in excess of $500 million. Certain trustees and officers of the Trust are also officers of the Adviser.

ADMINISTRATIVE SERVICES AGREEMENT
Under the terms of an Administrative Services Agreement with the Trust, Countrywide Fund Services, Inc. (CFS) provides administrative, pricing, accounting, dividend disbursing, shareholder servicing and transfer agent services for the Fund. For these services, CFS receives a monthly fee from the Fund at an annual rate of .20% of its average daily net assets up to $25 million; .175% of the next $25 million of such net assets; and .15% of such net assets in excess of $50 million, subject to a $2,000 minimum monthly fee. In addition, the Fund pays out-of-pocket expenses including, but not limited to, postage, supplies, and costs of pricing the Fund's portfolio securities. Certain officers of the Trust are also officers of CFS.

                            THE JAMESTOWN EQUITY FUND

                          NOTES TO FINANCIAL STATEMENTS

                         September 30, 1997 (Unaudited)


4.  DIRECTED BROKERAGE ARRANGEMENT

In order to reduce the total operating expenses of the Fund, the Fund's custodian fees and a portion of other operating expenses have been paid through an arrangement with a third-party broker-dealer who is compensated through commission trades. Payment of expenses by the broker-dealer is based on a percentage of commissions earned. Expenses reimbursed through the directed brokerage arrangement totaled $6,000 for the six months ended September 30, 1997.

                     THE JAMESTOWN TAX EXEMPT VIRGINIA FUND
                              No Load Mutual Fund

                               SEMI-ANNUAL REPORT
                               September 30, 1997
                                  (Unaudited)

Investment Adviser                              Administrator
LOWE, BROCKENBROUGH & TATTERSALL, INC.          COUNTRYWIDE FUND SERVICES, INC.
6620 West Broad Street                          312 Walnut Street
Suite 300                                       P.O. Box 5354
Richmond, Virginia 23230                        Cincinnati, Ohio 45201-5354
1.804.288.0404                                  1.800.443.4249

THE JAMESTOWN TAX EXEMPT VIRGINIA FUND

STATEMENT OF ASSETS AND LIABILITIES

September 30, 1997
(Unaudited)

ASSETS
   Investments in securities:
      At acquisition cost                                                  $  15,732,563
                                                                           =============
      At value (Note 1)                                                    $  16,229,695
   Receivable for securities sold                                                463,609
   Interest receivable                                                           247,651
   Other assets                                                                    2,502
                                                                           -------------
      TOTAL ASSETS                                                            16,943,457
                                                                           -------------
LIABILITIES
   Dividends payable                                                              24,027
   Payable for investment securities purchased                                   490,417
   Payable for capital shares redeemed                                               419
   Accrued advisory fees (Note 3)                                                  4,261
   Accrued administration fees (Note 3)                                            2,000
   Other accrued expenses                                                          1,600
                                                                           -------------
      TOTAL LIABILITIES                                                          522,724
                                                                           -------------
NET ASSETS                                                                  $ 16,420,733
                                                                           =============
Net assets consist of:
Paid-in capital                                                             $ 15,957,727
Accumulated net realized losses from security transactions                       (34,126)
Net unrealized appreciation on investments                                       497,132
                                                                           -------------
   Net assets                                                               $ 16,420,733
                                                                           =============
Shares of beneficial interest outstanding (unlimited number of shares
   authorized, no par value)                                                   1,628,667
                                                                           =============
Net asset value, offering price and redemption price per share (Note 1)     $      10.08
                                                                           =============

See accompanying notes to the financial statements.

THE JAMESTOWN TAX EXEMPT VIRGINIA FUND

STATEMENT OF OPERATIONS

Six Months Ended September 30, 1997 (Unaudited)


INVESTMENT INCOME
   Interest                                                                $     345,038
                                                                           -------------
EXPENSES
   Investment advisory fees (Note 3)                                              26,416
   Administration fees (Note 3)                                                   12,000
   Professional fees                                                               4,403
   Pricing costs                                                                   2,622
   Trustees' fees and expenses                                                     2,089
   Printing of shareholder reports                                                 1,992
   Custodian fees                                                                  1,800
   Registration fees                                                                 794
   Postage and supplies                                                              583
   Other expenses                                                                    768
      TOTAL EXPENSES                                                              53,467
   Fees waived by the Adviser (Note 3)                                            (3,938)
                                                                           -------------
      NET EXPENSES                                                                49,529
                                                                           -------------

NET INVESTMENT INCOME                                                            295,509
                                                                           -------------

REALIZED AND UNREALIZED GAINS ON INVESTMENTS
   Net realized gains from security transactions                                  22,994
   Net change in unrealized appreciation/depreciation on investments             314,847
                                                                           -------------

NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS                                 337,841
                                                                           -------------
NET INCREASE IN NET ASSETS FROM OPERATIONS                                 $     633,350
                                                                           =============


See accompanying notes to the financial statements.

THE JAMESTOWN TAX EXEMPT VIRGINIA FUND

STATEMENT OF CHANGES IN NET ASSETS

Periods Ended September 30,1997 and March 31, 1997

                                                                   Six Months
                                                                      Ended                   Year
                                                                  September 30,               Ended
                                                                      1997                  March 31,
                                                                   (Unaudited)                 1997
                                                                -------------          --------------
FROM OPERATIONS:
   Net investment income                                        $     295,509          $      468,504
   Net realized gains from security transactions                       22,994                  16,747
   Net change in unrealized appreciation/depreciation
      on investments                                                  314,847                 (32,780)
                                                                -------------          --------------
Net increase in net assets from operations                            633,350                 452,471
                                                                -------------          --------------
DISTRIBUTIONS TO SHAREHOLDERS:
   From net investment income                                        (295,509)               (468,504)
                                                                -------------          --------------
FROM CAPITAL SHARE TRANSACTIONS (a):
   Proceeds from shares sold                                        5,330,621               3,430,016
   Net asset value of shares issued in reinvestment
      of distributions to shareholders                                151,313                 251,004
   Payments for shares redeemed                                      (596,168)             (1,247,016)
                                                                -------------          --------------
Net increase in net assets from capital share transactions          4,885,766               2,434,004
                                                                -------------          --------------
TOTAL INCREASE IN NET ASSETS                                        5,223,607               2,417,971
                                                                -------------          --------------
NET ASSETS:
   Beginning of period                                             11,197,126               8,779,155
                                                                -------------          --------------
   End of period                                                $  16,420,733          $   11,197,126
                                                                =============          ==============

(a)Number of shares:
   Sold                                                               534,143                 349,394
   Reinvested                                                          15,125                  25,420
   Redeemed                                                           (60,043)               (126,290)
                                                                -------------          --------------
   Net increase in shares outstanding                                 489,225                 248,524
   Shares outstanding, beginning of period                          1,139,442                 890,918
                                                                -------------          --------------
   Shares outstanding, end of period                                1,628,667               1,139,442
                                                                =============          ==============


See accompanying notes to the financial statements.

THE JAMESTOWN TAX EXEMPT VIRGINIA FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data and Ratios for a Share Outstanding Throughout Each Period

                                                               Six Months
                                                                  Ended                                                 Period
                                                              September 30,               Years ended March 31,          Ended
                                                                   1997                                                 March 31,
                                                               (Unaudited)          1997         1996         1995      1994 (a)
                                                                ---------        -------      -------      -------      --------
Net asset value at beginning of period                             $9.83           $9.85        $9.68        $9.61        $10.00
                                                                 -------         -------      -------      -------       -------
Income from investment operations:
   Net investment income                                            0.22            0.45         0.45         0.44          0.23
   Net realized and unrealized gains (losses) on investments        0.25           (0.02)        0.17         0.07         (0.39)
                                                                 -------         -------      -------      -------       -------
Total from investment operations                                    0.47            0.43         0.62         0.51         (0.16)
                                                                 -------         -------      -------      -------       -------
Less distributions:
   Dividends from net investment income                            (0.22)          (0.45)       (0.45)       (0.44)        (0.23)
                                                                 -------         -------      -------      -------       -------
Net asset value at end of period                                  $10.08           $9.83        $9.85        $9.68         $9.61
                                                                 =======         =======      =======      =======       =======
Total return                                                        4.86%           4.39%        6.51%        5.47%      (2.96)% (c)
                                                                 =======         =======      =======      =======       =======
Net assets at end of period (000's)                              $16,421         $11,197       $8,779       $7,712        $2,056
                                                                 =======         =======      =======      =======       =======
Ratio of expenses to average net assets (b)                         0.75%(c)        0.75%        0.75%        0.75%         0.75%(c)
Ratio of net investment income to average net assets                4.47%(c)        4.51%        4.57%        4.64%         4.07%(c)
Portfolio turnover rate                                               24%(c)          24%          14%          97%           33%

(a)Represents the period from the commencement of operations (September 1, 1993) through March 31, 1994.

(b)Absent investment advisory fees waived and/or expenses reimbursed by the Adviser, the ratios of expenses to average net assets would have been 0.81%(b), 0.88%, 1.04%, 1.62% and 4.83%(c) for the periods ended September 30, 1997, March 31, 1997, 1996, 1995 and 1994, respectively (Note 3).

(c)Annualized.

See accompanying notes to the financial statements.

THE JAMESTOWN TAX -EXEMPT VIRGINIA FUND

PORTFOLIO OF INVESTMENTS

September 30, 1997 (Unaudited)

          Par
        Amount                                                                                 Value
                          VIRGINIA FIXED RATE REVENUE AND GENERAL
                          OBLIGATION (GO) BONDS - 98.0%
                          Arlington Co., Virginia, GO,
$            300,000          5.60%, due 08/01/2006                                            $         324,564
                                                                                               -----------------
                          Augusta Co., Virginia, Industrial Dev. Authority, Hospital, Revenue,
             500,000          7.00%, due 09/01/2021, prerefunded 09/01/2001                              557,235
                                                                                               -----------------
                          Brunswick Co., Virginia, Industrial Dev. Authority, Revenue,
             300,000          5.45%, due 07/01/2006                                                      318,846
                                                                                               -----------------
                          Cheasapeake, Virginia, GO.
             200,000          5.60%, due 05/01/2000                                                      207,482
                                                                                               -----------------
                          Chesterfield Co., Virginia, GO,
             350,000          6.25%, due 07/15/2005                                                      378,294
                                                                                               -----------------
                          Fairfax Co., Virginia, GO,
             350,000          5.60%, due 05/01/2003                                                      362,460
                                                                                               -----------------
                          Fairfax Co., Virginia, Park Authority, Revenue,
             300,000          6.25%, due 07/15/2005                                                      323,607
                                                                                               -----------------
                          Fairfax Co., Virginia, Sewer, Revenue,
             350,000          5.625%, due 07/15/2008                                                     377,440
                                                                                               -----------------
                          Hanover Co., Virginia, Industrial Dev. Authority, Revenue,
             225,000          6.25%, due 10/01/2011                                                      240,986
                                                                                               -----------------
                          Harrisonburg, Virginia, GO,
             250,000          5.50%, due 07/15/2000                                                      259,260
                                                                                               -----------------
                          Henrico Co., Virginia, GO,
             500,000          4.70%, due 01/15/2002                                                      509,890
                                                                                               -----------------
                          James City Co., Virginia, GO,
             500,000          5.25%, due 12/15/2015                                                      498,795
                                                                                               -----------------
                          Loudoun Co., Virginia, GO,
             300,000          5.50%, due 06/01/2009                                                      317,352
                                                                                               -----------------
                          Lynchburg, Virginia, GO,
             500,000          5.30%, due 05/01/2014                                                      504,820
                                                                                               -----------------


          Par
        Amount                                                                                 Value
                          Virginia - Continued
                          Martinsville, Virginia, Industrial Dev. Authority, Hospital
                              Facility, Revenue,
$            150,000          6.50%, due 01/01/1999                                            $         154,490
                                                                                               -----------------
                          Newport News, Virginia, GO,
             400,000          5.40%, due 07/01/2002                                                      410,312
                                                                                               -----------------
                          Norfolk, Virginia, GO,
             300,000          5.75%, due 06/01/2011                                                      318,249
                                                                                               -----------------
                          Norfolk, Virginia, Industrial Dev. Authority, Hospital, Revenue,
             350,000          6.80%, due 06/01/2005                                                      398,290
                                                                                               -----------------
                          Petersburg, Virginia, GO,
             500,000          5.125%, due 01/15/2013                                                     500,130
                                                                                               -----------------
                          Peumansend Creek, Virginia, Regional Jail Authority, Revenue,
             300,000          5.75%, due 06/01/2017                                                      313,206
                                                                                               -----------------
                          Pittsylvania Co., Virginia, GO,
             300,000          5.65%, due 07/01/2006                                                      322,464
                                                                                               -----------------
                          Portsmouth, Virginia, GO,
             200,000          5.90%, due 11/01/2001                                                      212,482
                                                                                               -----------------
                          Prince William Co., Virginia, GO,
             400,000          4.90%, due 08/01/2005                                                      411,244
                                                                                               -----------------
                          Prince William Co., Virginia, Park Authority, Revenue,
             250,000          6.10%, due 10/15/2004                                                      270,460
                                                                                               -----------------
                          Prince William Co., Virginia, Service Auth. Water & Sewer, Revenue,
             150,000          6.40%, due 07/01/2004                                                      162,700
                                                                                               -----------------
                          Richmond, Virginia, GO,
             400,000          6.25%, due 01/15/2018                                                      422,516
                                                                                               -----------------
                          Richmond, Virginia, Metropolitan Authority, Expressway, Revenue,
             250,000          6.00%, due 07/15/2004                                                      270,925
             500,000          6.05%, due 07/15/2005                                                      541,335
                                                                                               -----------------
                                                                                                         812,260
                                                                                               -----------------
                          Richmond, Virginia, Public Utility, Revenue,
             150,000          7.10%, due 01/15/2000                                                      154,380
                                                                                               -----------------
                          Riverside, Virginia, Regional Jail Authority, Revenue,
             300,000          5.30%, due 07/01/2002                                                      312,882
                                                                                               -----------------

          Par
        Amount                                                                                 Value
                          Virginia - Continued
                          Roanoke, Virginia, GO,
$            300,000          6.40%, due 08/01/2012                                            $         323,490
                                                                                               -----------------
                          Roanoke Co., Virginia,  Water System, Revenue,
             400,000          6.00%, due 07/01/2031, prerefunded 07/01/2001                              425,156
                                                                                               -----------------
                          Spotsylvania Co., Virginia, GO,
             400,000          5.75%, due 07/15/2011                                                      419,448
                                                                                               -----------------
                          Suffolk, Virginia, GO,
             350,000          5.80%, due 06/01/2011                                                      374,104
                                                                                               -----------------
                          Virginia Beach, Virginia, GO,
             325,000          6.20%, due 09/01/2013                                                      350,987
                                                                                               -----------------
                          Virginia College Building Authority, Educational Facilities, Revenue,
             500,000          5.00%, due 09/01/2014                                                      488,815
                                                                                               -----------------
                          Virginia State, GO,
             500,000          5.375%, due 06/01/2015                                                     508,100
                                                                                               -----------------
                          Virginia State Housing Dev. Authority, Commonwealth Mortgages, Revenue,
             150,000          5.60%, due 01/01/2002                                                      154,566
                                                                                               -----------------
                          Virginia State Housing Dev. Authority, Multi Family, Revenue,
             150,000          6.60%, due 11/01/2012                                                      159,698
             150,000          6.30%, due 11/01/2015                                                      157,698
                                                                                               -----------------
                                                                                                         317,396
                                                                                               -----------------
                          Virginia State Public Building Authority, Building, Revenue,
             500,000          6.00%, due 08/01/2003                                                      533,245
                                                                                               -----------------
                          Virginia State Resource Authority Solid Waste Disposal System, Revenue,
             500,000          5.50%, due 04/01/2015                                                      504,045
                                                                                               -----------------
                          Virginia State Public School Authority, Revenue,
             150,000          6.50%, due 08/01/2005                                                      163,035
             250,000          5.90%, due 08/01/2006                                                      268,282
                                                                                               -----------------
                                                                                                         431,317
                                                                                               -----------------
                          Virginia State Transportation Board, Revenue,
             350,000          6.25%, due 05/15/2012                                                      377,324
                                                                                               -----------------
                          Virginia State University, Virginia Commonwealth University, Revenue,
             250,000          5.75%, due 05/01/2006                                                      270,563
                                                                                               -----------------


          Par
        Amount                                                                                 Value
                          Virginia - Continued
                          York Co., Virginia, Certificates of Participation, Revenue,
$            250,000          6.625%, due 03/01/2012                                           $         265,815
                                                                                               -----------------
                          Total Virginia Fixed Rate Revenue and General
                              Obligation (GO) Bonds (Cost $15,604,335)                         $      16,101,467
                                                                                               -----------------

        Shares
                          MONEY MARKETS - .8%
             128,228          Star Tax Free Fund (Cost $128,228)                               $         128,228
                                                                                               -----------------
                          Total Investments at Value (Cost $15,732,563) - 98.8%                $      16,229,695

                          Other Assets in Excess of Liabilities - 1.2%                                   191,038
                                                                                               -----------------
                          Net Assets - 100.0%                                                  $      16,420,733
                                                                                               =================

See accompanying notes to the financial statements.

                     THE JAMESTOWN TAX EXEMPT VIRGINIA FUND

                          NOTES TO FINANCIAL STATEMENTS

                         September 30, 1997 (Unaudited)


1.  SIGNIFICANT ACCOUNTING POLICIES

The Jamestown Tax Exempt Virginia Fund (the Fund) is a no-load series of the Williamsburg Investment Trust (the Trust), an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Trust was organized as a Massachusetts business trust on July 18, 1988. The Fund began operations on September 1, 1993.

The Fund's investment objectives are to provide current income exempt from federal income taxes and from the personal income taxes of Virginia, to preserve capital, to limit credit risk and to take advantage of opportunities to increase and enhance the value of an investment in the Fund. The Fund invests primarily in debt obligations issued by the State of Virginia and its political subdivisions, agencies, authorities and instrumentalities and by other issuers the interest from which is exempt from the personal income taxes of Virginia. The marketability and market value of these obligations may be affected by certain Virginia constitutional amendments, legislative measures, executive orders, administrative regulations, voter initiatives and other political and economic developments. If any such developments arise, they could adversely affect the ability of various Virginia issuers to meet their financial obligations and could impact the Fund's portfolio.

The following is a summary of the Fund's significant accounting policies:

Securities valuation -- The Fund's portfolio securities are valued as of the close of business of the regular session of the New York Stock Exchange (currently 4:00 p.m., Eastern time). Securities which are traded over-the-counter are valued at the last sales price, if available, otherwise, at the last quoted bid price. The Fund's securities will ordinarily be traded on the over-the-counter market. When market quotations are not readily available, securities may be valued on the basis of prices provided by an independent pricing service. If a pricing service cannot provide a valuation, securities will be valued in good faith at fair market value using methods consistent with those determined by the Board of Trustees.

Share valuation -- The net asset value per share of the Fund is calculated daily by dividing the total value of the Fund's assets, less liabilities, by the number of shares outstanding. The offering price and redemption price per share of the Fund is equal to the net asset value per share.

Investment income and distributions to shareholders -- Interest income is accrued as earned. Discounts and premiums on securities purchased are amortized in accordance with income tax regulations. Dividends arising from net investment income are declared daily and paid on the last business day of each month to shareholders of the Fund. Net realized short-term capital gains, if any, may be distributed throughout the year and net realized long-term capital gains, if any, are distributed at least once each year. Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Security transactions -- Security transactions are accounted for on trade date. Securities sold are valued on a specific identification basis.

                     THE JAMESTOWN TAX EXEMPT VIRGINIA FUND

                          NOTES TO FINANCIAL STATEMENTS

                         September 30, 1997 (Unaudited)



Estimates -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Federal income tax -- It is the Fund's policy to comply with the special provisions of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies and distributes at least 90% of its taxable net income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund's intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

The following information is based upon the federal income tax cost of portfolio investments of the Fund as of September 30, 1997:

  Gross unrealized appreciation......................................$ 500,393
  Gross unrealized depreciation........................................ (3,261)
                                                                     ---------
  Net unrealized appreciation .......................................$ 497,132
                                                                     =========

The tax basis of investments of the Fund is equal to the acquisition cost as shown on the Statement of Assets and Liabilities. As of March 31, 1997, the Fund had capital loss carryforwards for federal income tax purposes of $57,120 which expire on March 31, 2004. These capital loss carryforwards may be utilized in current and future years to offset net realized capital gains prior to distributing such gains to shareholders.


2.  INVESTMENT TRANSACTIONS

During the six months ended September 30, 1997, purchases and proceeds from sales and maturities of investment securities, other than short-term investments, amounted to $6,876,024 and $1,574,276, respectively.

                     THE JAMESTOWN TAX EXEMPT VIRGINIA FUND

                          NOTES TO FINANCIAL STATEMENTS

                         September 30, 1997 (Unaudited)


3.  TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY AGREEMENT
The Fund's investments are managed by Lowe, Brockenbrough & Tattersall, Inc. (the Adviser) under the terms of an Investment Advisory Agreement. Under the Investment Advisory Agreement, the Fund pays the Adviser a fee, which is computed and accrued daily and paid monthly at an annual rate of .40% of its average daily net assets up to $250 million; .35% of the next $250 million of such net assets; and .30% of such net assets in excess of $500 million. The Adviser currently intends to limit the total operating expenses of the Fund to
 .75% of average daily net assets. Accordingly, the Adviser voluntarily waived $3,938 of its investment advisory fee for the six months ended September 30, 1997. Certain trustees and officers of the Trust are also officers of the Adviser.

ADMINISTRATIVE SERVICES AGREEMENT
Under the terms of an Administrative Services Agreement with the Trust, Countrywide Fund Services, Inc. (CFS) provides administrative, pricing, accounting, dividend disbursing, shareholder servicing and transfer agent services for the Fund. For these services, CFS receives a monthly fee from the Fund at an annual rate of .15% of its average daily net assets up to $200 million and .10% of such net assets in excess of $200 million, subject to a $2,000 minimum monthly fee. In addition, the Fund pays out-of-pocket expenses including, but not limited to, postage, supplies and costs of pricing the Fund's portfolio securities. Certain officers of the Trust are also officers of CFS.

                     THE JAMESTOWN INTERNATIONAL EQUITY FUND
                              No Load Mutual Fund

                               SEMI-ANNUAL REPORT
                               September 30, 1997
                                   (Unaudited)

Investment Adviser                              Administrator
LOWE, BROCKENBROUGH & TATTERSALL, INC.          COUNTRYWIDE FUND SERVICES, INC.
6620 West Broad Street                          312 Walnut Street
Suite 300                                       P.O. Box 5354
Richmond, Virginia 23230                        Cincinnati, Ohio 45201-5354
1.804.288.0404                                  1.800.443.4249


THE JAMESTOWN INTERNATIONAL EQUITY FUND

STATEMENT OF ASSETS AND LIABILITIES

September 30, 1997 (Unaudited)


ASSETS
Investments in securities:
     At acquisition cost                                                        $ 30,035,507
                                                                                ============
     At value (Note 1)                                                          $ 36,634,807
Cash denominated in foreign currencies (cost $3,945)                                   4,525
Cash                                                                               1,774,943
Net unrealized appreciation on forward foreign currency exchange
     contracts (Note 5)                                                               10,853
Receivable for securities sold                                                       185,157
Receivable for capital shares sold                                                     1,194
Dividends receivable                                                                  73,734
Interest receivable                                                                    4,907
Other assets                                                                           1,029
                                                                                ------------
          TOTAL ASSETS                                                            38,691,149
                                                                                ------------
LIABILITIES
Accrued advisory fees (Note 3)                                                        30,312
Accrued administration fees (Note 3)                                                   7,500
Other accrued expenses                                                                24,418
Other payables                                                                           119
                                                                                ------------
          TOTAL LIABILITIES                                                           62,349
                                                                                ------------
NET ASSETS                                                                      $ 38,628,800
                                                                                ============
Net assets consist of:
Paid-in capital                                                                 $ 32,555,344
Undistributed net investment income                                                  154,644
Accumulated net realized losses from security and foreign currency
     transactions                                                                   (689,859)
Net unrealized appreciation on investments                                         6,599,300
Net unrealized appreciation on translation of assets and liabilities in
     foreign currencies                                                                9,371
                                                                                ------------
Net assets                                                                      $ 38,628,800
                                                                                ============
Shares of beneficial interest outstanding (unlimited number of shares
               authorized, no par value)                                           3,266,578
                                                                                ============
Net asset value, offering price and redemption price per share (Note 1)         $      11.83
                                                                                ============

See accompanying notes to the financial statements.

THE JAMESTOWN INTERNATIONAL EQUITY FUND

STATEMENT OF OPERATIONS

Six Months Ended September 30, 1997 (Unaudited)


INVESTMENT INCOME
Dividends (net of foreign withholding taxes of $31,216)                         $    313,645
Interest                                                                              33,595
                                                                                ------------
          TOTAL INVESTMENT INCOME                                                    347,240
EXPENSES
Investment advisory fees (Note 3)                                                    172,015
Administration fees (Note 3)                                                          41,796
Custodian fees                                                                        30,213
Registration fees                                                                     11,816
Pricing costs                                                                          5,285
Professional fees                                                                      3,703
Shareholder report printing                                                            2,181
Trustees' fees and expenses                                                            2,089
Insurance expense                                                                      1,029
Postage and supplies                                                                     780
Other expenses                                                                         4,318
                                                                                ------------
          TOTAL EXPENSES                                                             275,225
                                                                                ------------
NET INVESTMENT INCOME                                                                 72,015
                                                                                ------------
REALIZED AND UNREALIZED GAINS ON INVESTMENTS
     AND FOREIGN CURRENCIES (Note 4)
Net realized gains from:
     Security transactions                                                           540,329
     Foreign currency transactions                                                   102,650
Net change in unrealized appreciation/depreciation on:
     Investments                                                                   5,598,327
     Translation of assets and liabilities in foreign currencies                       9,931
                                                                                ------------
NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS
     AND FOREIGN CURRENCIES                                                        6,251,237
                                                                                ------------
NET INCREASE IN NET ASSETS FROM OPERATIONS                                      $  6,323,252
                                                                                ============

See accompanying notes to the financial statements.

THE JAMESTOWN INTERNATIONAL EQUITY FUND

STATEMENT OF CHANGES IN NET ASSETS

For the Periods Ended September 30, 1997 and March 31, 1997


                                                                                  Six Months
                                                                                     Ended               Period
                                                                                 September 30,            Ended
                                                                                     1997              March 31,
                                                                                  (Unaudited)           1997 (a)
                                                                                --------------    -------------
FROM OPERATIONS:
   Net investment income (loss)                                                 $       72,015    $     (36,671)
   Net realized gains (losses) from security transactions                              540,329       (1,230,188)
   Net realized gains from foreign currency transactions                               102,650          185,973
   Net change in unrealized appreciation/depreciation on investments                 5,598,327        1,000,973
   Net change in unrealized appreciation/depreciation on translation
      of assets and liabilities in foreign currencies                                    9,931             (560)
                                                                                --------------    -------------
Net decrease in net assets from operations                                           6,323,252          (80,473)
                                                                                --------------    -------------
DISTRIBUTIONS TO SHAREHOLDERS:
   From net investment income                                                          (62,236)              --
   In excess of net investment income                                                       --         (107,087)
                                                                                --------------    -------------
Decrease in net assets from distributions to shareholders                              (62,236)        (107,087)
                                                                                --------------    -------------
FROM CAPITAL SHARE TRANSACTIONS (b):
   Proceeds from shares sold                                                         3,040,042       29,619,931
   Net asset value of shares issued in reinvestment
      of distributions to shareholders                                                  61,613          105,780
   Payments for shares redeemed                                                        (24,288)        (247,734)
                                                                                --------------    -------------
Net increase in net assets from capital share transactions                           3,077,367       29,477,977
                                                                                --------------    -------------
TOTAL INCREASE IN NET ASSETS                                                         9,338,383       29,290,417

NET ASSETS:
   Beginning of period                                                              29,290,417                0
                                                                                --------------    -------------
   End of period - (including undistributed net investment
      income of $154,644 and $42,215, repectively)                              $   38,628,800    $  29,290,417
                                                                                ==============    =============
(a)Represents the period from the start of business (April 16, 1996)
  through March 31, 1997.
(b)Number of capital shares:
   Sold                                                                                277,272        3,000,775
   Reinvested                                                                            5,433           10,836
   Redeemed                                                                             (2,337)         (25,401)
                                                                                --------------    -------------
   Net increase in shares outstanding                                                  280,368        2,986,210
   Shares outstanding, beginning of period                                           2,986,210                0
                                                                                --------------    -------------
   Shares outstanding, end of period                                                 3,266,578        2,986,210
                                                                                ==============    =============


See accompanying notes to the financial statements.


THE JAMESTOWN INTERNATIONAL EQUITY FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data and Ratios for a Share Outstanding Throughout Each Period

                                                                 Six Months
                                                                    Ended                Period
                                                               September 30,              Ended
                                                                    1997                March 31,
                                                                 (Unaudited)            1997 (a)
                                                                  ---------             -------
Net asset value at beginning of period                              $9.81                $10.00
                                                                   ------                ------
Income from investment operations:
   Net investment gain (loss)                                        0.02                 (0.01)
   Net realized and unrealized gains (losses)
      on investments and foreign currency                            2.02                 (0.14)
                                                                   ------                ------
Total from investment operations                                     2.04                 (0.15)
                                                                   ------                ------
Less distributions:
   Dividends from net investment income                             (0.02)                   --
   Dividends in excess of net investment income                        --                 (0.04)
                                                                   ------                ------
Total distributions                                                 (0.02)                (0.04)
                                                                   ------                ------
Net asset value at end of period                                   $11.83                 $9.81
                                                                   ======                ======
Total return                                                        41.49%(c)             -1.56%(c)
                                                                   ======                ======
Net assets at end of period (000's)                               $38,629               $29,290
                                                                  =======               =======
Ratio of expenses to average net assets (b)                          1.60%(c)              1.60%(c)
Ratio of net investment loss to average net assets                   0.41%(c)             -0.15%(c)
Portfolio turnover rate                                                50%(c)                70%(c)
Average commission rate per share                                 $0.0280               $0.0258


(a)Represents the period from the start of business (April 16, 1996) through March 31, 1997.

(b)Absent investment advisory fees waived by the Adviser, the ratio of expenses to average net assets would have been 1.71%(c) for the period ended March 31, 1997.

(c)Annualized.

See accompanying notes to the financial statements.

THE JAMESTOWN INTERNATIONAL EQUITY FUND

PORTFOLIO OF INVESTMENTS

September 30, 1997 (Unaudited)

      Shares                                                                    Value
                       COMMON STOCKS - 94.8%
                       Australia - 4.5%
           73,400        Australia and New Zealand Banking Group Ltd.           $    599,549
           70,600        Coca-Cola Amatil Ltd.                                       755,049
           81,991        News Corporation Ltd.                                       420,180
                                                                                ------------
                                                                                   1,774,778

                       Brazil - 1.9%
            4,400        Telecomunicacoes Brasileiras SA - Telebras - ADR            566,500
            4,800        Uniao de Bancos Brasileiros SA - GDR                        175,800
                                                                                ------------
                                                                                     742,300
                                                                                ------------
                       France - 8.1%
           23,487        Renault SA (a)                                              696,428
            7,915        Schneider SA                                                499,673
            7,130        Suez Lyonnaise des Eaux                                     795,666
            5,802        Total SA - Class B                                          664,096
            7,339        Valeo SA                                                    481,991
                                                                                ------------
                                                                                   3,137,854
                                                                                ------------
                       Germany - 6.9%
            7,090        Daimler-Benz AG                                             585,285
           13,114        Hoechst AG                                                  582,123
            1,461        Mannesmann AG                                               696,507
            1,139        Volkswagen AG                                               791,283
                                                                                ------------
                                                                                   2,655,198
                                                                                ------------
                       Hong Kong - 3.5%
           57,000        Hutchison Whampoa Ltd.                                      561,639
           85,000        New World Development                                       514,052
           25,000        Sun Hung Kai Properties Ltd.                                293,984
                                                                                ------------
                                                                                   1,369,675
                                                                                ------------
                       India -  2.5%
            5,600        Hindalco Industries Ltd. - GDR (a)                          193,200
            9,300        Reliance Industries Ltd. - GDR                              214,132
            4,220        Richter Gedeon Rt. - GDR                                    447,728
           13,200        Tata Engineering and Locomotive Company Ltd. - GDR          125,400
                                                                                ------------
                                                                                     980,460
                                                                                ------------
                       Indonesia - 0.7%
           62,000        PT Hanjaya Mandala Sampoerna - foreign registered           127,982
           27,000        PT Indosat                                                   68,738
            4,000        PT Telekomunikasi Indonesia - ADR                            89,500
                                                                                ------------
                                                                                     286,220
                                                                                ------------

      Shares                                                                    Value
                       COMMON STOCKS - Continued
                       Italy - 8.3%
          187,522        Credito Italiano (a)                                   $    507,477
          111,165        Fiat SPA                                                    396,822
          116,200        Mediaset SPA (a)                                            599,299
          151,155        Pirelli SPA                                                 443,221
          186,202        Telecom Italia SPA (a)                                    1,240,879
                                                                                ------------
                                                                                   3,187,698
                                                                                ------------
                       Japan - 16.7%
           24,000         Canon, Inc.                                                701,731
           25,000         Denso Corporation                                          606,726
              500         Isetan Company                                               4,804
            7,000         Ito-Yokado Co. Ltd.                                        379,193
           16,000         Mitsui Fudosan Company, Ltd.                               194,815
           15,000         Murata Manufacturing Company Ltd.                          648,554
               53         Nippon Telegraph & Telephone Corporation                   487,286
           14,000         Nomura Securities Company Ltd.                             182,059
               13         NTT Data Communications Systems Company                    589,000
            7,000         Rohm Company                                               823,325
           23,000         Sharp Corporation                                          209,558
            6,500         Sony Corporation                                           613,766
           39,000         Sumitomo Bank                                              587,923
           53,000         Sumitomo Realty & Development                              419,241
                                                                                ------------
                                                                                   6,447,981
                                                                                ------------
                       Malaysia - 0.6%
          233,000        Renong Berhad                                               230,013
                                                                                ------------
                       Mexico - 5.3%
          135,119        Grupo Financiero Banamex Accival, SA de CV - Class B        419,665
           30,500        Grupo Carso SA de CV - ADR                                  245,552
           12,300        Grupo Televisa SA                                           440,494
           60,000        Kimberly-Clark de Mexico, SA de CV - Class A                308,275
           11,900        Telefonos De Mexico SA - ADR                                615,825
                                                                                ------------
                                                                                   2,029,811
                                                                                ------------
                       Netherlands - 4.9%
            8,600        Philips Electronics NV                                      727,973
            7,913        ING Groep NV                                                363,548
           34,670        VNU-Verenigde Nederlandse Uitgeversbedrijven
                              Verenigd Bezit                                         805,139
                                                                                ------------
                                                                                   1,896,660
                                                                                ------------
                       Philippines - 0.5%
          540,000        Filinvest Land Inc. (a)                                      58,952
           16,800        Metropolitan Bank and Trust Company                         150,393
                                                                                ------------
                                                                                     209,345
                                                                                ------------


                       COMMON STOCKS - Continued
      Shares                                                                    Value
                       Poland - 0.5%
           14,400        Bank Handlowy W. Warszawie (a)                         $    206,374
                                                                                ------------
                       Spain - 3.9%
           15,600        Banco Santander SA                                          511,390
           32,007        Telefonica de Espana                                      1,006,320
                                                                                ------------
                                                                                   1,517,710
                                                                                ------------
                       Sweden - 4.9%
           31,349        Astra AB - Class A                                          578,818
           20,660        Hennes and Mauritz AB - Class B                             903,242
           29,820        Skandinaviska Enskilda Banken - Class A (a)                 361,814
                                                                                ------------
                                                                                   1,843,874
                                                                                ------------
                       Switzerland - 5.8%
              414        Nestle SA                                                   577,553
              581        Novartis AG                                                 892,141
               85        Roche Holding AG                                            755,024
                                                                                ------------
                                                                                   2,224,718
                                                                                ------------
                       Thailand - 0.3%
           20,000        Bangkok Bank Public Company Ltd. - foreign
                                           registered                                101,928
                                                                                ------------
                       United Kingdom - 15.0%
           27,500        BOC Group PLC                                               490,658
           34,870        British Aerospace PLC                                       937,034
           51,258        British Petroleum Company PLC                               774,615
           31,800        Glaxo Wellcome PLC                                          716,352
           46,920        Imperial Chemical Industries PLC                            762,494
          218,070        LucasVarity PLC                                             824,314
           79,496        Safeway PLC                                                 516,882
          143,331        Vodafone Group PLC                                          769,861
                                                                                ------------
                                                                                   5,792,210
                                                                                ------------
                       Total Common Stocks (Cost $30,035,507) - 94.8%           $ 36,634,807

                       Other Assets in Excess of Liabilities - 5.2%                1,993,993
                                                                                ------------
                       Net Assets - 100.0%                                      $ 38,628,800
                                                                                ============

(a) Non-income producing security.

See accompanying notes to the financial statements.

                     THE JAMESTOWN INTERNATIONAL EQUITY FUND

                          NOTES TO FINANCIAL STATEMENTS

                         September 30, 1997 (Unaudited)


1.  SIGNIFICANT ACCOUNTING POLICIES

The Jamestown International Equity Fund (the Fund) is a no-load, diversified series of the Williamsburg Investment Trust (the Trust), an open-end management investment company registered under the Investment Company Act of 1940. The Trust was organized as a Massachusetts business trust on July 18, 1988. The Fund began operations on April 16, 1996.

The Fund's investment objective is to achieve superior total returns through investment in equity securities of issuers located outside the United States.

The following is a summary of the Fund's significant accounting policies:

Securities valuation -- The Fund's portfolio securities are valued as of the close of business of the regular session of the New York Stock Exchange (currently 4:00 p.m., Eastern time). Securities which are traded over-the-counter are valued at the last sales price, if available, otherwise, at the last quoted bid price. Securities traded on a national or foreign stock exchange are valued based upon the closing price on the principal exchange where the security is traded. Foreign securities are translated from the local currency into U.S. dollars using currency exchange rates supplied by a quotation service.

Share valuation -- The net asset value per share of the Fund is calculated daily by dividing the total value of the Fund's assets, less liabilities, by the number of shares outstanding. The offering price and redemption price per share of the Fund is equal to the net asset value per share.

Investment income and distributions to shareholders -- Interest income is accrued as earned. Dividend income is recorded on the ex-dividend date. Dividends arising from net investment income are declared and paid quarterly to shareholders of the Fund. Net realized short-term capital gains, if any, may be distributed throughout the year and net realized long-term capital gains, if any, are distributed at least once each year. Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Security transactions -- Security transactions are accounted for on trade date. Securities sold are valued on a specific identification basis.

Estimates -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

                     THE JAMESTOWN INTERNATIONAL EQUITY FUND

                          NOTES TO FINANCIAL STATEMENTS

                         September 30, 1997 (Unaudited)


Federal income tax -- It is the Fund's policy to comply with the special provisions of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies and distributes at least 90% of its taxable net income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund's intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

The following information is based upon the federal income tax cost of portfolio investments of $28,060,261 as of September 30, 1997:

  Gross unrealized appreciation...............................$   7,650,859
  Gross unrealized depreciation................................  (1,051,559)
                                                               ------------
  Net unrealized appreciation..................................$  6,599,300
                                                               ============

As of March 31, 1997, the Fund had capital loss carryforwards for federal income tax purposes of $137,352 which expire on March 31, 2005. In addition, the Fund had net realized capital losses of $1,067,584 during the period from November 1, 1996 through March 31, 1997, which are treated for federal income tax purposes as arising during the Fund's tax year ending March 31, 1998. These capital loss carryforwards and "post-October" losses may be utilized in the current and future years to offset net realized capital gains prior to distributing such gains to shareholders.

2.  INVESTMENT TRANSACTIONS

During the six months ended September 30, 1997, purchases and proceeds from sales and maturities of investment securities, other than short-term investments, amounted to $9,662,669 and $8,202,500, respectively.

3.  TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS
Lowe, Brockenbrough & Tattersall, Inc. (the Adviser), under the terms of an Investment Advisory Agreement, provides general investment supervisory services to the Fund. Under the Investment Advisory Agreement, the Fund pays the Adviser a fee, which is computed and accrued daily and paid monthly, at an annual rate of 1.00% of its average daily net assets. Certain trustees and officers of the Trust are also officers of the Adviser.

The Adviser retains Oechsle International Advisors, Inc. (Oechsle) to provide the Fund with a continuous program of supervision of the Fund's assets, including the composition of its portfolio, and to furnish advice and recommendations with respect to investments, investment policies and the purchase and sale of securities, pursuant to the terms of a Sub-Advisory Agreement. Under the Sub-Advisory Agreement, the Adviser, not the Fund, pays Oechsle a fee in the amount of one-half of the monthly advisory fee received by the Adviser, net of any advisory fee waivers.

                     THE JAMESTOWN INTERNATIONAL EQUITY FUND

                          NOTES TO FINANCIAL STATEMENTS

                         September 30, 1997 (Unaudited)


ADMINISTRATIVE SERVICES AGREEMENT
Under the terms of an Administrative Services Agreement between the Trust and Countrywide Fund Services, Inc. (CFS), CFS provides administrative, pricing, accounting, dividend disbursing, shareholder servicing and transfer agent services for the Fund. For these services, CFS receives a monthly fee from the Fund at an annual rate of .25% of its average daily net assets up to $25 million; .225% of the next $25 million of such net assets; and .20% of such net assets in excess of $50 million, subject to a $4,000 minimum monthly fee. In addition, the Fund pays out-of-pocket expenses including, but not limited to, postage, supplies, and cost of pricing the Fund's portfolio securities. Certain officers of the Trust are also officers of CFS.

4.  FOREIGN CURRENCY TRANSLATION

Amounts denominated in or expected to settle in foreign currencies are translated into U.S. dollars based on exchange rates on the following basis:

      A. The market values of investment securities and other assets and liabilities are translated at the closing rate of exchange each day.

      B. Purchases and sales of investment securities and income and expenses are translated at the rate of exchange prevailing on the respective dates of such transactions.

      C. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from those resulting from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments.

Reported net realized foreign exchange gains or losses arise from 1) sales of foreign currencies, 2) currency gains or losses realized between the trade and settlement dates on securities transactions, and 3) the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Reported net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investment securities, resulting from changes in exchange rates.

                     THE JAMESTOWN INTERNATIONAL EQUITY FUND

                          NOTES TO FINANCIAL STATEMENTS

                         September 30, 1997 (Unaudited)

5.  FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

The Fund enters into forward foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge or cross-hedge against either specific transactions or portfolio positions. The objective of the Fund's foreign currency hedging transactions is to reduce risk that the U.S. dollar value of the Fund's securities denominated in foreign currency will decline in value due to changes in foreign currency exchange rates. All foreign currency exchange contracts are "marked-to-market" daily at the applicable translation rates resulting in unrealized gains or losses. Realized and unrealized gains or losses are included in the Fund's Statement of Assets and Liabilities and Statement of Operations. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

At September 30, 1997, the Fund had forward foreign currency exchange contracts outstanding as follows:

                                                                                         NET
                                                                                         UNREALIZED
          DELIVERY             TO RECEIVE                INITIAL             MARKET      APPRECIATION
              DATE            (TO DELIVER)                 VALUE              VALUE     (DEPRECIATION)
CONTRACTS TO SELL
       10/06/97              (14,903,167) ITL      $     (85,186)    $      (85,157)     $        29
                          ==============
       10/07/97             (172,613,424) ITL           (100,008)          (100,067)             (59)
                          ==============
       12/17/97           (2,465,000,000) ITL         (1,422,184)        (1,429,466)          (7,282)
                          ==============
       12/17/97             (128,328,000) JPY         (1,079,293)        (1,078,012)           1,281
                          ==============           -------------     --------------      -----------

TOTAL SELL CONTRACTS                                  (2,686,671)        (2,692,702)          (6,031)
                                                   -------------     --------------      -----------
CONTRACTS TO BUY
       12/17/97             2,465,000,000 ITL          1,423,062          1,429,466            6,404
                           ==============
       12/17/97               128,328,000 JPY          1,067,532          1,078,012           10,480
                           ==============          -------------     --------------      -----------

TOTAL BUY CONTRACTS                                    2,490,594          2,507,478           16,884
                                                   -------------     --------------      -----------
NET CONTRACTS                                       $   (196,077)    $     (185,224)     $    10,853
                                                   =============     ==============      ===========

ITL - Italian Lira
JPY - Japanese Yen